GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 95.8%
Australia – 0.3%
51,570 Anglogold Ashanti PLC
(Materials) $ 4,968,330
Brazil – 2.6%
325,284 Ambev SA (Consumer Staples) 1,049,511
122,821 Axia Energia SA (Utilities) 1,273,082
406,187 B3 SA – Brasil Bolsa Balcao
(Financials) 1,324,994
331,495 Banco Bradesco SA (Financials) 1,015,810
88,283 Banco BTG Pactual SA
(Financials) 938,122
219,547 Banco do Brasil SA (Financials) 881,105
433,548 BB Seguridade Participacoes
SA (Financials) 3,034,202
594,865 Caixa Seguridade Participacoes
SA (Financials) 2,082,768
263,901 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 1,458,235
471,562 Cia Paranaense de Energia
(Utilities) 1,357,388
135,084 CPFL Energia SA (Utilities) 1,158,771
51,498 Embraer SA (Industrials) 747,089
41,442 Energisa SA (Utilities) 393,266
126,100 Eneva SA (Utilities)* 638,951
133,104 Engie Brasil Energia SA
(Utilities) 871,010
108,824 Equatorial SA (Utilities) 829,379
86,900 Itau Unibanco Holding SA
(Financials) 688,232
423,136 Klabin SA (Materials) 1,394,503
71,158 Localiza Rent a Car SA
(Industrials) 591,131
109,385 MBRF Global Foods Co. SA
(Consumer Staples) 346,221
254,309 Motiva Infraestrutura de
Mobilidade SA (Industrials) 709,403
276,819 NU Holdings Ltd., Class A
(Financials)* 3,634,633
295,864 Petroleo Brasileiro SA -
Petrobras (Energy) 2,733,329
73,596 Porto Seguro SA (Financials) 702,903
48,600 PRIO SA (Energy)* 598,108
349,426 Raia Drogasil SA (Consumer
Staples) 1,291,126
55,969 StoneCo Ltd., Class A
(Financials) 640,845
90,679 Suzano SA (Materials) 751,326
188,339 Telefonica Brasil SA
(Communication Services) 1,259,267
188,797 TIM SA (Communication
Services) 817,416
125,600 Ultrapar Participacoes SA
(Consumer Discretionary) 642,377
330,288 Vale SA (Materials) 5,407,942
235,487 Vibra Energia SA (Consumer
Discretionary) 1,385,026
109,407 WEG SA (Industrials) 953,867
22,175 XP, Inc., Class A (Financials) 369,657
43,970,995
Shares Description Value
a
Common Stocks – (continued)
Chile – 0.7%
11,450,218 Banco de Chile (Financials) $ 2,157,148
25,458 Banco de Credito e Inversiones
SA (Financials) 1,717,835
23,464,122 Banco Santander Chile
(Financials) 1,845,607
527,557 Cencosud SA (Consumer
Staples) 1,244,281
74,136 Empresas Copec SA (Consumer
Discretionary) 526,765
14,036,216 Enel Chile SA (Utilities) 1,219,176
276,759 Falabella SA (Consumer
Discretionary) 1,772,611
42,007,069 Latam Airlines Group SA
(Industrials) 1,137,565
87,696 Plaza SA (Real Estate) 382,339
12,003,327
China – 21.7%
292,521 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 830,651
709,156 3SBio, Inc. (Health Care)*
(a)
1,673,946
275,728 AAC Technologies Holdings,
Inc. (Information Technology) 1,600,738
19,000 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 573,109
16,000 Advanced Fiber Resources
Zhuhai Ltd., Class A
(Information Technology) 659,693
761,312 Agricultural Bank of China
Ltd., Class A (Financials) 711,606
2,561,311 Agricultural Bank of China
Ltd., Class H (Financials) 1,885,672
1,970,346 Alibaba Group Holding Ltd.
(Consumer Discretionary) 30,394,625
343,814 Aluminum Corp. of China Ltd.,
Class A (Materials) 580,697
847,665 Aluminum Corp. of China Ltd.,
Class H (Materials) 1,178,905
135,000 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 730,760
197,156 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 587,550
107,048 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 259,923
82,904 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 1,541,488
173,034 ANTA Sports Products Ltd.
(Consumer Discretionary) 1,673,511
17,180 APT Medical, Inc., Class A
(Health Care) 522,378
82,432 Baidu, Inc., Class A
(Communication Services)* 1,367,311
266,748 Baiyin Nonferrous Group Co.
Ltd., Class A (Materials) 247,360
484,003 Bank of Changsha Co. Ltd.,
Class A (Financials) 680,036

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,889,465 Bank of China Ltd., Class H
(Financials) $ 5,244,611
1,773,259 Bank of Communications Co.
Ltd., Class H (Financials) 1,651,669
366,436 Bank of Jiangsu Co. Ltd., Class
A (Financials) 611,860
308,976 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 275,551
322,529 Beijing Enterprises Holdings
Ltd. (Utilities) 1,268,322
188,300 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 714,328
695,452 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 516,334
14,349 Bilibili, Inc., Class Z
(Communication Services)* 249,543
13,086 Biwin Storage Technology Co.
Ltd., Class A (Information
Technology)* 633,587
170,840 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services)* 421,955
160,988 BOC Aviation Ltd.
(Industrials)
(a)
1,571,386
1,627,148 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 1,229,725
3,117,220 Bosideng International Holdings
Ltd. (Consumer Discretionary) 1,690,380
96,581 BYD Co. Ltd., Class H
(Consumer Discretionary) 1,125,098
541,987 BYD Electronic International
Co. Ltd. (Information
Technology) 2,017,912
259,535 C&D International Investment
Group Ltd. (Real Estate)
(b)
522,554
592,436 Caitong Securities Co. Ltd.,
Class A (Financials) 687,814
48,200 Canmax Technologies Co. Ltd.,
Class A (Materials)* 596,810
636,296 Changjiang Securities Co. Ltd.,
Class A (Financials) 765,085
246,908 Chengtun Mining Group Co.
Ltd., Class A (Materials) 445,508
1,967,328 China CITIC Bank Corp. Ltd.,
Class H (Financials) 1,829,921
11,033,808 China Construction Bank Corp.,
Class H (Financials) 11,952,565
943,283 China Gas Holdings Ltd.
(Utilities) 834,071
30,709 China Gold International
Resources Corp. Ltd.
(Materials) 588,523
469,652 China Hongqiao Group Ltd.
(Materials) 1,679,083
136,200 China International Capital
Corp. Ltd., Class A (Financials) 680,652
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
109,400 China Jushi Co. Ltd., Class A
(Materials) $ 681,176
157,600 China Life Insurance Co. Ltd.,
Class A (Financials) 788,530
867,071 China Life Insurance Co. Ltd.,
Class H (Financials) 3,195,066
702,661 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 1,520,546
288,807 China Merchants Bank Co. Ltd.,
Class H (Financials) 1,735,628
236,900 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 555,685
655,226 China Merchants Port Holdings
Co. Ltd. (Industrials) 1,286,642
464,088 China Merchants Securities Co.
Ltd., Class A (Financials) 1,166,149
327,540 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 427,261
1,122,615 China Minsheng Banking Corp.
Ltd., Class H (Financials) 481,280
1,086,735 China National Building
Material Co. Ltd., Class H
(Materials) 736,285
746,985 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 852,883
387,504 China Nonferrous Mining Corp.
Ltd. (Materials) 669,952
69,472 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 499,557
727,369 China Overseas Land &
Investment Ltd. (Real Estate) 1,449,652
207,693 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 832,638
1,565,766 China Petroleum & Chemical
Corp., Class H (Energy) 863,055
3,081,004 China Power International
Development Ltd. (Utilities) 1,462,390
431,304 China Railway Group Ltd.,
Class A (Industrials) 304,272
334,320 China Resources Land Ltd.
(Real Estate) 1,506,645
536,425 China Resources Power
Holdings Co. Ltd. (Utilities) 1,455,125
151,404 China Shenhua Energy Co. Ltd.,
Class H (Energy) 870,862
1,518,740 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 1,084,903
778,698 China Taiping Insurance
Holdings Co. Ltd. (Financials) 1,974,217
1,526,994 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 941,745
524,579 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
663,973

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
71,736 China Tungsten And Hightech
Materials Co. Ltd., Class A
(Materials) $ 721,450
690,292 China United Network
Communications Ltd., Class A
(Communication Services) 444,102
1,524,978 China Zheshang Bank Co. Ltd.,
Class A (Financials) 676,620
668,532 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 783,083
338,530 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 474,704
834,316 CITIC Ltd. (Industrials) 1,400,924
301,780 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 631,103
296,931 CMOC Group Ltd., Class A
(Materials) 812,872
348,214 CMOC Group Ltd., Class H
(Materials) 810,844
13,400 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 840,293
5,000 Contemporary Amperex
Technology Co. Ltd., Class H
(Industrials) 474,966
250,000 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 510,054
786,300 CRRC Corp. Ltd., Class A
(Industrials) 671,003
179,784 CSC Financial Co. Ltd., Class A
(Financials) 648,519
1,819,407 CSPC Pharmaceutical Group
Ltd. (Health Care) 1,741,082
57,400 Dajin Heavy Industry Co. Ltd.,
Class A (Industrials) 619,634
605,989 Daqin Railway Co. Ltd., Class
A (Industrials) 465,149
108,000 Dazhong Mining Co. Ltd., Class
A (Materials) 622,943
29,823 Dosilicon Co. Ltd., Class A
(Information Technology)* 627,031
74,177 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 644,192
126,546 ENN Energy Holdings Ltd.
(Utilities) 886,439
41,341 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology)* 4,319,391
17,700 EverProX Technologies Co.
Ltd., Class A (Information
Technology) 652,377
1,807,010 Far East Horizon Ltd.
(Financials) 1,773,025
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
923,284 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) $ 761,956
1,317,700 Founder Securities Co. Ltd.,
Class A (Financials) 1,342,752
57,896 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 628,499
68,800 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
562,258
618,841 GD Power Development Co.
Ltd., Class A (Utilities) 471,353
815,541 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 1,958,364
370,036 GEM Co. Ltd., Class A
(Industrials) 426,873
394,859 Genscript Biotech Corp. (Health
Care)*
(b)
689,217
88,777 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(a)(b)
340,500
111,000 Giant Network Group Co.
Ltd., Class A (Communication
Services) 427,817
9,996 GigaDevice Semiconductor,
Inc., Class A (Information
Technology) 690,419
121,068 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 419,350
149,804 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 198,977
176,840 Guangdong HEC Technology
Holding Co. Ltd., Class A
(Materials)* 931,611
1,056,258 Guangdong Investment Ltd.
(Utilities) 1,125,342
221,108 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 198,497
72,200 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 555,586
98,700 Guocheng Mining Co. Ltd.,
Class A (Materials) 615,721
484,752 Guolian Minsheng Securities
Co. Ltd., Class A (Financials) 623,016
534,852 Guoyuan Securities Co. Ltd.,
Class A (Financials) 564,005
1,332,606 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
(b)
2,169,604
162,371 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 408,134
137,216 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 1,046,555
565,675 Haitian International Holdings
Ltd. (Industrials) 1,426,205

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
17,000 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) $ 529,980
318,776 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 843,915
110,600 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology) 565,967
272,036 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
1,091,282
113,943 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 489,546
454,777 Hengan International Group Co.
Ltd. (Consumer Staples) 1,412,365
56,400 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 643,289
62,753 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 2,113,840
64,930 Hua Hong Semiconductor
Ltd., Class H (Information
Technology)*
(a)
1,336,312
511,138 Huaxia Bank Co. Ltd., Class A
(Financials) 507,249
367,149 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 907,359
46,900 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) 613,246
77,035 Hundsun Technologies,
Inc., Class A (Information
Technology) 276,515
419,685 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 448,147
6,530,222 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 5,532,533
532,688 Industrial Securities Co. Ltd.,
Class A (Financials) 453,003
104,327 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 477,549
119,824 Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd.,
Class A (Materials) 703,549
111,555 Innovent Biologics, Inc. (Health
Care)*
(a)
1,186,377
403,716 JA Solar Technology Co.
Ltd., Class A (Information
Technology)* 543,944
375,803 JD Logistics, Inc.
(Industrials)*
(a)
618,075
233,819 JD.com, Inc., Class A
(Consumer Discretionary) 3,386,130
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
89,500 Jiangsu Etern Co. Ltd., Class A
(Information Technology) $ 632,852
166,960 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 1,239,338
94,700 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 590,908
137,041 Jiangxi Copper Co. Ltd., Class
A (Materials) 881,658
131,367 Jiangxi Copper Co. Ltd., Class
H (Materials) 590,007
129,440 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 462,706
588,995 Jinko Solar Co. Ltd., Class A
(Information Technology)* 510,469
255,200 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 605,404
112,100 Kingsoft Corp. Ltd.
(Communication Services) 302,942
485,011 Kuaishou Technology
(Communication Services)
(a)
2,818,205
1,291,496 Kunlun Energy Co. Ltd.
(Utilities) 1,179,870
3,897 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 764,248
25,748 Laopu Gold Co. Ltd., Class H
(Consumer Discretionary)
(b)
1,655,778
183,032 LB Group Co. Ltd., Class A
(Materials) 387,100
1,216,078 Lenovo Group Ltd. (Information
Technology) 3,723,923
802,092 Li Ning Co. Ltd. (Consumer
Discretionary) 1,862,617
976,078 Longfor Group Holdings Ltd.
(Real Estate)
(a)
977,647
240,600 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology)* 494,263
474,104 Meituan, Class B (Consumer
Discretionary)*
(a)
4,443,175
1,844,556 Metallurgical Corp. of China
Ltd., Class A (Industrials) 772,038
238,623 MINISO Group Holding Ltd.
(Consumer Discretionary) 787,352
1,122,988 MMG Ltd. (Materials)* 1,262,348
19,245 Montage Technology Co.
Ltd., Class A (Information
Technology) 720,110
164,671 NetEase, Inc. (Communication
Services) 4,078,220
203,092 New China Life Insurance Co.
Ltd., Class A (Financials) 1,793,194
371,470 New China Life Insurance Co.
Ltd., Class H (Financials) 2,296,863
818,170 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples) 954,730

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
188,758 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) $ 877,631
35,800 Ningbo Deye Technology Corp.,
Class A (Industrials) 612,282
163,700 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 581,059
342,806 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
1,872,062
67,156 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 5,670,653
1,811,989 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 1,197,604
359,800 PetroChina Co. Ltd., Class A
(Energy) 578,430
2,663,960 PetroChina Co. Ltd., Class H
(Energy) 3,701,550
723,824 PICC Property & Casualty Co.
Ltd., Class H (Financials) 1,343,767
452,405 Ping An Bank Co. Ltd., Class A
(Financials) 731,320
55,330 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 437,799
572,601 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 4,387,257
1,261,140 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 1,076,216
153,547 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
(b)
3,397,179
88,952 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 404,803
44,162 Remegen Co. Ltd., Class A
(Health Care)* 757,843
118,522 Remegen Co. Ltd., Class H
(Health Care)*
(a)
1,249,884
16,584 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 430,871
325,682 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 593,423
349,800 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 653,406
768,784 SDIC Capital Co. Ltd., Class A
(Financials) 732,235
54,892 Shandong Gold Mining Co.
Ltd., Class A (Materials) 234,378
286,872 Shandong Hongqiao Aluminum
Industry Holding Co. Ltd.,
Class A (Materials) 902,010
80,556 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 350,629
943,686 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 725,757
384,850 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 786,041
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
63,939 Shanghai Allist Pharmaceuticals
Co. Ltd., Class A (Health Care) $ 848,429
461,501 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 550,133
101,776 Shanghai Electric Power Co.
Ltd., Class A (Utilities)* 335,367
109,884 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 377,848
127,772 Shanghai International Airport
Co. Ltd., Class A (Industrials) 473,751
111,412 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 271,550
1,110,036 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 871,750
22,400 Shannon Semiconductor
Technology Co. Ltd., Class A
(Information Technology) 596,620
523,900 Shenergy Co. Ltd., Class A
(Utilities) 799,628
47,044 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 978,389
10,000 Shennan Circuits Co. Ltd., Class
A (Information Technology) 608,464
1,037,412 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 676,628
45,572 Shenzhen Envicool Technology
Co. Ltd., Class A (Industrials)* 613,338
13,448 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology)* 1,096,473
15,671 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 351,896
6,100 Shenzhen Techwinsemi
Technology Co. Ltd., Class A
(Information Technology) 577,391
2,841,737 Sino Biopharmaceutical Ltd.
(Health Care) 1,809,308
108,176 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 1,138,324
45,500 Sinomine Resource Group Co.
Ltd., Class A (Materials) 416,478
549,324 Sinopharm Group Co. Ltd.,
Class H (Health Care) 1,185,924
140,996 Sinotruk Hong Kong Ltd.
(Industrials) 670,313
107,500 Spring Airlines Co. Ltd., Class
A (Industrials) 779,049
98,800 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 1,056,401
13,521 Suzhou Centec Communications
Co. Ltd., Class A (Information
Technology)* 562,961

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
32,500 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology)* $ 1,024,059
11,219 Suzhou Everbright Photonics
Co. Ltd., Class A (Information
Technology)* 654,976
12,640 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 466,720
64,198 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 4,321,992
107,973 TBEA Co. Ltd., Class A
(Industrials) 404,812
2,861,752 TCL Technology Group
Corp., Class A (Information
Technology) 1,811,490
795,153 Tencent Holdings Ltd.
(Communication Services) 43,342,098
974,270 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 1,485,509
780,840 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 796,840
339,748 Trina Solar Co. Ltd., Class A
(Information Technology)* 774,821
26,570 Trip.com Group Ltd. (Consumer
Discretionary)* 1,250,289
83,200 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 752,331
16,800 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 613,317
30,528 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Information Technology) 1,663,871
45,287 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 643,981
1,496,062 Want Want China Holdings Ltd.
(Consumer Staples) 794,092
213,624 Weichai Power Co. Ltd., Class
A (Industrials) 1,116,546
290,692 Weichai Power Co. Ltd., Class
H (Industrials) 1,544,443
266,805 Western Mining Co. Ltd., Class
A (Materials) 1,204,706
2,173,194 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 584,965
33,716 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)(b)
560,542
151,820 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
645,836
48,752 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 392,023
1,557,073 Xiaomi Corp., Class B
(Information Technology)*
(a)
5,570,767
4,756,000 Xinyi Solar Holdings Ltd.
(Information Technology) 1,620,246
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
11,400 Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class A
(Information Technology) $ 679,149
22,500 Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H
(Information Technology)
(a)
652,257
243,900 Yankuang Energy Group Co.
Ltd., Class A (Energy) 786,373
318,000 Yankuang Energy Group Co.
Ltd., Class H (Energy) 590,767
41,224 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 856,007
202,108 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 1,080,568
41,606 Yum China Holdings, Inc.
(Consumer Discretionary) 1,820,866
43,244 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 319,400
58,400 Yunnan Energy New Material
Group Co. Ltd., Class A
(Materials)* 608,664
32,296 Yunnan Tin Co. Ltd., Class A
(Materials) 179,118
119,414 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 541,133
68,232 Zangge Mining Co. Ltd., Class
A (Materials) 778,849
748,008 Zhejiang Century Huatong
Group Co. Ltd., Class A
(Communication Services) 1,612,961
162,338 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 699,632
342,800 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 846,169
37,876 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Industrials) 306,976
41,735 Zhejiang Leapmotor Technology
Co. Ltd., Class H (Consumer
Discretionary)*
(a)
209,277
430,474 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 714,332
168,870 Zhejiang NHU Co. Ltd., Class
A (Materials) 733,528
605,031 Zheshang Securities Co. Ltd.,
Class A (Financials) 844,714
15,000 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 2,575,986
659,012 Zhongtai Securities Co. Ltd.,
Class A (Financials) 530,215
117,432 Zijin Mining Group Co. Ltd.,
Class A (Materials) 528,678
257,381 Zijin Mining Group Co. Ltd.,
Class H (Materials) 1,076,498

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
586,600 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) $ 625,515
363,984,877
Colombia – 0.1%
77,516 Grupo Cibest SA (Financials) 1,607,974
Czech Republic – 0.2%
12,058 CEZ AS (Utilities) 727,551
26,788 Komercni Banka AS
(Financials) 1,272,083
190,227 Moneta Money Bank AS
(Financials)
(a)
1,696,089
3,695,723
Egypt – 0.3%
1,735,958 Commercial International Bank
- Egypt (CIB) (Financials) 4,421,341
Greece – 0.9%
98,708 Allwyn AG (Consumer
Discretionary) 1,450,785
371,080 Alpha Bank SA (Financials) 1,693,156
372,691 Eurobank SA (Financials) 1,735,734
9,002 GEK TERNA SA (Industrials) 449,189
114,327 Hellenic Telecommunications
Organization SA
(Communication Services) 2,426,801
42,135 JUMBO SA (Consumer
Discretionary) 1,144,666
130,394 National Bank of Greece SA
(Financials) 2,255,823
200,543 Piraeus Bank SA (Financials)* 2,141,318
49,000 Public Power Corp. SA
(Utilities) 1,232,814
14,530,286
Hong Kong – 0.1%
92,500 Kingboard Laminates Holdings
Ltd. (Information Technology) 644,410
11,258 Zijin Gold International Co.
Ltd. (Materials)* 186,307
830,717
Hungary – 0.6%
157,157 MOL Hungarian Oil & Gas
PLC (Energy) 1,996,334
41,482 OTP Bank Nyrt (Financials) 5,683,650
50,022 Richter Gedeon Nyrt (Health
Care) 2,116,965
9,796,949
India – 10.3%
356,111 Adani Power Ltd. (Utilities)* 912,281
164,136 Aditya Birla Capital Ltd.
(Financials)* 627,691
13,796 Alkem Laboratories Ltd.
(Health Care) 798,425
188,435 Ambuja Cements Ltd.
(Materials) 888,322
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
35,949 APL Apollo Tubes Ltd.
(Materials) $ 692,908
12,955 Apollo Hospitals Enterprise
Ltd. (Health Care) 1,115,016
171,973 Ashok Leyland Ltd.
(Industrials) 281,384
50,946 Astral Ltd. (Industrials) 846,347
72,438 AU Small Finance Bank Ltd.
(Financials)
(a)
750,839
124,765 Aurobindo Pharma Ltd. (Health
Care) 1,873,314
175,179 Axis Bank Ltd. (Financials) 2,372,477
84,230 Bajaj Finance Ltd. (Financials)* 805,283
19,131 Bajaj Finserv Ltd. (Financials) 359,179
19,945 Balkrishna Industries Ltd.
(Consumer Discretionary) 463,039
429,091 Bank of Baroda (Financials) 1,212,747
216,669 Bharat Electronics Ltd.
(Industrials) 936,808
60,877 Bharat Forge Ltd. (Consumer
Discretionary) 1,254,194
310,093 Bharat Petroleum Corp. Ltd.
(Energy) 973,039
220,369 Bharti Airtel Ltd.
(Communication Services) 4,242,683
20,485 Britannia Industries Ltd.
(Consumer Staples) 1,122,255
70,309 BSE Ltd. (Financials)* 3,068,507
786,101 Canara Bank (Financials) 1,082,337
91,317 Cipla Ltd. (Health Care) 1,346,685
281,473 Coal India Ltd. (Energy) 1,356,700
42,266 Colgate-Palmolive India Ltd.
(Consumer Staples) 916,460
20,053 Cummins India Ltd.
(Industrials) 1,241,386
7,907 Divi's Laboratories Ltd. (Health
Care) 554,905
122,565 Dr Reddy's Laboratories Ltd.
(Health Care) 1,681,721
10,562 Eicher Motors Ltd. (Consumer
Discretionary) 797,931
331,016 Eternal Ltd. (Consumer
Discretionary)* 873,116
202,174 Federal Bank Ltd. (Financials) 614,928
89,425 Fortis Healthcare Ltd. (Health
Care) 873,965
468,891 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 1,294,633
581,393 GAIL India Ltd. (Utilities) 1,006,789
25,228 GE Vernova T&D India Ltd.
(Industrials) 1,367,251
29,060 Grasim Industries Ltd.
(Materials) 955,126
95,908 Havells India Ltd. (Industrials) 1,188,048
176,836 HCL Technologies Ltd.
(Information Technology) 2,203,563
57,964 HDFC Asset Management Co.
Ltd. (Financials)
(a)
1,631,717
1,076,027 HDFC Bank Ltd. (Financials) 8,433,220

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
85,914 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
$ 537,912
19,596 Hero MotoCorp Ltd. (Consumer
Discretionary) 1,011,360
256,440 Hindalco Industries Ltd.
(Materials) 3,041,378
300,073 Hindustan Petroleum Corp. Ltd.
(Energy) 1,244,039
2,619 Hitachi Energy India Ltd.
(Industrials) 1,059,868
551,895 ICICI Bank Ltd. (Financials) 7,298,957
114,575 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(a)
607,790
68,157 Indian Bank (Financials) 597,629
134,776 Indian Hotels Co. Ltd.
(Consumer Discretionary) 928,181
662,460 Indian Oil Corp. Ltd. (Energy) 977,930
204,647 Indus Towers Ltd.
(Communication Services)* 952,255
62,526 IndusInd Bank Ltd.
(Financials)* 601,796
342,728 Infosys Ltd. (Information
Technology) 4,188,136
17,615 InterGlobe Aviation Ltd.
(Industrials)
(a)
816,780
156,239 ITC Ltd. (Consumer Staples) 471,842
51,143 Jindal Steel Ltd. (Materials) 649,893
90,630 JSW Steel Ltd. (Materials) 1,219,212
118,134 Kotak Mahindra Bank Ltd.
(Financials) 477,759
285,561 L&T Finance Ltd. (Financials) 861,492
38,834 Larsen & Toubro Ltd.
(Industrials) 1,666,387
35,961 LTM Ltd. (Information
Technology)
(a)
1,537,465
51,181 Lupin Ltd. (Health Care) 1,221,717
45,362 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 1,454,258
277,217 Malco Energy Ltd. (Utilities)*
(c)
353,160
137,819 Marico Ltd. (Consumer Staples) 1,192,062
6,683 Maruti Suzuki India Ltd.
(Consumer Discretionary) 923,450
97,069 Mphasis Ltd. (Information
Technology) 2,320,869
564 MRF Ltd. (Consumer
Discretionary) 732,725
28,476 Multi Commodity Exchange of
India Ltd. (Financials) 885,604
51,630 Muthoot Finance Ltd.
(Financials) 1,816,778
251,358 National Aluminium Co. Ltd.
(Materials) 1,123,041
129,509 Nestle India Ltd. (Consumer
Staples) 1,937,864
763,674 NHPC Ltd. (Utilities) 634,010
2,715,979 NMDC Ltd. (Materials) 2,515,568
347,435 NTPC Ltd. (Utilities) 1,414,975
36,264 Oberoi Realty Ltd. (Real Estate) 651,645
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
727,742 Oil & Natural Gas Corp. Ltd.
(Energy) $ 2,033,081
22,225 Oracle Financial Services
Software Ltd. (Information
Technology) 2,331,052
5,280 Page Industries Ltd. (Consumer
Discretionary) 2,122,838
33,601 Persistent Systems Ltd.
(Information Technology) 1,837,197
597,803 Petronet LNG Ltd. (Energy) 1,705,626
34,415 Phoenix Mills Ltd. (The) (Real
Estate) 641,641
29,091 PI Industries Ltd. (Materials) 849,763
98,535 Pidilite Industries Ltd.
(Materials) 1,537,976
11,755 Polycab India Ltd. (Industrials) 1,172,716
402,499 Power Finance Corp. Ltd.
(Financials) 1,815,906
761,019 Punjab National Bank
(Financials) 849,538
526,776 REC Ltd. (Financials) 1,872,273
494,526 Reliance Industries Ltd.
(Energy) 6,877,555
1,413,234 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 2,168,050
72,226 SBI Cards & Payment Services
Ltd. (Financials) 474,715
29,764 SBI Life Insurance Co. Ltd.
(Financials)
(a)
573,380
5,642 Shree Cement Ltd. (Materials) 1,501,069
134,344 Shriram Finance Ltd.
(Financials) 1,339,410
7,419 Solar Industries India Ltd.
(Materials) 1,424,995
11,466 SRF Ltd. (Materials) 327,783
209,277 State Bank of India (Financials) 2,124,492
91,528 Sun Pharmaceutical Industries
Ltd. (Health Care) 1,733,444
19,278 Supreme Industries Ltd.
(Industrials) 720,185
236,612 Swiggy Ltd. (Consumer
Discretionary)* 642,339
277,217 Talwandi Sabo Power Ltd.
(Utilities)*
(c)
353,160
65,708 Tata Communications Ltd.
(Communication Services) 1,359,118
95,977 Tata Consultancy Services Ltd.
(Information Technology) 2,282,131
413,665 Tata Motors Ltd. (Industrials)* 1,652,483
377,771 Tata Motors Passenger Vehicles
Ltd. (Consumer Discretionary) 1,566,358
253,487 Tata Power Co. Ltd. (The)
(Utilities) 1,122,681
1,198,732 Tata Steel Ltd. (Materials) 2,624,845
164,303 Tech Mahindra Ltd.
(Information Technology) 2,566,413
17,448 Titan Co. Ltd. (Consumer
Discretionary) 748,409

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
43,133 Torrent Pharmaceuticals Ltd.
(Health Care) $ 2,002,642
39,814 Trent Ltd. (Consumer
Discretionary) 1,770,256
29,809 TVS Motor Co. Ltd. (Consumer
Discretionary) 1,052,948
9,133 UltraTech Cement Ltd.
(Materials) 1,103,843
599,006 Union Bank of India Ltd.
(Financials) 1,058,538
253,804 UPL Ltd. (Materials) 1,722,661
121,731 Varun Beverages Ltd.
(Consumer Staples) 676,568
277,217 Vedanta Aluminium Metal Ltd.
(Materials)*
(c)
353,160
277,217 Vedanta Iron and Steel Ltd.
(Materials)*
(c)
353,160
395,419 Vedanta Ltd. (Materials) 1,467,629
46,530 Voltas Ltd. (Industrials) 610,131
378,300 Wipro Ltd. (Information
Technology) 813,345
127,127 Zydus Lifesciences Ltd. (Health
Care) 1,442,155
172,322,664
Indonesia – 0.3%
3,066,601 Astra International Tbk PT
(Industrials) 858,030
2,556,478 Bank Central Asia Tbk PT
(Financials) 815,441
2,330,926 Bank Mandiri Persero Tbk PT
(Financials) 532,187
5,218,651 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 861,501
5,149,823 Telkom Indonesia Persero Tbk
PT (Communication Services) 873,193
286,813 United Tractors Tbk PT
(Energy) 367,946
4,308,298
Kazakhstan – –%
70,023 Solidcore Resources PLC
(Materials)*
(c)
—
Kuwait – 0.5%
247,290 Boubyan Bank KSCP
(Financials) 523,513
454,413 Gulf Bank KSCP (Financials) 514,042
1,019,418 Kuwait Finance House KSCP
(Financials) 2,569,961
808,645 Mobile Telecommunications
Co. KSCP (Communication
Services) 1,562,927
801,147 National Bank of Kuwait SAKP
(Financials) 2,203,543
548,705 Warba Bank KSCP (Financials) 493,019
7,867,005
Shares Description Value
a
Common Stocks – (continued)
Mexico – 1.7%
2,387,744 America Movil SAB de CV,
Series B (Communication
Services) $ 3,026,513
54,016 Arca Continental SAB de CV
(Consumer Staples) 701,266
1,612,395 Cemex SAB de CV, Series CPO
(Materials) 2,122,777
70,205 Coca-Cola Femsa SAB de CV
(Consumer Staples) 758,691
369,100 Fibra Uno Administracion SA
de CV REIT (Real Estate) 638,546
146,123 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 1,741,162
100,017 Gruma SAB de CV, Class B
(Consumer Staples)
(b)
1,677,010
62,244 Grupo Aeroportuario del Centro
Norte SAB de CV (Industrials) 782,566
22,050 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 653,555
466,026 Grupo Bimbo SAB de CV,
Series A (Consumer Staples)
(b)
1,604,127
353,226 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 3,682,597
88,035 Grupo Financiero Inbursa SAB
de CV, Class O (Financials) 218,806
192,409 Grupo Mexico SAB de CV,
Series B (Materials) 2,388,226
43,031 Industrias Penoles SAB de CV
(Materials) 2,502,113
505,358 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 1,119,071
1,532,223 Sigma Foods SAB de CV
(Consumer Staples) 1,465,870
11,153 Southern Copper Corp.
(Materials) 2,133,569
562,022 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 1,698,290
28,914,755
Netherlands – –%
40,500 Nebius Group NV, Class A
(Information Technology)*
(c)
—
Peru – 0.2%
20,230 Cia de Minas Buenaventura
SAA ADR (Materials) 746,284
7,352 Credicorp Ltd. (Financials) 2,519,016
3,265,300
Philippines – 0.2%
87,930 Ayala Corp. (Industrials) 623,243
989,103 Ayala Land, Inc. (Real Estate) 234,119
69,748 International Container
Terminal Services, Inc.
(Industrials) 852,070
349,871 Metropolitan Bank & Trust Co.
(Financials) 360,677

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Philippines – (continued)
43,875 PLDT, Inc. (Communication
Services) $ 818,416
132,360 SM Investments Corp.
(Industrials) 1,233,404
4,121,929
Poland – 1.2%
80,095 Allegro.eu SA (Consumer
Discretionary)*
(a)
768,817
11,360 Asseco Poland SA (Information
Technology) 617,118
43,424 Bank Polska Kasa Opieki SA
(Financials)* 2,900,289
9,525 CD Projekt SA (Communication
Services) 611,716
122,555 Dino Polska SA (Consumer
Staples)*
(a)
1,042,215
11,818 KGHM Polska Miedz SA
(Materials)* 1,140,588
521 LPP SA (Consumer
Discretionary) 3,248,158
2,753 mBank SA (Financials)* 972,953
76,675 ORLEN SA (Energy) 3,001,118
245,610 PGE Polska Grupa
Energetyczna SA (Utilities)* 717,476
109,374 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 3,110,476
113,418 Powszechny Zaklad
Ubezpieczen SA (Financials) 2,016,710
20,147,634
Qatar – 0.6%
995,794 Al Rayan Bank (Financials) 594,851
627,343 Commercial Bank PSQC (The)
(Financials) 723,659
691,374 Dukhan Bank (Financials) 658,144
262,340 Industries Qatar QSC
(Industrials) 886,235
3,823,412 Mesaieed Petrochemical
Holding Co. (Materials) 1,291,622
265,547 Ooredoo QPSC
(Communication Services) 977,295
104,459 Qatar Fuel QSC (Energy) 402,229
449,434 Qatar Gas Transport Co. Ltd.
(Energy) 535,716
167,497 Qatar International Islamic
Bank QSC (Financials) 506,033
140,847 Qatar Islamic Bank (Financials) 881,212
618,146 Qatar National Bank QPSC
(Financials) 3,021,972
10,478,968
Romania – 0.0%
73,859 NEPI Rockcastle NV (Real
Estate)* 646,599
Russia – 0.0%
1,256,908 Gazprom PJSC (Energy)*
(c)
—
1,190,600 GMK Norilskiy Nickel PAO
(Materials)*
(c)
—
Shares Description Value
a
Common Stocks – (continued)
Russia – (continued)
35,708,229 Inter RAO UES PJSC
(Utilities)*
(c)
$ —
62,206 LUKOIL PJSC (Energy)*
(c)
—
824,628 Moscow Exchange MICEX-
RTS PJSC (Financials)*
(c)
—
839,494 Novolipetsk Steel PJSC
(Materials)*
(c)
—
127,440 PhosAgro PJSC, GDR
(Materials)*
(c)
—
820 PhosAgro PJSC NPV
(Materials)*
(c)
—
112,870 Polyus PJSC (Materials)*
(c)
—
90,086 Rosneft Oil Co. PJSC
(Energy)*
(c)
—
1,661,273 Sberbank of Russia PJSC
(Financials)*
(c)
—
152,107 Severstal PAO (Materials)*
(c)
—
3,362,523 Surgutneftegas PJSC
(Energy)*
(c)
—
277,377 Tatneft PJSC (Energy)*
(c)
—
1,366 T-Tekhnologii MKPAO
(Financials)*
(c)
—
159,827 VTB Bank PJSC (Financials)*
(c)
—
—
Saudi Arabia – 1.6%
295,018 Al Rajhi Bank (Financials) 5,235,890
112,988 Alinma Bank (Financials) 722,622
128,044 Arab National Bank (Financials) 723,374
355,092 Bank Al-Jazira (Financials) 1,078,732
289,246 Banque Saudi Fransi
(Financials) 1,474,518
58,148 Etihad Etisalat Co.
(Communication Services) 985,507
423,750 Jarir Marketing Co. (Consumer
Discretionary) 1,780,775
135,248 Riyad Bank (Financials) 725,869
15,932 SABIC Agri-Nutrients Co.
(Materials) 588,863
72,722 Saudi Arabian Mining Co.
(Materials)* 1,204,411
448,318 Saudi Arabian Oil Co.
(Energy)
(a)
3,333,175
127,792 Saudi Awwal Bank (Financials) 1,161,931
47,148 Saudi Basic Industries Corp.
(Materials)
(b)
718,666
136,378 Saudi Energy Co. (Utilities) 612,367
253,964 Saudi Investment Bank (The)
(Financials) 906,869
254,708 Saudi National Bank (The)
(Financials) 2,674,278
192,264 Saudi Telecom Co.
(Communication Services) 2,256,384
45,706 Yanbu National Petrochemical
Co. (Materials)
(b)
414,601
26,598,832
South Africa – 2.9%
150,458 Absa Group Ltd. (Financials) 2,203,111

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
73,227 Bid Corp. Ltd. (Consumer
Staples) $ 1,839,865
105,417 Bidvest Group Ltd.
(Industrials)
(b)
1,521,328
16,081 Capitec Bank Holdings Ltd.
(Financials) 4,428,687
118,773 Clicks Group Ltd. (Consumer
Staples) 1,719,796
88,277 Discovery Ltd. (Financials) 1,517,189
532,471 FirstRand Ltd. (Financials) 3,037,318
87,637 Gold Fields Ltd. (Materials) 3,471,205
75,725 Harmony Gold Mining Co. Ltd.
(Materials) 1,384,550
78,577 Impala Platinum Holdings Ltd.
(Materials) 1,124,864
247,139 MTN Group Ltd.
(Communication Services) 3,308,392
58,227 Naspers Ltd., Class N
(Consumer Discretionary) 3,063,703
71,582 Nedbank Group Ltd.
(Financials) 1,146,056
30,530 Northam Platinum Holdings
Ltd. (Materials) 594,931
421,043 OUTsurance Group Ltd.
(Financials) 1,841,971
1,111,276 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
1,486,953
96,973 Remgro Ltd. (Financials) 1,140,676
428,504 Sanlam Ltd. (Financials) 2,269,112
154,024 Sasol Ltd. (Materials)* 1,914,945
135,199 Shoprite Holdings Ltd.
(Consumer Staples) 2,382,226
229,191 Sibanye Stillwater Ltd.
(Materials) 690,611
207,936 Standard Bank Group Ltd.
(Financials) 4,036,720
8,972 Valterra Platinum Ltd.
(Materials) 747,893
150,258 Vodacom Group Ltd.
(Communication Services) 1,412,389
48,284,491
South Korea – 21.0%
2,288 Alteogen, Inc. (Health Care)* 560,234
18,604 Amorepacific Corp. (Consumer
Staples) 1,420,916
10,463 APR Corp. (Consumer Staples) 2,745,930
5,612 Celltrion, Inc. (Health Care)* 718,351
14,759 DB Insurance Co. Ltd.
(Financials) 1,401,468
1,145 Doosan Co. Ltd. (Industrials)
(b)
1,498,301
32,058 Doosan Enerbility Co. Ltd.
(Industrials)* 2,246,400
36,651 Hana Financial Group, Inc.
(Financials) 2,799,290
26,504 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 1,174,829
18,153 Hanmi Semiconductor Co. Ltd.
(Information Technology)
(b)
3,396,912
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
2,372 Hanwha Aerospace Co. Ltd.
(Industrials) $ 1,846,288
8,991 Hanwha Ocean Co. Ltd.
(Industrials)* 735,627
7,270 Hanwha Systems Co. Ltd.
(Industrials) 506,536
11,561 HD Hyundai Co. Ltd. (Energy) 2,128,850
2,789 HD Hyundai Electric Co. Ltd.
(Industrials) 1,948,784
2,628 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)
(b)
1,213,728
8,346 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials) 2,342,640
747 Hyosung Heavy Industries
Corp. (Industrials) 1,826,606
10,949 Hyundai Glovis Co. Ltd.
(Industrials) 1,761,866
6,681 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 3,404,783
5,807 Hyundai Motor Co. (Consumer
Discretionary) 2,785,973
6,936 Hyundai Rotem Co. Ltd.
(Industrials) 922,806
131,020 Industrial Bank of Korea
(Financials) 1,756,207
20,113 Kakao Corp. (Communication
Services) 559,881
31,707 KB Financial Group, Inc.
(Financials) 3,168,596
28,516 Kia Corp. (Consumer
Discretionary) 3,201,664
6,755 Korea Aerospace Industries Ltd.
(Industrials) 754,390
55,248 Korea Electric Power Corp.
(Utilities) 1,426,110
21,157 Korea Investment Holdings Co.
Ltd. (Financials) 3,334,298
106,936 Korean Air Lines Co. Ltd.
(Industrials) 1,901,715
10,221 Krafton, Inc. (Communication
Services)* 1,746,455
6,951 KT&G Corp. (Consumer
Staples) 851,924
26,534 LG Corp. (Industrials) 2,581,211
270,252 LG Display Co. Ltd.
(Information Technology)* 2,885,438
44,253 LG Electronics, Inc. (Consumer
Discretionary) 8,603,934
267,018 LG Uplus Corp.
(Communication Services) 2,857,996
1,202 LIG Defense&Aerospace Co.
Ltd. (Industrials) 638,887
3,248 LS Electric Co. Ltd.
(Industrials) 520,499
27,507 Meritz Financial Group, Inc.
(Financials)* 1,878,215
90,929 Mirae Asset Securities Co. Ltd.
(Financials)
(b)
3,704,738

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
9,800 NAVER Corp. (Communication
Services) $ 1,521,699
127,036 NH Investment & Securities Co.
Ltd. (Financials) 2,545,778
3,725 POSCO Holdings, Inc.
(Materials) 1,046,807
18,435 Posco International Corp.
(Industrials) 780,460
12,244 Samsung C&T Corp.
(Industrials) 3,513,955
8,554 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 12,073,230
600,234 Samsung Electronics Co. Ltd.
(Information Technology) 126,260,238
2,699 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 1,019,065
69,021 Samsung Heavy Industries Co.
Ltd. (Industrials)* 1,280,117
5,697 Samsung Life Insurance Co.
Ltd. (Financials) 1,468,669
2,185 Samsung SDI Co. Ltd.
(Information Technology)* 997,531
11,290 Samsung SDS Co. Ltd.
(Information Technology) 2,240,020
1,613 Samyang Foods Co. Ltd.
(Consumer Staples)
(b)
1,289,758
46,984 Shinhan Financial Group Co.
Ltd. (Financials) 2,918,183
63,649 SK hynix, Inc. (Information
Technology) 98,535,579
5,874 SK Square Co. Ltd.
(Industrials)* 4,806,000
64,902 SK Telecom Co. Ltd.
(Communication Services) 4,332,542
126,239 Woori Financial Group, Inc.
(Financials) 2,487,922
10,473 Yuhan Corp. (Health Care) 590,713
351,467,542
Taiwan – 24.8%
48,292 Accton Technology Corp.
(Information Technology) 3,746,135
191,343 Advantech Co. Ltd.
(Information Technology) 3,023,568
5,504 Alchip Technologies Ltd.
(Information Technology) 775,731
201,094 ASE Technology Holding Co.
Ltd. (Information Technology) 3,922,314
21,661 Asia Vital Components Co. Ltd.
(Information Technology) 1,842,798
7,771 ASPEED Technology, Inc.
(Information Technology) 4,700,977
66,942 Asustek Computer, Inc.
(Information Technology) 1,626,243
20,291 Bizlink Holding, Inc.
(Industrials) 1,350,553
911,184 Cathay Financial Holding Co.
Ltd. (Financials) 2,492,808
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
343,449 Chailease Holding Co. Ltd.
(Financials) $ 1,178,617
2,166,388 Chang Hwa Commercial Bank
Ltd. (Financials) 1,400,436
1,993,948 China Steel Corp. (Materials) 1,215,764
52,360 Chroma ATE, Inc. (Information
Technology) 4,212,134
409,358 Chunghwa Telecom Co. Ltd.
(Communication Services) 1,790,300
1,992,562 CTBC Financial Holding Co.
Ltd. (Financials) 3,848,303
211,447 Delta Electronics, Inc.
(Information Technology) 16,503,740
1,516,486 E.Sun Financial Holding Co.
Ltd. (Financials) 1,498,308
34,461 Elite Material Co. Ltd.
(Information Technology) 5,632,482
31,618 eMemory Technology, Inc.
(Information Technology) 3,441,841
1,268,525 Eva Airways Corp. (Industrials) 1,459,843
132,163 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 898,652
755,057 First Financial Holding Co. Ltd.
(Financials) 661,644
1,067,509 Formosa Chemicals & Fibre
Corp. (Materials) 1,700,490
39,685 Fortune Electric Co. Ltd.
(Industrials) 1,107,235
911,186 Fubon Financial Holding Co.
Ltd. (Financials) 3,199,644
143,651 Gigabyte Technology Co. Ltd.
(Information Technology) 1,696,729
7,184 Global Unichip Corp.
(Information Technology) 1,070,989
35,540 Gold Circuit Electronics Ltd.
(Information Technology) 1,497,591
933,730 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 8,614,323
8,330 Hon Precision, Inc. (Information
Technology) 2,196,479
88,522 Hotai Motor Co. Ltd.
(Consumer Discretionary) 1,364,898
1,553,218 Hua Nan Financial Holdings
Co. Ltd. (Financials) 1,512,287
1,812,974 Innolux Corp. (Information
Technology)* 2,951,642
111,374 International Games System Co.
Ltd. (Communication Services) 2,680,755
827,169 Inventec Corp. (Information
Technology) 1,853,674
8,655 Jentech Precision Industrial Co.
Ltd. (Information Technology) 979,457
2,570,360 KGI Financial Holding Co. Ltd.
(Financials) 1,846,199
14,990 King Slide Works Co. Ltd.
(Information Technology) 2,423,724
90,153 King Yuan Electronics Co. Ltd.
(Information Technology) 945,404

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
106,626 Lite-On Technology Corp.
(Information Technology) $ 798,193
27,125 Lotes Co. Ltd. (Information
Technology) 2,294,656
186,305 MediaTek, Inc. (Information
Technology) 25,633,256
856,880 Mega Financial Holding Co.
Ltd. (Financials) 1,094,163
5,000 MPI Corp. (Information
Technology) 951,302
335,342 Nan Ya Plastics Corp.
(Materials) 1,050,168
162,352 Novatek Microelectronics Corp.
(Information Technology) 2,472,168
938,924 Pegatron Corp. (Information
Technology) 2,652,624
56,095 PharmaEssentia Corp. (Health
Care) 1,665,364
273,515 President Chain Store Corp.
(Consumer Staples) 1,868,516
161,305 Quanta Computer, Inc.
(Information Technology) 1,745,619
174,278 Realtek Semiconductor Corp.
(Information Technology) 3,226,804
210,114 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 266,621
1,911,674 SinoPac Financial Holdings Co.
Ltd. (Financials) 1,830,784
1,254,379 Taishin Financial Holding Co.
Ltd. (Financials) 935,013
2,684,800 Taiwan Business Bank
(Financials) 1,392,731
1,055,445 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 769,881
128,844 Taiwan Mobile Co. Ltd.
(Communication Services) 458,607
3,190,104 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 239,826,816
1,565,678 TCC Group Holdings Co. Ltd.
(Materials) 1,219,535
67,250 Unimicron Technology Corp.
(Information Technology) 2,264,888
837,535 Uni-President Enterprises Corp.
(Consumer Staples) 1,919,682
1,080,591 United Microelectronics Corp.
(Information Technology) 4,984,610
106,000 Vanguard International
Semiconductor Corp.
(Information Technology) 568,483
147,236 Wan Hai Lines Ltd. (Industrials) 385,416
4,811 Wiwynn Corp. (Information
Technology) 836,248
136,829 Yageo Corp. (Information
Technology) 3,223,566
1,161,096 Yuanta Financial Holding Co.
Ltd. (Financials) 2,209,105
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
135,096 Zhen Ding Technology Holding
Ltd. (Information Technology) $ 2,221,016
415,630,546
Thailand – 1.1%
106,411 Advanced Info Service PCL,
NVDR (Communication
Services) 1,154,189
1,144,749 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 640,173
121,592 Bumrungrad Hospital PCL,
NVDR (Health Care) 670,633
340,706 Central Pattana PCL, NVDR
(Real Estate) 675,235
747,380 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 436,326
805,230 CP ALL PCL, NVDR
(Consumer Staples) 1,169,062
457,513 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 4,962,424
162,960 Kasikornbank PCL, NVDR
(Financials) 1,006,451
1,019,672 Krung Thai Bank PCL, NVDR
(Financials) 1,088,757
2,530,193 Minor International
PCL, NVDR (Consumer
Discretionary) 1,749,250
152,400 PTT Exploration & Production
PCL, NVDR (Energy) 662,609
1,470,063 PTT PCL, NVDR (Energy) 1,637,418
198,408 SCB X PCL, NVDR
(Financials) 819,969
153,282 Siam Cement PCL (The),
NVDR (Materials) 1,069,136
10,128,027 TMBThanachart Bank PCL,
NVDR (Financials) 709,538
1,032,062 True Corp. PCL, NVDR
(Communication Services) 437,623
18,888,793
Turkey – 0.5%
664,419 Akbank TAS (Financials) 926,590
187,118 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 1,550,423
82,972 BIM Birlesik Magazalar AS
(Consumer Staples)
(b)
674,382
1,720,017 Eregli Demir ve Celik
Fabrikalari TAS (Materials) 1,468,461
233,969 Ford Otomotiv Sanayi AS
(Consumer Discretionary)
(b)
429,020
69,690 Kiler Holding AS (Industrials)* 134,166
135,171 Turk Hava Yollari AO
(Industrials)
(b)
874,057
516,869 Turkcell Iletisim Hizmetleri AS
(Communication Services)
(b)
1,137,542
2,058,693 Turkiye Is Bankasi AS, Class C
(Financials) 589,457

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
116,896 Turkiye Petrol Rafinerileri AS
(Energy) $ 601,651
1,027,364 Yapi ve Kredi Bankasi AS
(Financials)* 742,342
9,128,091
United Arab Emirates – 1.1%
397,950 Abu Dhabi Commercial Bank
PJSC (Financials) 1,484,383
434,320 Abu Dhabi Islamic Bank PJSC
(Financials) 2,419,426
1,325,049 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 1,417,821
365,042 Air Arabia PJSC (Industrials) 485,020
373,838 Aldar Properties PJSC (Real
Estate) 793,917
802,915 Dubai Islamic Bank PJSC
(Financials) 1,617,700
204,968 Emaar Development PJSC (Real
Estate) 805,842
685,206 Emaar Properties PJSC (Real
Estate) 2,197,674
290,185 Emirates NBD Bank PJSC
(Financials) 2,182,204
386,637 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 1,899,052
446,809 First Abu Dhabi Bank PJSC
(Financials) 2,043,751
461,979 Salik Co. PJSC (Industrials) 672,934
18,019,724
United States – 0.3%
8,450 Aura Minerals, Inc. (Materials) 652,932
120,084 BeOne Medicines Ltd., Class H
(Health Care)* 2,708,915
25,294 JBS NV, Class A (Consumer
Staples) 315,416
21,563 Legend Biotech Corp. ADR
(Health Care)* 585,651
4,262,914
TOTAL COMMON STOCKS
(Cost $914,712,051)
1,604,164,604
Shares Description Rate Value
a
Preferred Stocks – 2.1%
Brazil – 1.0%
67,292 Axia Energia SA
(Utilities) 7.05% 757,371
50,976 Axia Energia SA
(Utilities)* 0.00 507,422
544,856 Banco Bradesco
SA (Financials) 8.51 1,906,598
296,352 Cia Energetica
de Minas Gerais
(Utilities) 10.44 630,412
310,832 Gerdau SA
(Materials) 2.99 1,399,242
Shares Description Rate Value
a
Preferred Stocks – (continued)
Brazil – (continued)
784,267 Itau Unibanco
Holding SA
(Financials) 8.52% $ 6,208,147
888,184 Itausa SA
(Financials) 9.50 2,268,660
2 Klabin SA
(Materials) 8.47 1
382,270 Petroleo
Brasileiro
SA - Petrobras
(Energy) 8.52 3,174,121
16,851,974
Chile – 0.1%
10,321 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Materials) 1.21 883,718
Colombia – 0.1%
118,180 Grupo Cibest SA
(Financials) 7.28 1,999,907
Russia – 0.0%
3,212,489 Surgutneftegas
PJSC, 1/1/1901
(Energy)*
(c)
0.00 —
South Korea – 0.9%
5,561 Hyundai Motor
Co. (Consumer
Discretionary) 3.68 1,011,091
102,873 Samsung
Electronics Co.
Ltd., 1/1/1901
(Information
Technology) 0.83 13,823,346
14,834,437
TOTAL PREFERRED STOCKS
(Cost $18,005,628)
34,570,036
Shares Description Value
Exchange-Traded Fund – 0.5%
United States – 0.5%
331,159 iShares MSCI Malaysia ETF
(b)
(Cost $9,507,789)
9,461,213
Shares Dividend Rate Value
aa a
Investment Company – 2.5%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
41,143,014 3.519% 41,143,014
(Cost $41,143,014)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $983,368,482)
1,689,338,867

GOLDMAN SACHS ACTIVEBETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology
41 .5%
Financials
17 .7
Consumer Discretionary
7 .8
Materials
6 .1
Communication Services
6 .2
Industrials
5 .4
Consumer Staples
3 .1
Energy
2 .8
Health Care
2 .6
Investment Company
2 .4
Utilities
1 .9
Real Estate
0 .8
Exchange-Traded Fund
0 .6
Securities Lending Reinvestment Vehicle
1 .1
TOTAL INVESTMENTS
100 .0%
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.2%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
19,518,335 3.532% $ 19,518,335
(Cost $19,518,335)
TOTAL INVESTMENTS – 102.1%
(Cost $1,002,886,817)
$ 1,708,857,202
LIABILITIES IN EXCESS OF OTHER ASSETS
– (2.1)%
(35,420,809)
NET ASSETS – 100.0%
$ 1,673,436,393
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
FUTURES CONTRACTS
— At May 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 276 06/19/26 $ 24,129,300 $ 2,362,029

GOLDMAN SACHS ACTIVEBETA
®
EUROPE EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 97.5%
Australia – 0.9%
53,661 Glencore PLC (Materials)* $ 410,704
5,732 Rio Tinto PLC (Materials) 615,644
1,026,348
Austria – 0.6%
450 BAWAG Group AG
(Financials)
(a)
80,922
1,808 Erste Group Bank AG
(Financials) 217,314
3,143 OMV AG (Energy) 226,116
2,648 Raiffeisen Bank International
AG (Financials) 152,712
677,064
Belgium – 1.2%
4,885 Ageas SA/NV (Financials) 379,657
2,649 Anheuser-Busch InBev SA/NV
(Consumer Staples) 213,297
204 D’ieteren Group (Consumer
Discretionary) 40,803
756 Elia Group SA/NV (Utilities) 117,599
91 Financiere de Tubize SA (Health
Care) 23,872
3,323 Groupe Bruxelles Lambert NV
(Financials) 313,712
1,169 KBC Group NV (Financials) 155,447
308 Syensqo SA (Materials) 24,153
409 UCB SA (Health Care) 120,132
1,388,672
Brazil – 0.5%
9,896 Yara International ASA
(Materials) 538,777
Chile – 0.1%
2,398 Antofagasta PLC (Materials) 132,463
China – 0.1%
2,115 Prosus NV (Consumer
Discretionary)* 96,305
Denmark – 2.5%
320 Carlsberg AS, Class B
(Consumer Staples) 43,041
663 Coloplast A/S, Class B (Health
Care) 40,975
3,045 Danske Bank A/S (Financials) 160,421
4,493 Demant A/S (Health Care)* 175,530
526 Genmab A/S (Health Care)* 139,953
22,220 Novo Nordisk A/S, Class B
(Health Care) 1,016,403
2,444 Orsted AS (Utilities)*
(a)
62,643
4,882 Pandora A/S (Consumer
Discretionary) 458,142
15,799 ROCKWOOL A/S, Class B
(Industrials) 499,308
5,012 Tryg A/S (Financials) 118,016
6,731 Vestas Wind Systems A/S
(Industrials) 189,235
2,903,667
Shares Description Value
a
Common Stocks – (continued)
Finland – 2.2%
3,237 Elisa OYJ (Communication
Services) $ 155,327
3,320 Fortum OYJ (Utilities) 77,679
9,866 Kesko OYJ, Class B (Consumer
Staples) 239,243
1,988 Kone OYJ, Class B (Industrials) 118,918
2,064 Metso Oyj (Industrials) 39,453
5,001 Neste OYJ (Energy) 164,339
33,253 Nokia OYJ (Information
Technology) 484,670
19,068 Nordea Bank Abp (Financials) 366,481
6,349 Orion OYJ, Class B (Health
Care) 530,482
18,510 Sampo OYJ, Class A
(Financials) 195,785
2,348 UPM- Kymmene OYJ
(Materials)
(b)
68,610
4,788 Wartsila OYJ Abp (Industrials) 194,999
2,635,986
France – 12.4%
659 Abivax SA (Health Care)* 87,207
3,533 Accor SA (Consumer
Discretionary) 193,897
2,559 Air Liquide SA (Materials) 531,787
1,659 Airbus SE (Industrials) 347,894
8,549 Alstom SA (Industrials)* 170,993
533 Amundi SA (Financials)
(a)
52,216
12,436 AXA SA (Financials) 576,570
16,232 Ayvens SA (Industrials)
(a)
219,348
2,641 BioMerieux (Health Care) 229,141
7,450 BNP Paribas SA (Financials) 808,087
53,985 Bollore SE (Energy)
(b)
342,708
14,801 Bouygues SA (Industrials) 871,547
9,167 Bureau Veritas SA (Industrials) 278,134
3,684 Capgemini SE (Information
Technology)* 438,288
31,666 Carrefour SA (Consumer
Staples)
(b)
592,536
4,323 Cie de Saint-Gobain SA
(Industrials) 394,801
3,948 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 145,170
389 Covivio SA REIT (Real Estate) 25,080
18,222 Credit Agricole SA (Financials) 352,985
2,313 Danone SA (Consumer Staples) 164,487
149 Dassault Systemes (Information
Technology)
(b)
3,270
4,759 Eiffage SA (Industrials) 692,802
12,307 Engie SA (Utilities) 380,153
761 EssilorLuxottica SA (Health
Care) 155,542
1,301 Gecina SA REIT (Real Estate) 111,512
11,695 Getlink SE (Industrials)
(b)
256,027
150 Hermes International SCA
(Consumer Discretionary) 283,569
2,425 Ipsen SA (Health Care) 443,156
3,274 Klepierre SA REIT (Real
Estate) 133,797

GOLDMAN SACHS ACTIVEBETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
982 Legrand SA (Industrials) $ 169,199
1,777 L'Oreal SA (Consumer Staples) 793,283
1,127 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 622,134
13,214 Orange SA (Communication
Services) 276,559
1,217 Publicis Groupe SA
(Communication Services) 118,926
5,114 Rexel SA (Industrials) 219,674
1,158 Safran SA (Industrials) 413,101
145 Sartorius Stedim Biotech
(Health Care) 30,136
8,079 Societe Generale SA
(Financials) 675,313
11,745 TotalEnergies SE (Energy) 1,030,405
506 Unibail - Rodamco -Westfield
REIT (Real Estate)* 58,658
7,548 Veolia Environnement SA
(Utilities) 305,907
3,511 Vinci SA (Industrials) 512,351
14,508,350
Germany – 13.2%
2,557 adidas AG (Consumer
Discretionary) 497,117
2,677 Allianz SE (Financials) 1,192,091
1,674 BASF SE (Materials) 99,276
17,489 Bayer AG (Health Care) 745,534
2,336 Beiersdorf AG (Consumer
Staples) 188,584
3,310 Brenntag SE (Industrials) 218,392
2,862 Commerzbank AG (Financials) 123,773
1,383 Continental AG (Consumer
Discretionary) 115,167
5,134 Daimler Truck Holding AG
(Industrials) 252,526
22,120 Deutsche Bank AG (Financials) 719,149
388 Deutsche Boerse AG
(Financials) 112,108
11,735 Deutsche Post AG (Industrials) 701,141
15,646 Deutsche Telekom AG
(Communication Services) 526,929
8,690 E.ON SE (Utilities) 184,563
1,346 Evonik Industries AG
(Materials)* 26,404
11,151 Fresenius Medical Care AG
(Health Care) 483,941
8,896 Fresenius SE & Co. KGaA
(Health Care) 376,526
4,521 GEA Group AG (Industrials) 292,542
1,838 Heidelberg Materials AG
(Materials) 409,239
2,385 Henkel AG & Co. KGaA
(Consumer Staples) 173,392
420 HOCHTIEF AG (Industrials) 238,492
4,804 Infineon Technologies AG
(Information Technology) 454,705
2,843 Knorr- Bremse AG (Industrials) 344,039
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
11,016 Mercedes-Benz Group AG
(Consumer Discretionary) $ 670,909
1,088 Merck KGaA (Health Care) 166,133
60 MTU Aero Engines AG
(Industrials) 21,936
651 Muenchener
Rueckversicherungs -
Gesellschaft AG in Muenchen
(Financials) 343,606
4,414 Nemetschek SE (Information
Technology) 318,327
727 Rational AG (Industrials) 559,078
180 Rheinmetall AG (Industrials) 271,680
3,169 RWE AG (Utilities) 201,767
6,553 SAP SE (Information
Technology) 1,187,278
4,616 Siemens AG (Industrials) 1,453,317
5,376 Siemens Energy AG
(Industrials) 1,024,091
3,113 Siemens Healthineers AG
(Health Care)
(a)
126,855
749 Talanx AG (Financials) 90,027
21,416 Zalando SE (Consumer
Discretionary)*
(a)
582,050
15,492,684
Guatemala – 0.1%
1,136 Millicom International Cellular
SA (Communication Services) 96,969
Hong Kong – 0.2%
16,726 Prudential PLC (Financials) 241,579
Ireland – 0.3%
581 AerCap Holdings NV
(Industrials) 80,986
10,587 AIB Group PLC (Financials) 124,780
5,673 Bank of Ireland Group PLC
(Financials) 115,422
542 Kingspan Group PLC
(Industrials) 49,713
370,901
Italy – 5.3%
12,531 Banca Mediolanum SpA
(Financials) 289,683
12,306 Banco BPM SpA (Financials) 193,651
12,825 BPER Banca SpA (Financials) 173,877
3,292 Coca-Cola HBC AG (Consumer
Staples)* 189,213
56,316 Enel SpA (Utilities) 632,536
14,709 Eni SpA (Energy) 386,720
10,533 FinecoBank Banca Fineco SpA
(Financials) 257,630
5,000 Generali (Financials)
(b)
225,863
79,716 Intesa Sanpaolo SpA
(Financials) 540,194
19,105 Italgas SpA (Utilities)
(b)
224,395
1,039 Leonardo SpA (Industrials) 65,982

GOLDMAN SACHS ACTIVEBETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
1,528 Moncler SpA (Consumer
Discretionary) $ 99,604
15,768 Poste Italiane SpA (Financials) 466,636
2,220 Prysmian SpA (Industrials) 383,413
4,422 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 265,753
37,507 Snam SpA (Utilities) 274,256
331,700 Telecom Italia SpA
(Communication Services)*
(b)
282,102
18,290 Terna - Rete Elettrica Nazionale
(Utilities) 210,277
8,741 UniCredit SpA (Financials) 757,272
12,579 Unipol Assicurazioni SpA
(Financials) 311,784
6,230,841
Ivory Coast – 0.2%
4,429 Endeavour Mining PLC
(Materials) 274,265
Luxembourg – 0.7%
1,804 ArcelorMittal (Materials) 124,879
35,081 CVC Capital Partners PLC
(Financials)
(a)
562,486
1,102 Eurofins Scientific SE (Health
Care) 80,322
767,687
Mexico – 0.3%
7,976 Fresnillo PLC (Materials) 353,286
Netherlands – 8.4%
8,322 ABN AMRO Bank NV
(Financials) 331,352
59 Adyen NV (Financials)*
(a)
64,671
3,006 Akzo Nobel NV (Materials) 230,326
345 Argenx SE (Health Care)* 288,099
183 ASM International NV
(Information Technology) 191,855
2,897 ASML Holding NV
(Information Technology) 4,681,534
3,795 ASR Nederland NV (Financials) 284,758
461 BE Semiconductor Industries
NV (Information Technology) 152,997
243 Euronext NV (Financials)
(a)
39,586
599 EXOR NV (Financials) 46,798
5,068 Heineken Holding NV
(Consumer Staples) 366,083
276 Heineken NV (Consumer
Staples) 21,599
20,957 ING Groep NV (Financials) 652,970
22,173 Koninklijke Ahold Delhaize NV
(Consumer Staples) 935,892
40,985 Koninklijke KPN NV
(Communication Services) 213,597
6,073 Koninklijke Philips NV (Health
Care) 162,077
7,468 Magnum Ice Cream Co. NV
(The) (Consumer Staples)* 121,101
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
1,538 Nebius Group NV (Information
Technology)* $ 355,417
6,195 NN Group NV (Financials) 518,193
2,951 Wolters Kluwer NV
(Industrials) 210,133
9,869,038
Nigeria – 0.1%
29,034 Airtel Africa PLC
(Communication Services)
(a)
137,995
Norway – 1.1%
3,041 Aker BP ASA (Energy) 109,520
2,967 DNB Bank ASA (Financials) 92,333
3,723 Equinor ASA (Energy) 135,090
9,051 Gjensidige Forsikring ASA
(Financials) 250,306
6,529 Mowi ASA (Consumer Staples) 144,222
18,037 Norsk Hydro ASA (Materials) 221,088
14,554 Orkla ASA (Consumer Staples) 153,889
6,934 Telenor ASA (Communication
Services) 113,449
15,307 Var Energi ASA (Energy) 75,464
1,295,361
Portugal – 0.6%
117,178 Banco Comercial Portugues SA,
Class R (Financials) 132,967
25,438 EDP SA (Utilities) 129,634
3,227 Galp Energia SGPS SA
(Energy) 70,175
18,450 Jeronimo Martins SGPS SA
(Consumer Staples) 390,989
723,765
Singapore – 0.1%
2,516 STMicroelectronics NV
(Information Technology) 173,080
South Africa – 0.2%
4,324 Anglo American PLC
(Materials) 232,442
South Korea – 0.2%
4,974 Delivery Hero SE (Consumer
Discretionary)*
(b)
214,647
Spain – 5.9%
662 Acciona SA (Utilities) 190,658
4,732 ACS Actividades de
Construccion y Servicios SA
(Industrials) 686,386
2,840 Aena SME SA (Industrials)
(a)
82,522
699 Amadeus IT Group SA
(Consumer Discretionary) 44,651
42,020 Banco Bilbao Vizcaya
Argentaria SA (Financials) 986,100
43,447 Banco de Sabadell SA
(Financials) 147,032
124,284 Banco Santander SA
(Financials) 1,555,918

GOLDMAN SACHS ACTIVEBETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
5,407 Bankinter SA (Financials) $ 91,270
23,086 CaixaBank SA (Financials) 312,507
5,169 EDP Renewables SA (Utilities) 85,473
6,977 Endesa SA (Utilities) 291,966
39,665 Iberdrola SA (Utilities) 902,599
2,326 Indra Sistemas SA (Information
Technology) 154,391
6,363 Industria de Diseno Textil SA
(Consumer Discretionary) 395,769
53,692 Mapfre SA (Financials) 252,002
3,908 Naturgy Energy Group SA
(Utilities) 130,155
9,918 Redeia Corp. SA (Utilities) 170,482
10,248 Repsol SA (Energy) 263,574
34,868 Telefonica SA (Communication
Services)
(b)
160,234
6,903,689
Sweden – 4.5%
2,261 AddTech AB, Class B
(Industrials) 80,662
1,861 Alfa Laval AB (Industrials) 104,687
5,763 Assa Abloy AB, Class B
(Industrials) 207,657
8,247 Atlas Copco AB, Class A
(Industrials) 158,496
5,814 Atlas Copco AB, Class B
(Industrials) 98,860
7,854 Beijer Ref AB (Industrials) 109,475
3,543 Boliden AB (Materials) 220,947
4,063 Essity AB, Class B (Consumer
Staples) 114,234
25,092 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(b)
446,089
15,949 Hexagon AB, Class B
(Information Technology) 147,550
4,936 Industrivarden AB, Class A
(Financials) 280,660
5,320 Industrivarden AB, Class C
(Financials) 291,662
5,578 Indutrade AB (Industrials) 116,897
1,755 Investment AB Latour, Class B
(Industrials) 37,929
7,910 Investor AB, Class B
(Financials)
(b)
326,183
3,938 L E Lundbergforetagen AB,
Class B (Financials) 232,444
9,831 Nibe Industrier AB, Class B
(Industrials) 38,618
975 Saab AB, Class B (Industrials) 60,116
5,965 Sandvik AB (Industrials) 243,232
9,743 Securitas AB, Class B
(Industrials) 162,713
5,118 Skandinaviska Enskilda Banken
AB, Class A (Financials) 102,490
8,201 Skanska AB, Class B
(Industrials) 222,406
1,861 SKF AB, Class B (Industrials) 48,958
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
11,259 Svenska Cellulosa AB SCA,
Class B (Materials)
(b)
$ 124,135
4,478 Svenska Handelsbanken AB,
Class A (Financials)
(b)
66,176
6,862 Swedbank AB, Class A
(Financials) 253,723
806 Swedish Orphan Biovitrum AB
(Health Care)* 38,601
5,344 Tele2 AB, Class B
(Communication Services) 100,302
40,401 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 525,509
17,813 Telia Co. AB (Communication
Services) 95,516
2,520 Trelleborg AB, Class B
(Industrials) 110,099
1,970 Volvo AB, Class B (Industrials) 69,449
5,236,475
Switzerland – 9.3%
7,794 ABB Ltd. (Industrials) 834,113
8,462 Avolta AG (Consumer
Discretionary)* 533,918
1,052 Banque Cantonale Vaudoise
(Financials) 158,201
155 Barry Callebaut AG (Consumer
Staples) 238,645
297 Belimo Holding AG
(Industrials) 314,352
576 BKW AG (Utilities) 109,103
1,092 Cie Financiere Richemont SA
(Consumer Discretionary) 236,051
304 EMS- Chemie Holding AG
(Materials) 277,602
471 Galderma Group AG (Health
Care)* 100,397
819 Geberit AG (Industrials) 538,139
1,097 Helvetia Baloise Holding AG
(Financials) 285,008
1,046 Julius Baer Group Ltd.
(Financials) 85,704
1,759 Kuehne + Nagel International
AG (Industrials) 406,010
4,066 Logitech International SA
(Information Technology) 493,842
311 Lonza Group AG (Health Care) 199,174
14,234 Nestle SA (Consumer Staples) 1,447,173
399 Partners Group Holding AG
(Financials) 422,413
1,668 Sandoz Group AG (Health Care) 140,041
295 Schindler Holding AG
(Industrials) 96,842
412 Schindler Holding AG
Participation Certificates
(Industrials) 139,205
4,993 SGS SA (Industrials) 567,963
959 Sika AG (Materials) 188,155
1,034 Sonova Holding AG (Health
Care) 274,728

GOLDMAN SACHS ACTIVEBETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
2,532 Straumann Holding AG (Health
Care) $ 306,944
283 Swiss Life Holding AG
(Financials) 308,154
1,141 Swiss Prime Site AG (Real
Estate) 191,152
307 Swisscom AG (Communication
Services) 262,660
16,134 UBS Group AG (Financials) 764,834
421 VAT Group AG (Industrials)
(a)
329,106
817 Zurich Insurance Group AG
(Financials) 582,414
10,832,043
United Kingdom – 16.5%
5,743 3i Group PLC (Financials) 176,114
12,535 Admiral Group PLC
(Financials) 556,911
11,522 Associated British Foods PLC
(Consumer Staples) 282,977
10,898 AstraZeneca PLC (Health Care) 2,027,510
28,546 Aviva PLC (Financials) 235,951
7,227 BAE Systems PLC (Industrials) 197,073
130,155 Barclays PLC (Financials) 803,439
8,785 British American Tobacco PLC
(Consumer Staples) 543,655
15,851 BT Group PLC
(Communication Services) 44,613
9,299 Bunzl PLC (Industrials) 295,065
135,955 Centrica PLC (Utilities) 343,614
2,424 Compass Group PLC
(Consumer Discretionary) 77,980
390 Diageo PLC (Consumer
Staples) 8,072
33,807 GSK PLC (Health Care) 857,403
6,362 Halma PLC (Information
Technology) 401,513
116,362 HSBC Holdings PLC
(Financials) 2,185,866
7,023 Imperial Brands PLC
(Consumer Staples) 255,221
19,054 Informa PLC (Communication
Services) 208,348
46,364 International Consolidated
Airlines Group SA (Industrials) 268,304
1,343 Intertek Group PLC
(Industrials) 96,308
91,132 J Sainsbury PLC (Consumer
Staples) 363,979
177,818 Kingfisher PLC (Consumer
Discretionary) 689,109
10,307 Land Securities Group PLC
REIT (Real Estate) 87,389
103,872 Legal & General Group PLC
(Financials) 379,999
316,603 Lloyds Banking Group PLC
(Financials) 434,874
113,966 M&G PLC (Financials) 485,441
37,228 Marks & Spencer Group PLC
(Consumer Staples) 178,596
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
11,033 Melrose Industries PLC
(Industrials) $ 70,002
20,843 National Grid PLC (Utilities) 335,880
66,355 NatWest Group PLC
(Financials) 536,123
2,643 Next PLC (Consumer
Discretionary) 470,802
9,624 Pearson PLC (Consumer
Discretionary) 144,256
2,535 Reckitt Benckiser Group PLC
(Consumer Staples) 156,877
8,150 RELX PLC (Industrials) 269,152
3,098 Rentokil Initial PLC
(Industrials) 18,742
40,732 Rolls-Royce Holdings PLC
(Industrials) 734,296
44,052 Sage Group PLC (The)
(Information Technology) 500,217
5,311 Schroders PLC (Financials) 41,808
2,596 Severn Trent PLC (Utilities) 103,929
6,821 Smith & Nephew PLC (Health
Care) 102,150
10,177 Smiths Group PLC (Industrials) 338,014
1,623 Spirax Group PLC (Industrials) 152,375
4,092 SSE PLC (Utilities) 128,574
22,306 Standard Chartered PLC
(Financials) 599,394
22,263 Standard Life PLC (Financials) 232,873
51,707 Tesco PLC (Consumer Staples) 299,843
10,274 Unilever PLC (Consumer
Staples) 582,414
7,204 United Utilities Group PLC
(Utilities) 130,511
465,301 Vodafone Group PLC
(Communication Services) 698,704
18,245 Wise Group PLC, Class A
(Financials)* 229,702
19,361,962
United States – 9.8%
25,276 Aegon Ltd. (Financials) 215,674
1,205 Alcon AG (Health Care) 80,349
165 AP Moller – Maersk A/S, Class
A (Industrials)
(b)
399,856
183 AP Moller – Maersk A/S, Class
B (Industrials)
(b)
451,764
98,954 BP PLC (Energy) 696,004
2,785 Buzzi SpA (Materials) 151,123
3,709 Experian PLC (Industrials) 128,638
3,427 Ferrovial NV (Industrials) 234,749
52,459 Haleon PLC (Health Care) 238,088
4,080 Holcim AG (Materials)* 404,266
697 InterContinental Hotels Group
PLC (Consumer Discretionary) 107,443
14,582 Novartis AG (Health Care) 2,198,824
2,733 QIAGEN NV (Health Care) 100,925
5,357 Roche Holding AG (Health
Care) 2,257,708
410 Roche Holding AG (Health
Care) 176,625

GOLDMAN SACHS ACTIVEBETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials
23 .8%
Industrials
18 .5
Health Care
12 .6
Information Technology
8 .8
Consumer Staples
7 .8
Consumer Discretionary
6 .2
Utilities
4 .8
Materials
4 .7
Energy
4 .3
Communication Services
3 .1
Investment Company
1 .6
Real Estate
0 .5
Securities Lending Reinvestment Vehicle
3 .3
TOTAL INVESTMENTS
100 .0%
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
4,821 Sanofi SA (Health Care) $ 423,572
2,958 Schneider Electric SE
(Industrials) 931,825
36,726 Shell PLC (Energy) 1,543,562
539 Spotify Technology SA
(Communication Services)* 268,250
1,961 Sunbelt Rentals Holdings, Inc.
(Industrials) 154,423
1,760 Swiss Re AG (Financials) 265,121
3,001 Tenaris SA (Energy) 91,368
11,520,157
TOTAL COMMON STOCKS
(Cost $87,341,336)
114,236,498
Shares Description Rate Value
a
Preferred Stocks – 0.4%
Germany – 0.4%
2,518 Henkel AG
& Co. KGaA
(Consumer
Staples) 3.10% 195,931
4,623 Porsche
Automobil
Holding SE
(Consumer
Discretionary)* 5.87 176,410
237 Sartorius AG
(Health Care)
(b)
0.30 67,787
320 Volkswagen
AG (Consumer
Discretionary)* 6.92 34,288
TOTAL PREFERRED STOCKS
(Cost $488,032)
474,416
Shares Dividend Rate Value
aa a
Investment Company – 1.7%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,967,105 3.519% 1,967,105
(Cost $1,967,105)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $89,796,473)
116,678,019
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 3.4%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,951,936 3.532% $ 3,951,936
(Cost $3,951,936)
TOTAL INVESTMENTS – 103.0%
(Cost $93,748,409)
$ 120,629,955
LIABILITIES IN EXCESS OF OTHER ASSETS
– (3.0)%
(3,521,342)
NET ASSETS – 100.0%
$ 117,108,613
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACTIVEBETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At May 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Europe Index 46 06/19/26 $ 2,320,039 $ 71,573

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Australia – 5.1%
459,473 ANZ Group Holdings Ltd.
(Financials) $ 11,636,802
683,648 APA Group (Utilities) 4,958,200
56,299 Aristocrat Leisure Ltd.
(Consumer Discretionary) 2,029,408
646,851 BHP Group Ltd. (Materials) 28,999,665
129,386 CAR Group Ltd.
(Communication Services) 2,312,437
144,290 Cochlear Ltd. (Health Care) 10,433,578
1,103,579 Coles Group Ltd. (Consumer
Staples) 17,246,232
204,826 Commonwealth Bank of
Australia (Financials) 24,319,388
48,003 Computershare Ltd.
(Industrials) 1,194,675
49,068 CSL Ltd. (Health Care) 3,410,762
415,407 Evolution Mining Ltd.
(Materials) 3,628,470
69,689 Fortescue Ltd. (Materials) 1,118,651
1,177,175 Glencore PLC (Materials)* 9,009,707
230,721 Insurance Australia Group Ltd.
(Financials) 1,271,589
4,627,283 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 18,044,977
219,665 Lynas Rare Earths Ltd.
(Materials)* 3,032,961
5,273 Macquarie Group Ltd.
(Financials) 905,041
929,755 Medibank Pvt Ltd. (Financials) 3,211,003
342,479 National Australia Bank Ltd.
(Financials) 9,198,625
609,703 PLS Group Ltd. (Materials)* 2,833,882
73,706 Pro Medicus Ltd. (Health Care) 7,013,945
673,012 QBE Insurance Group Ltd.
(Financials) 10,963,020
108,625 REA Group Ltd.
(Communication Services) 11,645,202
37,428 Rio Tinto Ltd. (Materials) 4,998,915
153,650 Rio Tinto PLC (Materials) 16,502,743
175,566 Santos Ltd. (Energy) 986,558
1,163,523 Scentre Group REIT (Real
Estate) 3,206,304
59,761 SGH Ltd. (Industrials) 1,771,520
520,793 Sigma Healthcare Ltd. (Health
Care) 1,101,650
543,219 Sonic Healthcare Ltd. (Health
Care) 7,629,318
555,784 South32 Ltd. (Materials) 1,923,455
321,173 Stockland REIT (Real Estate) 947,445
224,431 Suncorp Group Ltd. (Financials) 2,806,491
1,928,549 Telstra Group Ltd.
(Communication Services) 7,229,352
607,478 Transurban Group (Industrials) 6,547,467
1,164,801 Vicinity Ltd. REIT (Real Estate) 2,120,329
33,756 Washington H Soul Pattinson &
Co. Ltd. (Financials) 1,056,504
342,381 Wesfarmers Ltd. (Consumer
Discretionary) 19,655,726
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
434,921 Westpac Banking Corp.
(Financials) $ 11,265,328
114,596 Woodside Energy Group Ltd.
(Energy) 2,527,974
725,545 Woolworths Group Ltd.
(Consumer Staples) 18,391,111
299,086,410
Austria – 0.4%
23,282 BAWAG Group AG
(Financials)
(a)
4,186,736
66,491 Erste Group Bank AG
(Financials) 7,991,949
81,063 OMV AG (Energy) 5,831,877
83,311 Raiffeisen Bank International
AG (Financials) 4,804,605
22,815,167
Belgium – 0.7%
147,501 Ageas SA/NV (Financials) 11,463,621
68,860 Anheuser-Busch InBev SA/NV
(Consumer Staples) 5,544,581
10,945 D’ieteren Group (Consumer
Discretionary) 2,189,169
16,729 Elia Group SA/NV (Utilities) 2,602,272
89,166 Groupe Bruxelles Lambert NV
(Financials) 8,417,835
52,153 KBC Group NV (Financials) 6,934,997
75 Lotus Bakeries NV (Consumer
Staples) 962,735
7,322 Sofina SA (Financials)
(b)
1,905,405
7,842 UCB SA (Health Care) 2,303,364
42,323,979
Brazil – 0.4%
50,653 Wheaton Precious Metals Corp.
(Materials) 6,815,753
279,681 Yara International ASA
(Materials) 15,226,915
22,042,668
Canada – 11.3%
56,131 Agnico Eagle Mines Ltd.
(Materials) 10,328,544
63,549 Alamos Gold, Inc., Class A
(Materials) 2,609,220
77,213 Alimentation Couche-Tard, Inc.
(Consumer Staples) 4,365,809
171,067 AltaGas Ltd. (Utilities) 6,662,368
63,245 ARC Resources Ltd. (Energy) 1,432,889
127,949 Bank of Montreal (Financials) 20,798,969
279,961 Bank of Nova Scotia (The)
(Financials) 22,481,424
205,862 Barrick Mining Corp.
(Materials) 8,802,056
137,079 BCE, Inc. (Communication
Services)
(b)
3,460,933
23,777 Bombardier, Inc., Class B
(Industrials)* 5,367,797
194,601 Brookfield Asset Management
Ltd., Class A (Financials)
(b)
9,419,618

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
86,517 Brookfield Corp. (Financials) $ 3,944,781
33,686 CAE, Inc. (Industrials)* 872,747
48,245 Cameco Corp. (Energy) 5,425,308
243,126 Canadian Imperial Bank of
Commerce (Financials) 26,560,220
119,272 Canadian Natural Resources
Ltd. (Energy) 5,428,735
83,184 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 10,682,189
200,052 Canadian Utilities Ltd., Class A
(Utilities) 7,203,063
52,625 CCL Industries, Inc., Class B
(Materials) 3,401,495
18,385 Celestica, Inc. (Information
Technology)* 7,113,636
394,790 Cenovus Energy, Inc. (Energy) 10,907,559
120,187 CGI, Inc. (Information
Technology) 8,400,134
8,764 Constellation Software, Inc.
(Information Technology) 17,958,900
32,094 Dollarama, Inc. (Consumer
Discretionary) 4,107,417
135,883 Element Fleet Management
Corp. (Industrials) 2,709,670
135,672 Emera, Inc. (Utilities) 7,100,977
530,704 Empire Co. Ltd. (Consumer
Staples) 18,834,974
338,653 Enbridge, Inc. (Energy) 18,595,124
84,466 Equinox Gold Corp. (Materials) 1,152,743
9,743 Fairfax Financial Holdings Ltd.
(Financials) 15,175,896
12,410 FirstService Corp. (Real Estate) 1,664,997
130,891 Fortis, Inc. (Utilities) 7,246,015
18,057 Franco-Nevada Corp.
(Materials) 4,186,188
152,400 George Weston Ltd. (Consumer
Staples) 10,684,761
60,163 Great-West Lifeco, Inc.
(Financials)
(b)
3,514,877
146,773 Hydro One Ltd. (Utilities)
(a)
6,041,181
23,572 iA Financial Corp., Inc.
(Financials) 2,941,131
114,701 IGM Financial, Inc. (Financials) 6,541,258
39,357 Imperial Oil Ltd. (Energy)
(b)
4,673,242
11,880 Intact Financial Corp.
(Financials) 2,335,985
95,966 Keyera Corp. (Energy) 3,984,099
342,584 Kinross Gold Corp. (Materials) 10,415,170
412,079 Loblaw Cos. Ltd. (Consumer
Staples) 18,447,905
287,443 Lundin Gold, Inc. (Materials) 19,207,381
384,039 Magna International, Inc.
(Consumer Discretionary) 24,909,357
231,727 Manulife Financial Corp.
(Financials)
(b)
8,870,070
58,091 Metro, Inc. (Consumer Staples) 3,730,762
86,719 National Bank of Canada
(Financials) 12,674,679
73,789 Nutrien Ltd. (Materials) 5,057,108
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
92,621 Pan American Silver Corp.
(Materials) $ 5,293,493
101,650 Pembina Pipeline Corp.
(Energy) 4,745,462
233,740 Power Corp. of Canada
(Financials) 14,139,272
184,719 Rogers Communications,
Inc., Class B (Communication
Services) 7,133,716
320,422 Royal Bank of Canada
(Financials) 61,509,487
258,872 Saputo, Inc. (Consumer Staples) 7,937,827
97,795 Shopify, Inc., Class A
(Information Technology)* 11,671,791
45,788 Stantec, Inc. (Industrials) 3,462,478
76,864 Sun Life Financial, Inc.
(Financials)
(b)
5,528,427
275,639 Suncor Energy, Inc. (Energy) 17,242,069
178,470 TC Energy Corp. (Energy) 11,901,023
316,851 TELUS Corp. (Communication
Services) 3,981,482
33,064 TFI International, Inc.
(Industrials) 5,104,752
50,565 TMX Group Ltd. (Financials) 1,893,687
30,716 Toromont Industries Ltd.
(Industrials) 5,070,241
396,469 Toronto-Dominion Bank (The)
(Financials) 45,401,608
203,090 Whitecap Resources, Inc.
(Energy) 2,335,266
100,890 WSP Global, Inc. (Industrials) 14,300,593
657,084,035
Chile – 0.1%
50,667 Antofagasta PLC (Materials) 2,798,797
146,046 Lundin Mining Corp.
(Materials) 4,365,848
7,164,645
China – 0.5%
1,748,708 BOC Hong Kong Holdings Ltd.
(Financials) 10,696,540
50,564 Prosus NV (Consumer
Discretionary)* 2,302,403
1,395,100 SITC International Holdings
Co. Ltd. (Industrials) 6,162,549
3,061,373 Wilmar International Ltd.
(Consumer Staples) 8,617,500
831,736 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 2,373,873
30,152,865
Denmark – 1.4%
17,224 Carlsberg AS, Class B
(Consumer Staples) 2,316,686
22,859 Coloplast A/S, Class B (Health
Care) 1,412,737
110,990 Danske Bank A/S (Financials) 5,847,325
146,864 Demant A/S (Health Care)* 5,737,609
17,831 Genmab A/S (Health Care)* 4,744,316

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
538,262 Novo Nordisk A/S, Class B
(Health Care) $ 24,621,559
51,090 Orsted AS (Utilities)*
(a)
1,309,499
139,664 Pandora A/S (Consumer
Discretionary) 13,106,517
444,528 ROCKWOOL A/S, Class B
(Industrials) 14,048,759
79,880 Tryg A/S (Financials) 1,880,909
201,511 Vestas Wind Systems A/S
(Industrials) 5,665,265
80,691,181
Finland – 1.3%
58,401 Elisa OYJ (Communication
Services) 2,802,374
73,323 Fortum OYJ (Utilities)
(b)
1,715,565
209,061 Kesko OYJ, Class B (Consumer
Staples) 5,069,571
64,874 Kone OYJ, Class B
(Industrials)
(b)
3,880,627
113,914 Neste OYJ (Energy) 3,743,367
1,091,457 Nokia OYJ (Information
Technology) 15,908,224
733,235 Nordea Bank Abp (Financials) 14,092,544
161,194 Orion OYJ, Class B (Health
Care) 13,468,354
494,935 Sampo OYJ, Class A
(Financials) 5,235,048
149,054 UPM-Kymmene OYJ
(Materials) 4,355,425
118,681 Wartsila OYJ Abp (Industrials) 4,833,473
75,104,572
France – 7.4%
18,400 Abivax SA (Health Care)* 2,434,913
117,670 Accor SA (Consumer
Discretionary)
(b)
6,457,930
10,784 Aeroports de Paris SA
(Industrials)
(b)
1,447,206
58,226 Air Liquide SA (Materials) 12,099,982
39,568 Airbus SE (Industrials) 8,297,453
348,623 Alstom SA (Industrials)* 6,972,997
40,081 Amundi SA (Financials)
(a)
3,926,557
369,991 AXA SA (Financials)
(b)
17,153,879
606,237 Ayvens SA (Industrials)
(a)
8,192,258
73,907 BioMerieux (Health Care) 6,412,379
215,750 BNP Paribas SA (Financials) 23,401,992
1,354,023 Bollore SE (Energy)
(b)
8,595,627
467,008 Bouygues SA (Industrials) 27,499,462
350,656 Bureau Veritas SA (Industrials) 10,639,158
123,512 Capgemini SE (Information
Technology)* 14,694,304
966,981 Carrefour SA (Consumer
Staples)
(b)
18,094,206
149,929 Cie de Saint-Gobain SA
(Industrials) 13,692,354
200,509 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 7,372,841
35,615 Covivio SA REIT (Real Estate) 2,296,243
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
609,779 Credit Agricole SA
(Financials)
(b)
$ 11,812,265
34,620 Danone SA (Consumer Staples) 2,461,966
164,446 Eiffage SA (Industrials) 23,939,578
252,331 Engie SA (Utilities) 7,794,301
13,617 EssilorLuxottica SA (Health
Care) 2,783,199
36,702 Gecina SA REIT (Real Estate) 3,145,822
268,151 Getlink SE (Industrials)
(b)
5,870,362
4,638 Hermes International SCA
(Consumer Discretionary) 8,767,956
78,749 Ipsen SA (Health Care) 14,390,949
76,427 Klepierre SA REIT (Real
Estate) 3,123,313
24,720 Legrand SA (Industrials) 4,259,264
50,264 L'Oreal SA (Consumer Staples) 22,438,710
26,274 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 14,503,936
346,106 Orange SA (Communication
Services) 7,243,745
56,907 Publicis Groupe SA
(Communication Services) 5,560,979
171,988 Rexel SA (Industrials) 7,387,825
27,466 Safran SA (Industrials) 9,798,136
239,571 Societe Generale SA
(Financials) 20,025,429
19,314 Sodexo SA (Consumer
Discretionary) 1,063,817
302,999 TotalEnergies SE (Energy) 26,582,520
23,625 Unibail-Rodamco-Westfield
REIT (Real Estate)* 2,738,726
188,765 Veolia Environnement SA
(Utilities) 7,650,307
101,940 Vinci SA (Industrials) 14,875,821
427,900,667
Germany – 7.7%
73,555 adidas AG (Consumer
Discretionary) 14,300,125
74,501 Allianz SE (Financials) 33,175,929
50,214 BASF SE (Materials) 2,977,914
535,924 Bayer AG (Health Care) 22,845,754
77,179 Beiersdorf AG (Consumer
Staples)
(b)
6,230,635
128,295 Brenntag SE (Industrials) 8,464,828
84,075 Commerzbank AG
(Financials)
(b)
3,636,009
48,156 Continental AG (Consumer
Discretionary) 4,010,125
204,852 Daimler Truck Holding AG
(Industrials) 10,076,052
670,740 Deutsche Bank AG (Financials) 21,806,599
11,443 Deutsche Boerse AG
(Financials) 3,306,307
158,969 Deutsche Lufthansa AG
(Industrials)
(b)
1,591,668
411,894 Deutsche Post AG (Industrials) 24,609,798
371,808 Deutsche Telekom AG
(Communication Services) 12,521,827

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
201,128 E.ON SE (Utilities) $ 4,271,659
168,276 Evonik Industries AG
(Materials)* 3,300,977
370,855 Fresenius Medical Care AG
(Health Care) 16,094,702
301,069 Fresenius SE & Co. KGaA
(Health Care) 12,742,840
130,767 GEA Group AG (Industrials) 8,461,597
56,985 Heidelberg Materials AG
(Materials) 12,687,953
65,285 Henkel AG & Co. KGaA
(Consumer Staples) 4,746,288
12,936 HOCHTIEF AG (Industrials) 7,345,557
95,272 Infineon Technologies AG
(Information Technology) 9,017,628
96,310 Knorr-Bremse AG (Industrials) 11,654,745
341,120 Mercedes-Benz Group AG
(Consumer Discretionary) 20,775,290
34,304 Merck KGaA (Health Care) 5,238,068
17,844 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 9,418,276
137,722 Nemetschek SE (Information
Technology) 9,932,176
22,994 Rational AG (Industrials) 17,682,862
4,377 Rheinmetall AG (Industrials) 6,606,357
88,661 RWE AG (Utilities) 5,644,944
154,327 SAP SE (Information
Technology) 27,961,092
21,255 Scout24 SE (Communication
Services)
(a)
1,792,056
106,282 Siemens AG (Industrials) 33,462,184
127,354 Siemens Energy AG
(Industrials) 24,260,056
92,080 Siemens Healthineers AG
(Health Care)
(a)
3,752,253
32,971 Talanx AG (Financials) 3,962,981
649,649 Zalando SE (Consumer
Discretionary)*
(a)
17,656,348
448,022,459
Guatemala – 0.0%
24,002 Millicom International Cellular
SA (Communication Services) 2,048,811
Hong Kong – 2.1%
994,761 AIA Group Ltd. (Financials) 10,439,571
888,938 CK Asset Holdings Ltd. (Real
Estate) 5,369,424
193,492 CK Infrastructure Holdings Ltd.
(Utilities) 1,465,250
557,807 CLP Holdings Ltd. (Utilities) 5,444,693
95,764 Futu Holdings Ltd. ADR
(Financials) 9,966,160
362,078 Henderson Land Development
Co. Ltd. (Real Estate) 1,430,313
3,294,014 HKT Trust & HKT Ltd.
(Communication Services) 5,085,560
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
3,962,493 Hong Kong & China Gas Co.
Ltd. (Utilities) $ 3,625,064
313,997 Hong Kong Exchanges &
Clearing Ltd. (Financials) 16,017,557
291,456 Hongkong Land Holdings Ltd.
(Real Estate) 2,220,895
882,959 MTR Corp. Ltd. (Industrials) 3,553,286
422,593 Power Assets Holdings Ltd.
(Utilities) 3,240,595
501,091 Prudential PLC (Financials) 7,237,407
2,067,999 Sino Land Co. Ltd. (Real
Estate) 3,116,221
437,258 Sun Hung Kai Properties Ltd.
(Real Estate) 7,347,702
223,073 Swire Pacific Ltd., Class A
(Industrials) 2,322,550
743,318 Techtronic Industries Co. Ltd.
(Industrials) 11,030,174
14,538,918 WH Group Ltd. (Consumer
Staples)
(a)
16,788,374
570,312 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 1,749,343
117,450,139
Indonesia – 0.2%
198,855 Jardine Matheson Holdings Ltd.
(Industrials) 13,199,995
Ireland – 0.2%
12,084 AerCap Holdings NV
(Industrials) 1,684,389
511,357 AIB Group PLC (Financials) 6,026,958
213,516 Bank of Ireland Group PLC
(Financials) 4,344,152
13,432 Kingspan Group PLC
(Industrials) 1,232,015
13,287,514
Israel – 0.9%
11,711 Azrieli Group Ltd. (Real Estate) 1,956,254
196,277 Bank Hapoalim BM
(Financials) 5,075,918
264,140 Bank Leumi Le-Israel BM
(Financials) 6,737,645
5,166 Elbit Systems Ltd. (Industrials) 4,667,634
25,741 Enlight Renewable Energy Ltd.
(Utilities)* 2,789,461
29,136 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 1,860,331
201,543 Israel Discount Bank Ltd., Class
A (Financials) 2,250,909
40,328 Mizrahi Tefahot Bank Ltd.
(Financials) 3,117,258
6,838 Nova Ltd. (Information
Technology)* 3,592,850
44,781 OPC Energy Ltd. (Utilities)* 1,977,523
124,149 Phoenix Financial Ltd.
(Financials) 8,298,890

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
127,499 Teva Pharmaceutical Industries
Ltd. ADR (Health Care)* $ 4,503,265
23,691 Tower Semiconductor Ltd.
(Information Technology)* 6,808,696
53,636,634
Italy – 3.2%
492,420 Banca Mediolanum SpA
(Financials) 11,383,421
469,212 Banco BPM SpA (Financials) 7,383,677
356,713 BPER Banca SpA (Financials) 4,836,185
70,359 Coca-Cola HBC AG (Consumer
Staples)* 4,044,000
1,308,372 Enel SpA (Utilities) 14,695,508
458,799 Eni SpA (Energy) 12,062,471
591,333 FinecoBank Banca Fineco SpA
(Financials) 14,463,587
186,502 Generali (Financials)
(b)
8,424,794
2,529,917 Intesa Sanpaolo SpA
(Financials) 17,143,943
561,364 Italgas SpA (Utilities)
(b)
6,593,423
54,218 Moncler SpA (Consumer
Discretionary) 3,534,248
424,763 Poste Italiane SpA (Financials)
(b)
12,570,384
51,575 Prysmian SpA (Industrials) 8,907,454
120,630 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 7,249,619
633,928 Snam SpA (Utilities) 4,635,355
11,550,407 Telecom Italia SpA
(Communication Services)*
(b)
9,823,320
255,681 Terna - Rete Elettrica Nazionale
(Utilities) 2,939,514
270,997 UniCredit SpA (Financials) 23,477,674
450,941 Unipol Assicurazioni SpA
(Financials) 11,177,041
185,345,618
Ivory Coast – 0.1%
129,313 Endeavour Mining PLC
(Materials) 8,007,693
Japan – 20.7%
270,989 Advantest Corp. (Information
Technology) 44,549,168
356,915 Aeon Co. Ltd. (Consumer
Staples) 3,119,839
166,390 AGC, Inc. (Industrials) 7,251,799
915,921 Aisin Corp. (Consumer
Discretionary) 13,886,396
96,298 Ajinomoto Co., Inc. (Consumer
Staples) 3,116,573
759,478 ANA Holdings, Inc.
(Industrials)
(b)
14,257,805
899,219 Asahi Group Holdings Ltd.
(Consumer Staples) 8,605,818
504,002 Asahi Kasei Corp. (Materials) 5,657,715
537,852 Asics Corp. (Consumer
Discretionary) 16,362,945
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
820,397 Astellas Pharma, Inc. (Health
Care) $ 11,765,603
140,120 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 3,204,830
477,874 Bridgestone Corp. (Consumer
Discretionary) 10,335,575
250,665 Canon, Inc. (Information
Technology) 6,657,526
70,017 Capcom Co. Ltd.
(Communication Services) 1,326,536
188,988 Central Japan Railway Co.
(Industrials) 4,130,217
83,700 Chiba Bank Ltd. (The)
(Financials) 1,222,980
255,183 Chubu Electric Power Co., Inc.
(Utilities) 4,688,801
22,100 Chugai Pharmaceutical Co. Ltd.
(Health Care) 1,095,629
381,733 Dai Nippon Printing Co. Ltd.
(Industrials) 6,643,579
29,600 Daifuku Co. Ltd. (Industrials) 1,359,417
286,724 Daiichi Life Group, Inc.
(Financials) 2,946,670
155,305 Daiichi Sankyo Co. Ltd. (Health
Care) 2,634,595
18,332 Daikin Industries Ltd.
(Industrials) 2,681,454
98,273 Daito Trust Construction Co.
Ltd. (Real Estate) 1,958,175
117,022 Daiwa House Industry Co. Ltd.
(Real Estate) 3,185,962
453,651 Daiwa Securities Group, Inc.
(Financials) 4,276,043
24,449 Disco Corp. (Information
Technology) 9,996,767
30,617 East Japan Railway Co.
(Industrials) 656,230
106,925 Ebara Corp. (Industrials) 3,817,167
315,382 Eisai Co. Ltd. (Health Care) 7,892,970
2,393,326 ENEOS Holdings, Inc. (Energy) 19,627,408
23,700 FANUC Corp. (Industrials) 1,174,951
22,684 Fast Retailing Co. Ltd.
(Consumer Discretionary) 11,731,728
12,300 Fuji Electric Co. Ltd.
(Industrials) 1,192,990
293,691 FUJIFILM Holdings Corp.
(Information Technology) 6,128,786
426,898 Fujikura Ltd. (Industrials) 12,794,336
412,192 Fujitsu Ltd. (Information
Technology) 8,720,791
9,100 Furukawa Electric Co. Ltd.
(Industrials) 2,975,978
203,670 Hankyu Hanshin Holdings, Inc.
(Industrials) 5,991,498
18,156 Hikari Tsushin, Inc. (Industrials) 4,168,615
611,989 Hitachi Ltd. (Industrials) 19,860,137
558,100 Honda Motor Co. Ltd.
(Consumer Discretionary) 5,092,281
109,461 Hoya Corp. (Health Care) 18,620,541

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
212,270 Hulic Co. Ltd. (Real Estate) $ 2,265,511
61,780 Ibiden Co. Ltd. (Information
Technology) 8,926,063
2,147,406 Idemitsu Kosan Co. Ltd.
(Energy) 18,865,176
156,784 IHI Corp. (Industrials) 2,724,687
390,896 Inpex Corp. (Energy) 8,849,734
105,660 Isuzu Motors Ltd. (Consumer
Discretionary) 1,558,782
683,138 ITOCHU Corp. (Industrials) 8,305,884
162,710 Japan Exchange Group, Inc.
(Financials) 1,994,140
183,656 Japan Post Bank Co. Ltd.
(Financials) 3,540,676
673,865 Japan Post Holdings Co. Ltd.
(Financials) 8,754,022
1,313,679 Japan Post Insurance Co. Ltd.
(Financials) 11,796,621
109,177 Japan Tobacco, Inc. (Consumer
Staples) 4,229,503
957,832 JFE Holdings, Inc. (Materials)
(b)
10,231,757
117,300 JX Advanced Metals Corp.
(Materials) 2,895,105
108,962 Kajima Corp. (Industrials) 4,043,210
152,890 Kansai Electric Power Co., Inc.
(The) (Utilities) 2,243,072
141,680 Kao Corp. (Consumer Staples) 5,442,385
116,687 Kawasaki Heavy Industries Ltd.
(Industrials) 2,299,435
410,706 Kawasaki Kisen Kaisha Ltd.
(Industrials)
(b)
6,501,534
63,500 KDDI Corp. (Communication
Services) 1,092,372
11,952 Keyence Corp. (Information
Technology) 6,014,666
40,300 Kioxia Holdings Corp.
(Information Technology)* 16,670,362
331,995 Kirin Holdings Co. Ltd.
(Consumer Staples) 5,669,504
69,812 Komatsu Ltd. (Industrials) 2,884,311
12,678 Konami Group Corp.
(Communication Services) 1,507,598
510,489 Kubota Corp. (Industrials) 9,113,699
350,695 Kyocera Corp. (Information
Technology) 7,673,037
61,407 Lasertec Corp. (Information
Technology) 15,480,011
3,566,519 LY Corp. (Communication
Services) 9,349,258
63,340 Makita Corp. (Industrials) 2,201,919
313,384 Marubeni Corp. (Industrials) 10,228,929
42,600 MINEBEA MITSUMI, Inc.
(Industrials) 1,220,813
2,752,689 Mitsubishi Chemical Group
Corp. (Materials) 19,833,748
596,376 Mitsubishi Corp. (Industrials) 18,975,089
226,326 Mitsubishi Electric Corp.
(Industrials) 9,323,738
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
155,799 Mitsubishi Estate Co. Ltd. (Real
Estate) $ 3,969,601
1,540,188 Mitsubishi HC Capital, Inc.
(Financials) 12,592,215
365,326 Mitsubishi Heavy Industries
Ltd. (Industrials) 8,734,410
1,484,517 Mitsubishi UFJ Financial
Group, Inc. (Financials) 27,966,998
296,303 Mitsui & Co. Ltd. (Industrials) 9,846,365
9,900 Mitsui Kinzoku Co. Ltd.
(Materials) 3,210,861
277,617 Mizuho Financial Group, Inc.
(Financials) 12,547,612
486,714 MS&AD Insurance Group
Holdings, Inc. (Financials) 13,107,249
183,680 Murata Manufacturing Co. Ltd.
(Information Technology) 11,105,723
456,700 NEC Corp. (Information
Technology) 11,771,092
373,131 NIDEC Corp. (Industrials)* 6,544,266
2,303 Nippon Building Fund, Inc.
REIT (Real Estate) 1,843,094
245,500 Nippon Paint Holdings Co. Ltd.
(Materials) 1,629,316
1,127,593 Nippon Steel Corp.
(Materials)
(b)
4,013,407
157,125 Nippon Yusen KK
(Industrials)
(b)
5,244,080
71,400 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 1,174,451
167,096 Nitto Denko Corp. (Materials) 3,139,020
1,354,437 Nomura Holdings, Inc.
(Financials) 10,933,171
6,607,732 NTT, Inc. (Communication
Services) 6,205,515
196,666 Obayashi Corp. (Industrials) 4,008,928
53,247 Obic Co. Ltd. (Information
Technology) 1,334,269
644,935 Olympus Corp. (Health Care) 7,233,692
155,245 ORIX Corp. (Financials) 6,082,436
145,999 Osaka Gas Co. Ltd. (Utilities) 4,916,770
533,770 Otsuka Corp. (Information
Technology) 9,686,925
117,123 Otsuka Holdings Co. Ltd.
(Health Care) 8,619,235
679,594 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 3,749,101
127,100 Panasonic Holdings Corp.
(Consumer Discretionary) 2,954,143
2,448,932 Rakuten Group, Inc. (Consumer
Discretionary)* 11,465,475
453,200 Recruit Holdings Co. Ltd.
(Industrials) 30,091,865
448,585 Renesas Electronics Corp.
(Information Technology) 12,680,649
78,500 Resona Holdings, Inc.
(Financials) 1,005,721

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
26,200 Resonac Holdings Corp.
(Materials) $ 3,080,998
518,522 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 12,647,911
1,561,289 Sanrio Co. Ltd. (Consumer
Discretionary) 8,397,359
597,396 SBI Holdings, Inc. (Financials) 10,920,424
60,065 SCREEN Holdings Co. Ltd.
(Information Technology) 4,195,759
129,072 Secom Co. Ltd. (Industrials) 5,148,610
406,703 Sekisui House Ltd. (Consumer
Discretionary) 8,566,337
342,067 Seven & i Holdings Co. Ltd.
(Consumer Staples) 3,995,688
175,895 Shimizu Corp. (Industrials) 2,962,890
100,717 Shin-Etsu Chemical Co. Ltd.
(Materials) 4,908,364
268,299 Shionogi & Co. Ltd. (Health
Care) 5,056,203
966,026 Shiseido Co. Ltd. (Consumer
Staples) 17,055,192
4,809,730 SoftBank Corp.
(Communication Services) 6,505,025
373,773 SoftBank Group Corp.
(Communication Services) 17,588,627
251,498 Sompo Holdings, Inc.
(Financials) 9,412,809
664,112 Sony Group Corp. (Consumer
Discretionary) 14,367,748
264,994 Subaru Corp. (Consumer
Discretionary) 4,065,050
490,447 Sumitomo Corp. (Industrials) 21,871,244
219,658 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 17,365,387
63,305 Sumitomo Metal Mining Co.
Ltd. (Materials) 3,616,008
379,486 Sumitomo Mitsui Financial
Group, Inc. (Financials) 13,871,657
214,220 Sumitomo Mitsui Trust Group,
Inc. (Financials) 7,366,294
115,140 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 2,688,456
160,018 Suntory Beverage & Food Ltd.
(Consumer Staples) 4,351,517
859,694 Suzuki Motor Corp. (Consumer
Discretionary) 10,657,743
39,100 T&D Holdings, Inc. (Financials) 1,030,124
50,232 Taisei Corp. (Industrials) 4,420,820
450,729 Takeda Pharmaceutical Co. Ltd.
(Health Care) 14,491,055
381,685 TDK Corp. (Information
Technology) 9,849,626
267,263 Tokio Marine Holdings, Inc.
(Financials) 11,938,609
86,502 Tokyo Electron Ltd.
(Information Technology) 28,484,420
255,075 Tokyo Gas Co. Ltd. (Utilities) 10,222,869
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
353,262 Toray Industries, Inc.
(Materials) $ 2,645,193
741,393 Toyota Motor Corp. (Consumer
Discretionary) 14,167,457
375,020 Toyota Tsusho Corp.
(Industrials) 16,325,703
271,262 West Japan Railway Co.
(Industrials) 4,479,001
357,123 Yokogawa Electric Corp.
(Information Technology) 11,219,123
176,845 Yokohama Financial Group, Inc.
(Financials) 1,803,555
235,555 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 11,914,623
1,203,134,308
Luxembourg – 0.4%
48,170 ArcelorMittal (Materials) 3,334,497
993,837 CVC Capital Partners PLC
(Financials)
(a)(b)
15,935,090
63,813 Eurofins Scientific SE (Health
Care) 4,651,187
23,920,774
Macau – 0.1%
651,615 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 2,603,999
Mexico – 0.2%
228,842 Fresnillo PLC (Materials) 10,136,255
Netherlands – 4.9%
285,086 ABN AMRO Bank NV
(Financials) 11,351,089
2,482 Adyen NV (Financials)*
(a)
2,720,563
119,834 Akzo Nobel NV (Materials) 9,181,921
8,751 Argenx SE (Health Care)* 7,307,699
3,132 ASM International NV
(Information Technology) 3,283,554
75,932 ASML Holding NV
(Information Technology) 122,705,638
111,988 ASR Nederland NV (Financials) 8,403,014
7,612 BE Semiconductor Industries
NV (Information Technology) 2,526,277
9,585 Euronext NV (Financials)
(a)
1,561,458
59,590 EXOR NV (Financials) 4,655,610
177,724 Heineken Holding NV
(Consumer Staples) 12,837,763
11,208 Heineken NV (Consumer
Staples) 877,090
687,338 ING Groep NV (Financials) 21,415,797
627,317 Koninklijke Ahold Delhaize NV
(Consumer Staples) 26,478,184
746,351 Koninklijke KPN NV
(Communication Services) 3,889,685
246,130 Koninklijke Philips NV (Health
Care) 6,568,759
306,432 Magnum Ice Cream Co. NV
(The) (Consumer Staples)* 4,969,086

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
43,497 Nebius Group NV (Information
Technology)* $ 10,051,722
193,566 NN Group NV (Financials) 16,191,225
108,399 Wolters Kluwer NV
(Industrials) 7,718,806
284,694,940
New Zealand – 0.3%
578,671 Auckland International Airport
Ltd. (Industrials) 2,865,145
195,606 Contact Energy Ltd. (Utilities) 1,117,223
564,805 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 12,609,572
14,011 Xero Ltd. (Information
Technology)* 757,783
17,349,723
Nigeria – 0.1%
686,331 Airtel Africa PLC
(Communication Services)
(a)
3,262,047
Norway – 0.6%
38,919 Aker BP ASA (Energy) 1,401,644
185,975 DNB Bank ASA (Financials) 5,787,554
78,021 Equinor ASA (Energy) 2,830,998
308,307 Gjensidige Forsikring ASA
(Financials) 8,526,248
177,254 Mowi ASA (Consumer Staples) 3,915,434
638,041 Norsk Hydro ASA (Materials) 7,820,755
224,324 Orkla ASA (Consumer Staples) 2,371,929
117,311 Telenor ASA (Communication
Services) 1,919,362
294,674 Var Energi ASA (Energy) 1,452,758
36,026,682
Poland – 0.0%
94,809 InPost SA (Industrials)* 1,699,391
Portugal – 0.3%
3,888,710 Banco Comercial Portugues SA,
Class R (Financials) 4,412,687
493,999 EDP SA (Utilities) 2,517,456
63,490 Galp Energia SGPS SA
(Energy) 1,380,662
511,457 Jeronimo Martins SGPS SA
(Consumer Staples) 10,838,710
19,149,515
Singapore – 1.7%
776,617 CapitaLand Ascendas REIT
(Real Estate) 1,522,360
1,099,454 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 1,956,922
579,656 CapitaLand Investment Ltd.
(Real Estate) 1,154,449
466,721 DBS Group Holdings Ltd.
(Financials) 22,996,627
807,900 Keppel Ltd. (Industrials) 6,816,171
823,756 Oversea-Chinese Banking Corp.
Ltd. (Financials) 15,114,196
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
46,553 Sea Ltd. ADR (Consumer
Discretionary)* $ 4,214,443
1,515,198 Singapore Airlines Ltd.
(Industrials) 8,055,077
1,051,157 Singapore Exchange Ltd.
(Financials) 18,033,728
447,631 Singapore Technologies
Engineering Ltd. (Industrials) 3,994,230
855,417 Singapore Telecommunications
Ltd. (Communication Services) 2,910,973
49,353 STMicroelectronics NV
(Information Technology) 3,395,080
347,230 United Overseas Bank Ltd.
(Financials) 10,237,071
100,401,327
South Africa – 0.1%
62,431 Anglo American PLC
(Materials) 3,356,060
South Korea – 0.1%
148,457 Delivery Hero SE (Consumer
Discretionary)*
(b)
6,406,491
Spain – 3.7%
24,631 Acciona SA (Utilities) 7,093,814
167,405 ACS Actividades de
Construccion y Servicios SA
(Industrials) 24,282,432
142,460 Aena SME SA (Industrials)
(a)
4,139,472
52,959 Amadeus IT Group SA
(Consumer Discretionary) 3,382,963
1,366,875 Banco Bilbao Vizcaya
Argentaria SA (Financials) 32,076,982
1,583,801 Banco de Sabadell SA
(Financials)
(b)
5,359,833
3,696,044 Banco Santander SA
(Financials) 46,270,961
323,993 Bankinter SA (Financials) 5,468,984
809,288 CaixaBank SA (Financials) 10,955,034
117,686 EDP Renewables SA (Utilities) 1,946,020
185,920 Endesa SA (Utilities) 7,780,169
949,080 Iberdrola SA (Utilities) 21,596,832
93,332 Indra Sistemas SA (Information
Technology) 6,195,021
182,044 Industria de Diseno Textil SA
(Consumer Discretionary) 11,322,862
1,910,453 Mapfre SA (Financials)
(b)
8,966,667
90,639 Naturgy Energy Group SA
(Utilities) 3,018,712
127,911 Redeia Corp. SA (Utilities) 2,198,686
335,390 Repsol SA (Energy) 8,626,097
1,483,522 Telefonica SA (Communication
Services)
(b)
6,817,456
217,498,997
Sweden – 2.7%
68,514 AddTech AB, Class B
(Industrials) 2,444,265
71,885 Alfa Laval AB (Industrials) 4,043,762

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
120,275 Assa Abloy AB, Class B
(Industrials) $ 4,333,847
273,869 Atlas Copco AB, Class A
(Industrials) 5,263,375
129,154 Atlas Copco AB, Class B
(Industrials) 2,196,104
334,266 Beijer Ref AB (Industrials) 4,659,252
113,015 Boliden AB (Materials) 7,047,793
55,679 Essity AB, Class B (Consumer
Staples) 1,565,458
702,695 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(b)
12,492,609
456,946 Hexagon AB, Class B
(Information Technology) 4,227,366
137,383 Industrivarden AB, Class A
(Financials) 7,811,559
161,210 Industrivarden AB, Class C
(Financials) 8,838,112
170,667 Indutrade AB (Industrials) 3,576,646
153,801 Investment AB Latour, Class B
(Industrials)
(b)
3,323,964
254,495 Investor AB, Class B
(Financials) 10,494,568
118,228 L E Lundbergforetagen AB,
Class B (Financials) 6,978,503
299,040 Nibe Industrier AB, Class B
(Industrials) 1,174,687
23,132 Saab AB, Class B (Industrials) 1,426,264
139,487 Sandvik AB (Industrials) 5,687,797
193,653 Securitas AB, Class B
(Industrials) 3,234,104
270,404 Skandinaviska Enskilda Banken
AB, Class A (Financials) 5,414,962
252,972 Skanska AB, Class B
(Industrials) 6,860,443
85,761 SKF AB, Class B (Industrials) 2,256,123
319,064 Svenska Cellulosa AB SCA,
Class B (Materials)
(b)
3,517,799
178,536 Svenska Handelsbanken AB,
Class A (Financials)
(b)
2,638,425
256,777 Swedbank AB, Class A
(Financials) 9,494,346
33,934 Swedish Orphan Biovitrum AB
(Health Care)* 1,625,171
121,403 Tele2 AB, Class B
(Communication Services) 2,278,628
1,263,436 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 16,433,939
166,445 Telia Co. AB (Communication
Services) 892,502
97,181 Trelleborg AB, Class B
(Industrials) 4,245,831
35,806 Volvo AB, Class B (Industrials) 1,262,270
157,740,474
Switzerland – 5.5%
179,630 ABB Ltd. (Industrials) 19,223,985
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
306,334 Avolta AG (Consumer
Discretionary)* $ 19,328,427
24,690 Banque Cantonale Vaudoise
(Financials)
(b)
3,712,901
4,682 Barry Callebaut AG (Consumer
Staples) 7,208,608
10,137 Belimo Holding AG
(Industrials) 10,729,249
16,928 BKW AG (Utilities) 3,206,430
20,829 Cie Financiere Richemont SA
(Consumer Discretionary) 4,502,487
18,581 DSM-Firmenich AG (Materials) 1,564,654
11,702 EMS-Chemie Holding AG
(Materials) 10,685,835
16,527 Galderma Group AG (Health
Care)* 3,522,841
26,501 Geberit AG (Industrials) 17,412,956
336 Givaudan SA (Materials) 1,247,072
33,953 Helvetia Baloise Holding AG
(Financials) 8,821,218
60,353 Julius Baer Group Ltd.
(Financials) 4,945,030
62,330 Kuehne + Nagel International
AG (Industrials)
(b)
14,386,914
128,006 Logitech International SA
(Information Technology) 15,547,155
9,868 Lonza Group AG (Health Care) 6,319,764
343,357 Nestle SA (Consumer Staples) 34,909,170
13,840 Partners Group Holding AG
(Financials)
(b)
14,652,138
39,424 Sandoz Group AG (Health Care) 3,309,931
8,005 Schindler Holding AG
(Industrials) 2,627,865
9,563 Schindler Holding AG
Participation Certificates
(Industrials) 3,231,115
169,701 SGS SA (Industrials) 19,303,801
24,480 Sika AG (Materials) 4,802,949
33,280 Sonova Holding AG (Health
Care) 8,842,296
73,547 Straumann Holding AG (Health
Care) 8,915,815
7,622 Swiss Life Holding AG
(Financials) 8,299,479
16,022 Swiss Prime Site AG (Real
Estate) 2,684,175
6,169 Swisscom AG (Communication
Services) 5,278,014
466,444 UBS Group AG (Financials) 22,111,839
14,742 VAT Group AG (Industrials)
(a)
11,524,174
20,966 Zurich Insurance Group AG
(Financials) 14,946,006
317,804,293
United Kingdom – 9.3%
199,546 3i Group PLC (Financials) 6,119,257
366,894 Admiral Group PLC
(Financials) 16,300,542
405,231 Associated British Foods PLC
(Consumer Staples) 9,952,342

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
273,576 AstraZeneca PLC (Health Care) $ 50,897,243
851,473 Aviva PLC (Financials) 7,037,968
126,643 BAE Systems PLC (Industrials) 3,453,435
3,607,590 Barclays PLC (Financials) 22,269,449
192,404 British American Tobacco PLC
(Consumer Staples) 11,906,816
532,092 BT Group PLC
(Communication Services) 1,497,585
286,172 Bunzl PLC (Industrials) 9,080,460
3,759,006 Centrica PLC (Utilities) 9,500,545
1,650,661 CK Hutchison Holdings Ltd.
(Industrials) 14,837,710
821,283 GSK PLC (Health Care) 20,829,138
189,867 Halma PLC (Information
Technology) 11,982,712
3,287,074 HSBC Holdings PLC
(Financials) 61,747,853
131,420 Imperial Brands PLC
(Consumer Staples) 4,775,904
656,396 Informa PLC (Communication
Services) 7,177,416
1,758,619 International Consolidated
Airlines Group SA (Industrials) 10,176,970
36,401 Intertek Group PLC
(Industrials) 2,610,353
2,426,511 J Sainsbury PLC (Consumer
Staples) 9,691,437
5,446,689 Kingfisher PLC (Consumer
Discretionary) 21,107,883
423,494 Land Securities Group PLC
REIT (Real Estate) 3,590,642
3,182,281 Legal & General Group PLC
(Financials) 11,641,866
9,140,310 Lloyds Banking Group PLC
(Financials) 12,554,787
3,084,507 M&G PLC (Financials) 13,138,539
1,249,865 Marks & Spencer Group PLC
(Consumer Staples) 5,996,051
308,727 Melrose Industries PLC
(Industrials) 1,958,813
454,177 National Grid PLC (Utilities)
(b)
7,318,953
1,887,462 NatWest Group PLC
(Financials) 15,249,977
71,153 Next PLC (Consumer
Discretionary) 12,674,611
205,828 Pearson PLC (Consumer
Discretionary) 3,085,201
63,197 Reckitt Benckiser Group PLC
(Consumer Staples) 3,910,912
281,787 RELX PLC (Industrials) 9,305,962
821,113 Rolls-Royce Holdings PLC
(Industrials) 14,802,617
1,182,223 Sage Group PLC (The)
(Information Technology) 13,424,311
98,462 Schroders PLC (Financials) 775,096
201,311 Segro PLC REIT (Real Estate) 1,960,829
49,014 Severn Trent PLC (Utilities) 1,962,234
98,503 Smith & Nephew PLC (Health
Care) 1,475,155
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
262,577 Smiths Group PLC (Industrials) $ 8,721,107
56,561 Spirax Group PLC (Industrials) 5,310,219
93,510 SSE PLC (Utilities) 2,938,154
632,069 Standard Chartered PLC
(Financials) 16,984,586
712,624 Standard Life PLC (Financials) 7,454,120
1,366,349 Tesco PLC (Consumer Staples) 7,923,304
191,113 Unilever PLC (Consumer
Staples) 10,833,832
106,733 United Utilities Group PLC
(Utilities) 1,933,625
14,738,343 Vodafone Group PLC
(Communication Services) 22,131,359
638,687 Wise Group PLC, Class A
(Financials)* 8,040,984
540,050,864
United States – 5.3%
1,080,485 Aegon Ltd. (Financials) 9,219,504
35,193 Alcon AG (Health Care) 2,346,650
5,183 AP Moller – Maersk A/S, Class
A (Industrials)
(b)
12,560,336
5,427 AP Moller – Maersk A/S, Class
B (Industrials)
(b)
13,397,385
2,845,161 BP PLC (Energy) 20,011,754
112,209 Buzzi SpA (Materials) 6,088,822
133,189 Experian PLC (Industrials) 4,619,366
137,409 Ferrovial NV (Industrials) 9,412,520
1,150,776 Haleon PLC (Health Care) 5,222,857
115,451 Holcim AG (Materials)* 11,439,453
26,158 InterContinental Hotels Group
PLC (Consumer Discretionary) 4,032,256
393,826 Novartis AG (Health Care) 59,385,140
96,926 QIAGEN NV (Health Care) 3,579,299
11,087 Roche Holding AG (Health
Care) 4,776,200
139,468 Roche Holding AG (Health
Care) 58,778,796
93,123 Sanofi SA (Health Care) 8,181,763
65,784 Schneider Electric SE
(Industrials) 20,723,172
842,025 Shell PLC (Energy) 35,389,574
15,433 Spotify Technology SA
(Communication Services)* 7,680,696
44,378 Sunbelt Rentals Holdings, Inc.
(Industrials) 3,494,649
53,055 Swiss Re AG (Financials) 7,992,031
93,951 Tenaris SA (Energy) 2,860,409
311,192,632
Zambia – 0.1%
127,275 First Quantum Minerals Ltd.
(Materials)* 3,921,129
TOTAL COMMON STOCKS
(Cost $4,001,712,339)
5,765,714,953

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – 0.2%
Germany – 0.2%
60,744 Henkel AG
& Co. KGaA
(Consumer
Staples) 3.10% $ 4,726,630
167,524 Porsche
Automobil
Holding SE
(Consumer
Discretionary)* 5.87 6,392,598
9,701 Volkswagen
AG (Consumer
Discretionary)* 6.92 1,039,457
TOTAL PREFERRED STOCKS
(Cost $12,769,035)
12,158,685
Units Description Expiration Month Value
aa
Warrant – 0.0%
Canada – 0.0%
8,722 Constellation
Software, Inc.
(Information
Technology)*
(c)
(Cost $0)
03/40 —
Shares Dividend Rate Value
aa a
Investment Company – 1.1%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
62,266,133 3.519% 62,266,133
(Cost $62,266,133)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $4,076,747,507)
5,840,139,771
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 3.8%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
220,864,212 3.532% $ 220,864,212
(Cost $220,864,212)
TOTAL INVESTMENTS – 104.2%
(Cost $4,297,611,719)
$ 6,061,003,983
LIABILITIES IN EXCESS OF OTHER ASSETS
– (4.2)%
(245,688,994)
NET ASSETS – 100.0%
$ 5,815,314,989
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 25.8%
Industrials 17.6
Information Technology 9.5
Health Care 8.8
Consumer Discretionary 8.1
Consumer Staples 7.1
Materials 6.0
Energy 4.5
Utilities 3.6
Communication Services 3.2
Real Estate 1.2
Investment Company 1.0
Securities Lending Reinvestment Vehicle 3.6
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At May 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 242 06/19/26 $ 37,646,730 $ 678,563

GOLDMAN SACHS ACTIVEBETA
®
JAPAN EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.1%
Communication Services – 5.2%
2,720 Capcom Co. Ltd. (Japan) $ 51,533
16,940 KDDI Corp. (Japan) 291,414
1,045 Konami Group Corp. (Japan) 124,266
182,400 LY Corp. (Japan) 478,142
8,069 Nintendo Co. Ltd. (Japan) 362,317
411,079 NTT, Inc. (Japan) 386,056
362,720 SoftBank Corp. (Japan) 490,569
46,888 SoftBank Group Corp. (Japan) 2,206,407
4,390,704
Consumer Discretionary – 15.1%
45,308 Aisin Corp. (Japan) 686,920
17,200 Asics Corp. (Japan) 523,271
9,178 Bandai Namco Holdings, Inc.
(Japan) 209,920
15,682 Bridgestone Corp. (Japan) 339,174
5,008 Denso Corp. (Japan) 60,024
2,521 Fast Retailing Co. Ltd. (Japan) 1,303,813
43,936 Honda Motor Co. Ltd. (Japan) 400,886
2,620 Isuzu Motors Ltd. (Japan) 38,652
10,800 Nissan Motor Co. Ltd. (Japan)* 26,920
39,750 Pan Pacific International
Holdings Corp. (Japan) 219,288
28,965 Panasonic Holdings Corp.
(Japan) 673,224
63,500 Rakuten Group, Inc. (Japan)* 297,296
14,700 Ryohin Keikaku Co. Ltd. (Japan) 358,566
41,400 Sanrio Co. Ltd. (Japan) 222,669
15,314 Sekisui House Ltd. (Japan) 322,557
87,933 Sony Group Corp. (Japan) 1,902,389
22,240 Subaru Corp. (Japan) 341,165
18,252 Sumitomo Electric Industries
Ltd. (Japan) 1,442,939
40,044 Suzuki Motor Corp. (Japan) 496,431
133,679 Toyota Motor Corp. (Japan) 2,554,504
5,290 Zensho Holdings Co. Ltd.
(Japan) 267,574
12,688,182
Consumer Staples – 3.0%
19,758 Aeon Co. Ltd. (Japan) 172,707
8,204 Ajinomoto Co., Inc. (Japan) 265,513
35,229 Asahi Group Holdings Ltd.
(Japan) 337,153
12,541 Japan Tobacco, Inc. (Japan) 485,837
7,772 Kao Corp. (Japan) 298,547
16,614 Kirin Holdings Co. Ltd. (Japan) 283,719
19,041 Seven & i Holdings Co. Ltd.
(Japan) 222,418
17,065 Shiseido Co. Ltd. (Japan) 301,283
6,664 Suntory Beverage & Food Ltd.
(Japan) 181,220
2,548,397
Energy – 3.3%
155,595 ENEOS Holdings, Inc. (Japan) 1,276,018
124,392 Idemitsu Kosan Co. Ltd. (Japan) 1,092,796
19,608 Inpex Corp. (Japan) 443,917
2,812,731
Shares Description Value
Common Stocks – (continued)
Financials – 17.9%
5,448 Chiba Bank Ltd. (The) (Japan) $ 79,603
53,192 Daiichi Life Group, Inc. (Japan) 546,656
18,136 Daiwa Securities Group, Inc.
(Japan) 170,947
22,152 Japan Exchange Group, Inc.
(Japan) 271,490
14,289 Japan Post Bank Co. Ltd. (Japan) 275,476
33,844 Japan Post Holdings Co. Ltd.
(Japan) 439,659
78,182 Japan Post Insurance Co. Ltd.
(Japan) 702,062
61,389 Mitsubishi HC Capital, Inc.
(Japan) 501,902
170,032 Mitsubishi UFJ Financial Group,
Inc. (Japan) 3,203,254
37,686 Mizuho Financial Group, Inc.
(Japan) 1,703,315
23,550 MS&AD Insurance Group
Holdings, Inc. (Japan) 634,203
86,215 Nomura Holdings, Inc. (Japan) 695,937
14,057 ORIX Corp. (Japan) 550,748
16,785 Resona Holdings, Inc. (Japan) 215,045
30,208 SBI Holdings, Inc. (Japan) 552,204
20,118 Sompo Holdings, Inc. (Japan) 752,956
52,484 Sumitomo Mitsui Financial
Group, Inc. (Japan) 1,918,490
7,246 Sumitomo Mitsui Trust Group,
Inc. (Japan) 249,165
10,131 T&D Holdings, Inc. (Japan) 266,910
27,654 Tokio Marine Holdings, Inc.
(Japan) 1,235,301
12,436 Yokohama Financial Group, Inc.
(Japan) 126,829
15,092,152
Health Care – 4.8%
35,502 Astellas Pharma, Inc. (Japan) 509,147
6,162 Chugai Pharmaceutical Co. Ltd.
(Japan) 305,487
16,647 Daiichi Sankyo Co. Ltd. (Japan) 282,400
10,488 Eisai Co. Ltd. (Japan) 262,480
5,338 Hoya Corp. (Japan) 908,053
4,300 Kyowa Kirin Co. Ltd. (Japan) 67,664
23,601 Olympus Corp. (Japan) 264,713
7,276 Otsuka Holdings Co. Ltd. (Japan) 535,450
8,003 Shionogi & Co. Ltd. (Japan) 150,820
22,804 Takeda Pharmaceutical Co. Ltd.
(Japan) 733,155
3,478 Terumo Corp. (Japan) 52,457
4,071,826
Industrials – 25.2%
6,200 AGC, Inc. (Japan) 270,215
38,345 ANA Holdings, Inc. (Japan)
(a)
719,857
6,729 Central Japan Railway Co.
(Japan) 147,058
9,472 Dai Nippon Printing Co. Ltd.
(Japan) 164,848
2,896 Daifuku Co. Ltd. (Japan) 133,002
2,644 Daikin Industries Ltd. (Japan) 386,743
5,472 East Japan Railway Co. (Japan) 117,284

GOLDMAN SACHS ACTIVEBETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
6,200 Ebara Corp. (Japan) $ 221,337
9,087 FANUC Corp. (Japan) 450,497
2,028 Fuji Electric Co. Ltd. (Japan) 196,698
33,600 Fujikura Ltd. (Japan) 1,007,008
500 Furukawa Electric Co. Ltd.
(Japan) 163,515
7,938 Hankyu Hanshin Holdings, Inc.
(Japan) 233,518
538 Hikari Tsushin, Inc. (Japan) 123,525
73,293 Hitachi Ltd. (Japan) 2,378,489
15,700 IHI Corp. (Japan) 272,844
84,065 ITOCHU Corp. (Japan) 1,022,098
8,963 Kajima Corp. (Japan) 332,586
12,600 Kawasaki Heavy Industries Ltd.
(Japan) 248,296
9,361 Kawasaki Kisen Kaisha Ltd.
(Japan)
(a)
148,186
12,875 Komatsu Ltd. (Japan) 531,936
18,597 Kubota Corp. (Japan) 332,010
2,465 Makita Corp. (Japan) 85,692
25,263 Marubeni Corp. (Japan) 824,590
5,004 MINEBEA MITSUMI, Inc.
(Japan) 143,403
52,949 Mitsubishi Corp. (Japan) 1,684,696
30,401 Mitsubishi Electric Corp. (Japan) 1,252,401
50,881 Mitsubishi Heavy Industries Ltd.
(Japan) 1,216,490
35,750 Mitsui & Co. Ltd. (Japan) 1,187,999
5,256 NIDEC Corp. (Japan)* 92,184
8,368 Nippon Yusen KK (Japan)
(a)
279,284
9,423 Obayashi Corp. (Japan) 192,083
21,859 Recruit Holdings Co. Ltd.
(Japan) 1,451,408
5,934 Secom Co. Ltd. (Japan) 236,704
10,100 Shimizu Corp. (Japan) 170,131
319 SMC Corp. (Japan) 138,489
25,505 Sumitomo Corp. (Japan) 1,137,383
3,243 Taisei Corp. (Japan) 285,410
23,086 Toyota Tsusho Corp. (Japan) 1,005,000
13,848 West Japan Railway Co. (Japan) 228,654
21,213,551
Information Technology – 17.5%
14,983 Advantest Corp. (Japan) 2,463,126
13,829 Canon, Inc. (Japan) 367,291
1,716 Disco Corp. (Japan) 701,642
8,156 FUJIFILM Holdings Corp.
(Japan) 170,201
26,090 Fujitsu Ltd. (Japan) 551,989
3,600 Ibiden Co. Ltd. (Japan) 520,133
2,359 Keyence Corp. (Japan) 1,187,132
2,500 Kioxia Holdings Corp. (Japan)* 1,034,141
9,968 Kyocera Corp. (Japan) 218,095
2,348 Lasertec Corp. (Japan) 591,904
24,286 Murata Manufacturing Co. Ltd.
(Japan) 1,468,388
25,842 NEC Corp. (Japan) 666,058
1,693 Nomura Research Institute Ltd.
(Japan) 53,409
8,268 Otsuka Corp. (Japan) 150,049
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
25,783 Renesas Electronics Corp.
(Japan) $ 728,837
3,774 SCREEN Holdings Co. Ltd.
(Japan) 263,628
32,760 TDK Corp. (Japan) 845,393
7,351 Tokyo Electron Ltd. (Japan) 2,420,626
11,896 Yokogawa Electric Corp. (Japan) 373,716
14,775,758
Materials – 4.4%
21,506 Asahi Kasei Corp. (Japan) 241,417
40,661 JFE Holdings, Inc. (Japan)
(a)
434,349
6,700 JX Advanced Metals Corp.
(Japan) 165,364
142,408 Mitsubishi Chemical Group
Corp. (Japan) 1,026,082
600 Mitsui Kinzoku Co. Ltd. (Japan) 194,598
57,080 Nippon Steel Corp. (Japan)
(a)
203,163
9,475 Nitto Denko Corp. (Japan) 177,995
1,600 Resonac Holdings Corp. (Japan) 188,152
17,552 Shin-Etsu Chemical Co. Ltd.
(Japan) 855,383
3,800 Sumitomo Metal Mining Co. Ltd.
(Japan) 217,058
5,221 Toray Industries, Inc. (Japan) 39,094
3,742,655
Real Estate – 1.2%
5,695 Daito Trust Construction Co.
Ltd. (Japan) 113,478
6,823 Daiwa House Industry Co. Ltd.
(Japan) 185,758
14,439 Hulic Co. Ltd. (Japan) 154,104
8,897 Mitsubishi Estate Co. Ltd.
(Japan) 226,687
6,572 Mitsui Fudosan Co. Ltd. (Japan) 63,185
188 Nippon Building Fund, Inc. REIT
(Japan) 150,457
5,096 Sumitomo Realty &
Development Co. Ltd. (Japan) 118,989
1,012,658
Utilities – 1.5%
13,793 Chubu Electric Power Co., Inc.
(Japan) 253,436
12,928 Kansai Electric Power Co., Inc.
(The) (Japan)
(a)
189,669
10,357 Osaka Gas Co. Ltd. (Japan) 348,790
12,003 Tokyo Gas Co. Ltd. (Japan) 481,055
1,272,950
TOTAL COMMON STOCKS
(Cost $58,355,961)
83,621,564

GOLDMAN SACHS ACTIVEBETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
232,405 3.519% $ 232,405
(Cost $232,405)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $58,588,366)
83,853,969
a
Securities Lending Reinvestment Vehicle – 1.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,472,333 3.532% 1,472,333
(Cost $1,472,333)
TOTAL INVESTMENTS – 101.1%
(Cost $60,060,699)
$ 85,326,302
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.1)%
(946,639)
NET ASSETS – 100.0%
$ 84,379,663
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Topix Index Future 32 06/12/26 $ 796,432 $ 70,091

GOLDMAN SACHS ACTIVEBETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.9%
Communication Services – 10.6%
1,356,676 Alphabet, Inc., Class A $ 515,998,150
780,686 Alphabet, Inc., Class C 293,873,631
111,821 AST SpaceMobile, Inc.*
(a)
12,681,620
1,686,337 AT&T, Inc. 41,821,158
165,051 Charter Communications, Inc.,
Class A* 23,775,596
983,860 Comcast Corp., Class A 24,468,598
75,524 EchoStar Corp., Class A* 9,756,946
136,715 Electronic Arts, Inc. 27,578,150
492,231 Fox Corp., Class A 31,463,405
522,192 Fox Corp., Class B 29,968,599
76,785 Live Nation Entertainment, Inc.* 12,931,362
528,495 Meta Platforms, Inc., Class A 334,278,372
661,934 Netflix, Inc.* 56,939,563
372,400 Omnicom Group, Inc. 27,077,204
187,359 Reddit, Inc., Class A* 32,975,184
66,841 ROBLOX Corp., Class A* 3,151,553
78,390 Take-Two Interactive Software,
Inc.* 17,571,902
31,953 TKO Group Holdings, Inc. 6,556,116
34,792 T-Mobile US, Inc. 6,524,544
930,785 Verizon Communications, Inc. 44,500,831
341,367 Walt Disney Co. (The) 34,761,402
2,087,841 Warner Bros Discovery, Inc.* 56,392,585
1,645,046,471
Consumer Discretionary – 10.1%
33,180 Airbnb, Inc., Class A* 4,423,226
2,177,153 Amazon.com, Inc.* 589,224,688
5,895 AutoZone, Inc.* 17,302,945
301,120 Booking Holdings, Inc. 50,416,522
35,400 Burlington Stores, Inc.* 11,463,582
958,785 Carnival Corp. Ltd. 26,903,507
186,387 D.R. Horton, Inc. 27,415,664
46,688 Darden Restaurants, Inc. 9,520,150
138,426 eBay, Inc. 15,125,809
99,558 Expedia Group, Inc. 22,479,201
140,780 Flutter Entertainment PLC* 13,652,844
2,948,919 Ford Motor Co. 51,429,147
22,617 Garmin Ltd. 5,290,569
109,460 General Motors Co. 9,111,450
46,381 Hilton Worldwide Holdings, Inc. 15,197,198
191,037 Home Depot, Inc. (The) 60,585,474
82,279 Las Vegas Sands Corp. 4,160,849
173,046 Lowe’s Cos., Inc. 37,094,141
29,753 Marriott International, Inc.,
Class A 11,175,227
93,560 McDonald's Corp. 26,121,952
311,331 NIKE, Inc., Class B 14,392,832
2,258 NVR, Inc.* 13,784,638
374,635 O'Reilly Automotive, Inc.* 32,548,289
218,424 PulteGroup, Inc. 25,813,348
87,364 Ralph Lauren Corp. 31,791,760
73,897 Ross Stores, Inc. 17,124,152
68,353 Somnigroup International, Inc. 4,840,076
316,879 Tapestry, Inc. 46,093,219
457,634 Tesla, Inc.* 199,432,321
438,888 TJX Cos., Inc. (The) 67,917,918
188,656 Tractor Supply Co. 5,948,324
79,895 Ulta Beauty, Inc.* 40,654,571
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
52,915 Viking Holdings Ltd.* $ 4,874,001
183,629 Williams-Sonoma, Inc. 37,381,355
184,439 Yum! Brands, Inc. 27,287,750
1,577,978,699
Consumer Staples – 5.5%
407,452 Altria Group, Inc. 28,350,510
484,940 Archer-Daniels-Midland Co. 38,688,513
51,254 Bunge Global SA 6,319,618
20,046 Casey's General Stores, Inc. 15,378,088
163,660 Church & Dwight Co., Inc. 15,650,806
598,794 Coca-Cola Co. (The) 47,310,714
553,230 Colgate-Palmolive Co. 49,862,620
34,211 Constellation Brands, Inc., Class
A 4,749,171
90,546 Costco Wholesale Corp. 86,590,951
229,408 Dollar General Corp. 25,374,819
347,409 Dollar Tree, Inc.* 40,452,304
330,023 Estee Lauder Cos., Inc. (The),
Class A 29,355,546
290,804 General Mills, Inc. 9,832,083
52,721 Kimberly-Clark Corp. 5,145,569
1,224,977 Kraft Heinz Co. (The) 29,411,698
694,719 Kroger Co. (The) 43,176,786
295,958 Monster Beverage Corp.* 26,067,981
224,988 PepsiCo, Inc. 32,441,020
209,768 Philip Morris International, Inc. 37,208,648
326,594 Procter & Gamble Co. (The) 46,885,835
442,144 Sysco Corp. 33,518,937
208,918 Target Corp. 26,547,210
382,327 Tyson Foods, Inc., Class A 23,329,593
367,160 US Foods Holding Corp.* 30,052,046
1,136,015 Walmart, Inc. 131,493,736
863,194,802
Energy – 2.9%
142,013 Baker Hughes Co. 9,071,790
25,222 Cheniere Energy, Inc. 5,671,419
223,532 Chevron Corp. 40,785,649
140,077 ConocoPhillips 15,965,976
678,548 Devon Energy Corp. 30,188,601
23,346 Diamondback Energy, Inc. 4,470,292
80,384 EOG Resources, Inc. 10,721,618
286,396 EQT Corp. 15,731,732
165,005 Expand Energy Corp. 15,342,165
664,481 Exxon Mobil Corp. 96,522,510
503,065 Halliburton Co. 19,544,075
776,636 Kinder Morgan, Inc. 24,137,847
116,219 Marathon Petroleum Corp. 28,911,801
395,620 Occidental Petroleum Corp. 22,403,961
75,601 ONEOK, Inc. 6,345,948
56,725 Phillips 66 9,976,793
250,550 SLB Ltd. 13,667,502
42,677 Targa Resources Corp. 10,885,622
163,581 TechnipFMC PLC (United
Kingdom) 11,192,212
6,697 Texas Pacific Land Corp. 2,631,921
155,335 Valero Energy Corp. 38,029,115
223,808 Venture Global, Inc., Class A 2,694,648

GOLDMAN SACHS ACTIVEBETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
312,409 Williams Cos., Inc. (The) $ 22,302,879
457,196,076
Financials – 10.6%
124,368 Aflac, Inc. 13,981,451
95,818 Allstate Corp. (The) 19,747,132
97,927 American Express Co. 30,990,958
153,276 American International Group,
Inc. 11,377,677
79,834 Ameriprise Financial, Inc. 35,582,812
44,893 Aon PLC, Class A 14,188,882
34,495 Apollo Global Management, Inc. 4,439,851
130,094 Arch Capital Group Ltd.* 11,622,598
1,096,755 Bank of America Corp. 56,592,558
432,643 Bank of New York Mellon Corp.
(The) 60,323,413
277,720 Berkshire Hathaway, Inc., Class
B* 131,772,586
9,597 Blackrock, Inc. 10,046,907
77,148 Blackstone, Inc. 9,024,002
114,572 Block, Inc.* 8,675,392
93,087 Capital One Financial Corp. 17,493,840
46,908 Cboe Global Markets, Inc. 15,646,632
144,359 Charles Schwab Corp. (The) 12,609,759
78,386 Chubb Ltd. 24,435,268
117,021 Cincinnati Financial Corp. 18,421,446
439,309 Citigroup, Inc. 55,309,003
244,019 Citizens Financial Group, Inc. 15,192,623
74,046 CME Group, Inc. 20,254,543
174,271 Fifth Third Bancorp 8,701,351
5,115 First Citizens BancShares, Inc.,
Class A 10,181,459
365,366 Fiserv, Inc.* 20,665,101
193,505 Global Payments, Inc. 14,611,563
209,588 Hartford Insurance Group, Inc.
(The) 26,644,922
419,268 Huntington Bancshares, Inc. 6,859,224
50,822 Interactive Brokers Group, Inc.,
Class A 4,419,989
78,153 Intercontinental Exchange, Inc. 11,554,921
573,266 JPMorgan Chase & Co. 171,584,246
461,766 KeyCorp 9,849,469
325,245 Loews Corp. 33,679,120
68,965 M&T Bank Corp. 14,904,026
12,171 Markel Group, Inc.* 22,097,546
55,819 Marsh & McLennan Cos., Inc. 8,929,365
191,463 Mastercard, Inc., Class A 94,578,893
164,576 MetLife, Inc. 13,608,789
79,325 Moody's Corp. 35,954,056
253,637 Morgan Stanley 52,756,496
93,748 Nasdaq, Inc. 8,673,565
202,051 Northern Trust Corp. 33,429,338
390,405 PayPal Holdings, Inc. 17,470,624
65,491 PNC Financial Services Group,
Inc. (The) 14,481,370
189,837 Principal Financial Group, Inc. 19,670,910
90,920 Progressive Corp. (The) 17,311,168
183,038 Prudential Financial, Inc. 18,420,944
123,156 Raymond James Financial, Inc. 17,661,802
426,286 Regions Financial Corp. 11,936,008
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
45,275 Robinhood Markets, Inc., Class
A* $ 4,269,433
321,523 State Street Corp. 50,041,840
462,535 Synchrony Financial 33,043,500
230,071 T. Rowe Price Group, Inc. 24,049,322
72,994 Travelers Cos., Inc. (The) 21,306,219
241,721 Truist Financial Corp. 11,653,369
369,171 US Bancorp 20,249,029
334,200 Visa, Inc., Class A 109,069,512
149,964 W R Berkley Corp. 9,528,713
442,373 Wells Fargo & Co. 34,301,602
16,588 Willis Towers Watson PLC 4,141,526
1,640,019,663
Health Care – 8.4%
148,209 Abbott Laboratories 12,686,690
271,142 AbbVie, Inc. 59,033,036
92,780 Agilent Technologies, Inc. 12,574,473
88,082 Alnylam Pharmaceuticals, Inc.* 26,599,002
42,486 Amgen, Inc. 14,308,860
24,408 Becton Dickinson & Co. 3,590,905
183,560 Biogen, Inc.* 35,977,760
113,216 Boston Scientific Corp.* 5,469,465
515,659 Bristol-Myers Squibb Co. 29,485,382
86,726 Cardinal Health, Inc. 17,067,677
52,511 Cencora, Inc. 14,144,363
425,518 Centene Corp.* 25,360,873
81,230 Cigna Group (The) 22,533,202
332,836 CVS Health Corp. 30,281,419
65,271 Danaher Corp. 11,923,054
87,081 Dexcom, Inc.* 6,421,353
177,837 Edwards Lifesciences Corp.* 15,377,565
43,556 Elevance Health, Inc. 17,125,784
164,412 Eli Lilly & Co. 181,675,260
92,460 GE HealthCare Technologies,
Inc. 5,763,956
260,082 Gilead Sciences, Inc. 34,962,823
20,725 HCA Healthcare, Inc. 7,845,241
55,850 Humana, Inc. 17,057,707
78,099 IDEXX Laboratories, Inc.* 44,011,129
95,662 Illumina, Inc.* 15,589,079
312,069 Incyte Corp.* 30,189,555
75,524 Insmed, Inc.* 8,074,271
26,318 Intuitive Surgical, Inc.* 11,175,676
122,318 IQVIA Holdings, Inc.* 22,287,563
501,997 Johnson & Johnson 113,114,984
86,818 Labcorp Holdings, Inc. 22,577,889
16,985 McKesson Corp. 12,610,343
248,108 Medtronic PLC 18,312,851
421,115 Merck & Co., Inc. 49,994,773
35,732 Mettler-Toledo International,
Inc.* 42,184,485
178,926 Natera, Inc.* 39,966,701
430,167 Pfizer, Inc. 11,261,772
138,014 Quest Diagnostics, Inc. 26,898,929
26,311 Regeneron Pharmaceuticals, Inc. 16,175,477
77,866 ResMed, Inc. 14,838,924
70,287 REVOLUTION Medicines, Inc.* 11,068,797
595,516 Royalty Pharma PLC, Class A 33,205,972
94,672 STERIS PLC 20,139,575

GOLDMAN SACHS ACTIVEBETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
62,489 Stryker Corp. $ 19,064,769
73,664 Tenet Healthcare Corp.* 12,914,772
35,643 Thermo Fisher Scientific, Inc. 17,554,534
14,884 United Therapeutics Corp.* 8,287,709
112,398 UnitedHealth Group, Inc. 42,746,083
26,414 Vertex Pharmaceuticals, Inc.* 11,821,322
9,608 Waters Corp.* 3,685,341
155,905 Zimmer Biomet Holdings, Inc. 12,835,659
118,877 Zoetis, Inc. 9,235,554
1,309,090,338
Industrials – 8.8%
36,836 3M Co. 5,640,697
65,821 AerCap Holdings NV (Ireland) 9,174,789
87,509 AMETEK, Inc. 19,763,908
171,713 API Group Corp.* 7,040,233
45,863 ATI, Inc.* 8,033,363
37,661 Automatic Data Processing, Inc. 8,354,716
69,357 Bloom Energy Corp., Class A* 19,766,745
25,203 Boeing Co. (The)* 5,825,673
90,985 Broadridge Financial Solutions,
Inc. 13,986,214
27,770 BWX Technologies, Inc. 5,439,588
106,978 C.H. Robinson Worldwide, Inc. 19,111,620
8,110 Carpenter Technology Corp. 3,803,428
108,185 Carrier Global Corp. 6,909,776
69,125 Caterpillar, Inc. 60,544,514
227,811 Cintas Corp. 39,014,912
10,150 Comfort Systems USA, Inc. 18,556,332
206,001 CSX Corp. 9,323,605
24,798 Cummins, Inc. 16,035,131
19,545 Curtiss-Wright Corp. 14,612,037
8,324 Deere & Co. 4,513,106
423,623 Delta Air Lines, Inc. 34,940,425
94,378 Dover Corp. 19,947,734
15,297 Eaton Corp. PLC 6,127,978
36,687 EMCOR Group, Inc. 30,333,545
61,554 Emerson Electric Co. 8,852,696
61,248 Expeditors International of
Washington, Inc. 9,676,572
1,022,529 Fastenal Co. 45,195,782
62,612 FedEx Corp. 25,780,491
115,867 Ferguson Enterprises, Inc. 26,182,466
556,426 Fortive Corp. 32,450,764
25,417 FTAI Aviation Ltd. 6,617,062
40,304 GE Vernova, Inc. 39,027,169
83,284 General Dynamics Corp. 28,884,557
142,667 General Electric Co. 46,189,868
61,091 Honeywell International, Inc. 14,531,105
68,392 Howmet Aerospace, Inc. 17,662,234
23,010 Hubbell, Inc. 10,897,766
93,285 Illinois Tool Works, Inc. 23,067,515
194,440 Ingersoll Rand, Inc. 13,929,682
20,061 ITT, Inc. 3,911,895
28,267 J.B. Hunt Transport Services, Inc. 7,813,847
145,792 Johnson Controls International
PLC 19,544,876
87,749 L3Harris Technologies, Inc. 27,656,730
112,528 Leidos Holdings, Inc. 14,381,078
26,758 Lennox International, Inc. 13,436,797
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
30,035 Lockheed Martin Corp. $ 15,932,066
28,836 MasTec, Inc.* 10,910,677
41,443 Norfolk Southern Corp. 12,638,457
27,541 Northrop Grumman Corp. 15,524,311
26,846 nVent Electric PLC 4,483,014
157,048 Otis Worldwide Corp. 11,125,280
84,590 PACCAR, Inc. 9,336,198
21,700 Parker-Hannifin Corp. 18,328,471
32,874 Paychex, Inc. 3,188,121
26,047 Quanta Services, Inc. 18,538,431
85,114 Republic Services, Inc. 17,060,250
138,170 Rocket Lab Corp.* 19,824,632
14,101 Rockwell Automation, Inc. 6,360,397
744,182 Rollins, Inc. 35,423,063
205,279 RTX Corp. 36,880,425
75,631 Snap-on, Inc. 28,074,984
452,012 SS&C Technologies Holdings,
Inc. 30,519,850
62,734 Symbotic, Inc.* 2,912,426
31,466 Trane Technologies PLC 14,200,606
2,564 TransDigm Group, Inc. 3,226,333
174,853 Uber Technologies, Inc.* 12,309,651
26,758 Union Pacific Corp. 7,027,721
312,077 United Airlines Holdings, Inc.* 35,826,440
279,523 Veralto Corp. 22,985,176
25,982 Verisk Analytics, Inc. 4,546,590
44,721 Vertiv Holdings Co., Class A 14,118,867
48,996 W.W. Grainger, Inc. 60,472,823
74,457 Waste Management, Inc. 15,744,677
112,257 Westinghouse Air Brake
Technologies Corp. 29,317,038
25,038 Woodward, Inc. 8,764,051
13,501 XPO, Inc.* 2,892,589
127,091 Xylem, Inc. 13,921,548
1,364,906,184
Information Technology – 38.2%
136,004 Accenture PLC, Class A 25,442,268
182,387 Adobe, Inc.* 47,276,534
205,015 Advanced Micro Devices, Inc.* 105,808,241
237,935 Amphenol Corp., Class A 35,395,211
55,968 Analog Devices, Inc. 23,162,357
3,496,241 Apple, Inc. 1,091,036,966
193,470 Applied Materials, Inc. 87,073,108
119,225 AppLovin Corp., Class A* 73,095,655
103,699 Arista Networks, Inc.* 16,536,880
20,367 Astera Labs, Inc.* 6,982,826
439,030 Atlassian Corp., Class A* 47,244,018
122,083 Autodesk, Inc.* 28,239,019
990,236 Broadcom, Inc. 442,407,738
48,965 Cadence Design Systems, Inc.* 18,358,447
164,546 CDW Corp. 20,642,296
45,149 Ciena Corp.* 26,196,804
760,943 Cisco Systems, Inc. 91,632,756
36,617 Cloudflare, Inc., Class A* 8,854,723
534,593 Cognizant Technology Solutions
Corp., Class A 29,806,233
38,566 Coherent Corp.* 13,940,452
207,857 Corning, Inc. 37,655,374

GOLDMAN SACHS ACTIVEBETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
18,479 Crowdstrike Holdings, Inc.,
Class A* $ 13,508,149
48,446 Dell Technologies, Inc., Class C 20,391,406
42,551 Entegris, Inc. 5,905,653
433,690 Everpure, Inc., Class A* 34,482,692
7,003 Fabrinet (Thailand)* 4,581,082
36,954 Fair Isaac Corp.* 46,214,303
123,061 First Solar, Inc.* 37,753,884
299,727 Fortinet, Inc.* 41,353,334
828,200 Hewlett Packard Enterprise Co. 35,645,728
818,047 HP, Inc. 22,119,991
538,207 Intel Corp.* 61,721,579
157,169 International Business Machines
Corp. 46,804,928
41,218 Intuit, Inc. 13,665,004
93,591 Jabil, Inc. 34,119,535
59,731 Keysight Technologies, Inc.* 20,208,789
33,619 KLA Corp. 64,605,968
346,807 Lam Research Corp. 110,347,051
20,686 Lumentum Holdings, Inc.* 17,685,703
14,192 MACOM Technology Solutions
Holdings, Inc.* 5,174,971
76,898 Marvell Technology, Inc. 15,764,090
31,961 Microchip Technology, Inc. 3,025,109
175,958 Micron Technology, Inc. 170,855,218
1,685,856 Microsoft Corp. 759,039,805
30,089 MKS, Inc. 9,756,659
20,649 MongoDB, Inc.* 6,928,772
4,313 Monolithic Power Systems, Inc. 6,755,064
44,236 Motorola Solutions, Inc. 17,839,494
246,110 NetApp, Inc. 42,894,512
5,810,806 NVIDIA Corp. 1,226,893,579
22,601 NXP Semiconductors NV
(Netherlands) 7,262,831
474,766 ON Semiconductor Corp.* 57,266,275
106,760 Oracle Corp. 24,104,273
349,827 Palantir Technologies, Inc., Class
A* 54,761,919
30,468 Palo Alto Networks, Inc.* 8,582,531
84,044 PTC, Inc.* 11,659,424
132,291 Qnity Electronics, Inc. 20,637,396
321,238 QUALCOMM, Inc. 80,637,163
80,736 Roper Technologies, Inc. 26,281,990
162,728 Salesforce, Inc. 31,097,321
25,172 Sandisk Corp.* 42,666,037
69,626 Seagate Technology Holdings
PLC 61,256,955
133,025 ServiceNow, Inc.* 16,544,319
325,184 Super Micro Computer, Inc.* 14,987,731
7,166 Synopsys, Inc.* 3,408,293
123,191 TE Connectivity PLC
(Switzerland) 26,290,191
50,773 Teledyne Technologies, Inc.* 31,470,629
58,016 Teradyne, Inc. 21,715,969
72,140 Texas Instruments, Inc. 22,051,755
340,926 Trimble, Inc.* 19,231,636
82,744 Twilio, Inc., Class A* 15,774,316
19,854 Ubiquiti, Inc. 11,591,956
230,798 VeriSign, Inc. 65,865,133
165,952 Western Digital Corp. 88,155,362
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
70,974 Workday, Inc., Class A* $ 10,375,689
167,270 Zoom Communications, Inc.* 16,992,959
5,963,500,011
Materials – 1.6%
42,964 Albemarle Corp. 7,579,709
58,165 CF Industries Holdings, Inc. 6,534,838
314,974 Coeur Mining, Inc. 6,085,298
258,248 Corteva, Inc. 20,215,653
102,973 CRH PLC 11,202,433
73,347 Dow, Inc. 2,475,461
308,659 DuPont de Nemours, Inc. 14,945,269
77,648 Ecolab, Inc. 19,877,888
142,491 Freeport-McMoRan, Inc. 9,363,083
370,253 International Paper Co. 12,392,368
59,803 Linde PLC 29,763,355
39,816 LyondellBasell Industries NV,
Class A 2,653,736
24,573 Martin Marietta Materials, Inc. 14,292,640
264,758 Newmont Corp. 29,073,076
13,184 Nucor Corp. 3,296,000
51,047 Packaging Corp. of America 11,174,699
71,742 PPG Industries, Inc. 8,105,411
15,144 Royal Gold, Inc. 3,399,525
41,333 Sherwin-Williams Co. (The) 12,558,619
37,964 Southern Copper Corp. (Mexico) 7,262,513
16,275 Steel Dynamics, Inc. 4,233,941
40,789 Vulcan Materials Co. 11,540,024
248,025,539
Real Estate – 1.1%
95,814 AvalonBay Communities, Inc.
REIT 17,487,013
40,729 CBRE Group, Inc., Class A* 5,092,754
16,809 Digital Realty Trust, Inc. REIT 3,193,710
3,007 Equinix, Inc. REIT 3,211,596
218,784 Equity Residential REIT 14,319,413
47,086 Essex Property Trust, Inc. REIT 12,837,527
567,158 Invitation Homes, Inc. REIT 16,589,372
43,262 Prologis, Inc. REIT 6,206,799
12,650 Public Storage REIT 3,841,679
293,635 Realty Income Corp. REIT 17,993,953
29,516 Simon Property Group, Inc.
REIT 6,048,124
325,521 UDR, Inc. REIT 12,011,725
162,648 Ventas, Inc. REIT 13,730,744
774,778 VICI Properties, Inc. REIT 21,864,235
86,565 Welltower, Inc. REIT 17,774,391
172,203,035
Utilities – 2.1%
231,436 Alliant Energy Corp. 16,573,132
119,558 Ameren Corp. 12,908,677
92,204 American Electric Power Co.,
Inc. 11,679,481
96,147 Atmos Energy Corp. 16,261,342
350,597 CenterPoint Energy, Inc. 14,816,229
120,368 CMS Energy Corp. 8,735,106
72,063 Consolidated Edison, Inc. 7,612,015
10,311 Constellation Energy Corp. 2,966,990
98,187 Dominion Energy, Inc. 6,572,638

GOLDMAN SACHS ACTIVEBETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
83,192 DTE Energy Co. $ 11,885,641
136,790 Duke Energy Corp. 16,788,237
129,154 Edison International 9,033,031
131,994 Entergy Corp. 14,393,946
219,657 Evergy, Inc. 18,020,660
113,465 Eversource Energy 7,746,255
230,096 Exelon Corp. 10,501,581
297,710 FirstEnergy Corp. 13,810,767
184,106 NextEra Energy, Inc. 16,019,063
368,675 NiSource, Inc. 17,040,158
124,532 NRG Energy, Inc. 16,697,251
385,817 PG&E Corp. 6,304,250
297,276 PPL Corp. 10,520,598
82,388 Public Service Enterprise Group,
Inc. 6,479,816
116,138 Sempra 10,351,380
143,164 Southern Co. (The) 13,178,246
57,388 Vistra Corp. 9,195,279
108,322 WEC Energy Group, Inc. 12,029,158
104,254 Xcel Energy, Inc. 8,288,193
326,409,120
TOTAL COMMON STOCKS
(Cost $9,059,850,183)
15,567,569,938
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
10,904,084 3.519% 10,904,084
(Cost $10,904,084)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $9,070,754,267)
15,578,474,022
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5,756,426 3.532% 5,756,426
(Cost $5,756,426)
TOTAL INVESTMENTS – 100.0%
(Cost $9,076,510,693)
$ 15,584,230,448
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
5,740,527
NET ASSETS – 100.0%
$ 15,589,970,975
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 98.4%
Communication Services – 3.1%
29,772 AMC Global Media, Inc.* $ 289,384
51,121 Angi, Inc.* 299,569
4,117 Atlanta Braves Holdings, Inc.,
Class A* 220,671
7,538 Atlanta Braves Holdings, Inc.,
Class C* 373,885
37,110 Bandwidth, Inc., Class A* 2,411,037
16,173 Boston Omaha Corp., Class A*
(a)
208,308
58,556 Bumble, Inc., Class A* 185,623
2,086 Cable One, Inc.* 109,619
59,412 Cargurus, Inc.* 1,774,042
78,943 Cars.com, Inc.* 811,534
12,465 Cinemark Holdings, Inc. 349,020
49,111 CuriosityStream, Inc. 140,458
20,257 EchoStar Corp., Class A* 2,617,002
42,069 EverQuote, Inc., Class A* 809,408
94,237 EW Scripps Co. (The), Class A* 319,463
28,877 Getty Images Holdings, Inc.*
(a)
30,032
8,256 Globalstar, Inc.* 695,238
64,011 Gogo, Inc.* 292,530
96,220 Gray Media, Inc. 385,842
16,788 Grindr, Inc. (Singapore)* 209,850
17,930 Ibotta, Inc., Class A*
(a)
614,103
22,684 IDT Corp., Class B 1,251,249
14,537 IMAX Corp.* 576,828
19,265 John Wiley & Sons, Inc., Class A 810,671
35,764 Liberty Latin America Ltd., Class
A (Puerto Rico)* 288,615
53,288 Liberty Latin America Ltd., Class
C (Puerto Rico)* 436,962
188,677 Lumen Technologies, Inc.* 2,073,560
15,331 Madison Square Garden
Entertainment Corp.* 1,081,295
18,315 Magnite, Inc.* 262,454
18,247 Marcus Corp. (The) 345,051
42,181 MediaAlpha, Inc., Class A* 375,411
186,019 Nextdoor Holdings, Inc.* 392,500
34,958 Nexxen International Ltd.
(Israel)* 293,647
45,800 Playtika Holding Corp. 172,666
33,033 QuinStreet, Inc.* 413,573
18,202 Scholastic Corp. 737,181
35,744 Shutterstock, Inc. 532,228
6,104 Sphere Entertainment Co.* 845,282
16,975 Spok Holdings, Inc. 179,765
45,217 Stagwell, Inc.* 316,971
24,154 Telephone and Data Systems,
Inc. 944,663
64,059 TripAdvisor, Inc.* 716,180
28,531 Uniti Group, Inc.* 320,118
173,122 USA TODAY Co., Inc.* 1,352,083
23,293 Webtoon Entertainment, Inc.
(South Korea)*
(a)
286,271
69,219 Yelp, Inc.* 1,578,193
15,221 Ziff Davis, Inc.* 686,011
30,416,046
Consumer Discretionary – 9.8%
4,459 1-800-Flowers.com, Inc., Class
A*
(a)
20,378
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
18,812 Abercrombie & Fitch Co., Class
A* $ 1,452,663
9,099 Academy Sports & Outdoors,
Inc. 480,427
19,142 Accel Entertainment, Inc.* 227,598
11,799 Acushnet Holdings Corp. 1,047,515
37,473 Adient PLC* 856,633
46,514 American Eagle Outfitters, Inc. 734,921
11,038 American Outdoor Brands, Inc.* 111,870
25,102 American Public Education,
Inc.* 1,241,796
45,804 Arko Corp. 355,439
4,371 Asbury Automotive Group, Inc.* 820,480
12,579 Bassett Furniture Industries, Inc. 188,182
22,473 Beazer Homes USA, Inc.* 570,589
100,580 Bed Bath & Beyond, Inc.*
(a)
616,555
783 Biglari Holdings, Inc., Class B* 227,446
13,359 BJ's Restaurants, Inc.* 628,541
71,657 Bloomin' Brands, Inc. 604,785
4,356 Boot Barn Holdings, Inc.* 739,954
17,248 Brightstar Lottery PLC 193,695
9,310 Brinker International, Inc.* 1,325,558
25,805 Buckle, Inc. (The) 1,183,675
17,717 Build-A-Bear Workshop, Inc. 659,250
45,954 Caleres, Inc. 669,090
45,100 Callaway Golf Co.* 694,540
36,570 Capri Holdings Ltd.* 676,911
13,209 Carriage Services, Inc. 544,079
17,752 Carter's, Inc. 685,050
1,904 Cavco Industries, Inc.* 1,021,534
8,012 Century Communities, Inc. 423,194
7,304 Champion Homes, Inc.* 537,794
13,191 Cheesecake Factory, Inc. (The) 871,134
6,557 Citi Trends, Inc.* 301,688
129,527 Coursera, Inc.* 698,151
9,365 Covista, Inc.* 1,103,197
62,021 Cricut, Inc., Class A 257,387
46,321 Dana, Inc. 1,640,227
112,942 Dauch Corp.* 749,935
13,650 Dine Brands Global, Inc. 428,337
4,896 Dorman Products, Inc.* 606,712
34,100 El Pollo Loco Holdings, Inc.* 507,067
24,774 Ethan Allen Interiors, Inc. 510,840
160,331 EVgo, Inc.* 355,935
121,950 Figs, Inc., Class A* 1,434,132
20,029 Fox Factory Holding Corp.* 361,323
26,834 Frontdoor, Inc.* 1,665,586
50,077 Funko, Inc., Class A* 284,437
38,298 Garrett Motion, Inc.
(Switzerland) 1,254,642
13,560 Genesco, Inc.* 520,297
39,971 Genius Sports Ltd. (United
Kingdom)* 234,230
19,225 Gentherm, Inc.* 666,915
14,124 GigaCloud Technology, Inc.,
Class A* 509,029
22,991 G-III Apparel Group Ltd. 743,299
11,515 Gold.com, Inc. 487,200
1,238 Graham Holdings Co., Class B 1,358,445
8,371 Green Brick Partners, Inc.* 563,033

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
3,415 Group 1 Automotive, Inc. $ 1,080,301
33,538 Groupon, Inc.*
(a)
678,474
20,207 Haverty Furniture Cos., Inc. 468,600
23,150 Helen of Troy Ltd.* 628,291
17,717 Hilton Grand Vacations, Inc.* 921,638
3,594 Hovnanian Enterprises, Inc.,
Class A* 396,634
34,082 Inspired Entertainment, Inc.* 262,431
5,712 Installed Building Products, Inc. 1,199,406
12,697 JAKKS Pacific, Inc. 280,477
8,536 Johnson Outdoors, Inc., Class A 382,071
13,786 KB Home 673,584
36,160 Kohl's Corp. 519,258
17,084 Kontoor Brands, Inc. 1,226,119
3,865 Lakeland Industries, Inc.
(a)
41,819
29,658 Latham Group, Inc.* 156,594
37,451 Laureate Education, Inc.* 1,198,057
19,708 La-Z-Boy, Inc. 740,627
8,225 LCI Industries 896,689
37,959 Leggett & Platt, Inc. 389,839
18,009 Life Time Group Holdings, Inc.* 595,738
39,070 Lincoln Educational Services
Corp.* 1,809,722
24,190 Lindblad Expeditions Holdings,
Inc.* 555,161
19,511 Lovesac Co. (The)* 300,079
6,157 M/I Homes, Inc.* 810,384
23,877 Malibu Boats, Inc., Class A* 655,662
14,818 MarineMax, Inc.* 510,332
4,269 Marriott Vacations Worldwide
Corp. 362,353
22,346 MasterCraft Boat Holdings, Inc.* 520,438
12,586 Matthews International Corp.,
Class A 334,032
9,306 Meritage Homes Corp. 607,123
1,903 Monarch Casino & Resort, Inc. 228,855
11,054 Monro, Inc. 181,838
19,477 Motorcar Parts of America, Inc.* 215,416
20,729 Movado Group, Inc. 793,506
3,635 Nathan's Famous, Inc. 366,771
46,417 National Vision Holdings, Inc.* 777,485
24,526 OneSpaWorld Holdings Ltd.
(Bahamas) 582,492
19,187 Oxford Industries, Inc. 856,124
12,683 Patrick Industries, Inc. 1,148,065
220,832 Peloton Interactive, Inc., Class
A* 1,413,325
29,672 Perdoceo Education Corp. 960,779
68,978 Petco Health & Wellness Co.,
Inc.* 207,624
17,895 Phinia, Inc. 1,382,568
9,645 Polaris, Inc. 680,648
7,878 Pursuit Attractions and
Hospitality, Inc.* 352,698
11,919 RCI Hospitality Holdings, Inc. 302,385
140,894 RealReal, Inc. (The)* 1,358,218
6,973 Red Rock Resorts, Inc., Class A 407,084
47,376 Revolve Group, Inc.* 928,570
77,934 Rush Street Interactive, Inc.* 1,974,848
95,491 Sally Beauty Holdings, Inc.* 1,268,120
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
23,670 Savers Value Village, Inc.*
(a)
$ 211,847
1,880 Shake Shack, Inc., Class A* 120,903
19,835 Shoe Carnival, Inc. 351,079
15,035 Signet Jewelers Ltd. 1,313,909
166,423 Solid Power, Inc.* 550,860
6,273 Sonic Automotive, Inc., Class A 518,275
98,032 Sonos, Inc.* 1,546,945
14,503 Standard Motor Products, Inc. 568,373
30,765 Steven Madden Ltd. 1,336,432
137,872 Stitch Fix, Inc., Class A* 490,824
3,023 Strategic Education, Inc. 232,015
5,946 Strattec Security Corp.* 475,442
13,615 Stride, Inc.* 1,257,754
4,366 Sturm Ruger & Co., Inc. 170,667
45,776 Super Group SGHC Ltd.
(Guernsey) 569,911
7,401 Superior Group of Cos., Inc. 94,659
28,666 Target Hospitality Corp.* 497,642
20,400 Taylor Morrison Home Corp.* 1,193,400
143,806 ThredUp, Inc., Class A* 668,698
5,310 United Parks & Resorts, Inc.* 213,090
26,865 Universal Technical Institute,
Inc.* 1,005,020
77,015 Upbound Group, Inc. 1,479,458
14,310 Urban Outfitters, Inc.* 1,039,622
31,460 Victoria's Secret & Co.* 1,730,300
9,181 Visteon Corp. 1,086,020
39,910 Warby Parker, Inc., Class A* 978,593
3,549 Winmark Corp. 1,343,545
12,676 Winnebago Industries, Inc. 376,350
32,867 Wolverine World Wide, Inc. 576,816
19,073 XPEL, Inc.* 872,018
17,536 Zumiez, Inc.* 431,912
96,545,051
Consumer Staples – 2.7%
9,020 Andersons, Inc. (The) 636,722
37,652 B&G Foods, Inc. 153,997
18,533 Cal-Maine Foods, Inc. 1,384,786
8,428 Central Garden & Pet Co.*
(a)
324,309
16,631 Central Garden & Pet Co., Class
A* 567,616
22,659 Chefs' Warehouse, Inc. (The)* 1,734,320
23,702 Dole PLC 331,591
20,763 Fresh Del Monte Produce, Inc. 667,323
34,013 Grocery Outlet Holding Corp.* 289,451
102,277 Hain Celestial Group, Inc. (The)* 81,075
148,990 Herbalife Ltd.* 1,781,920
124,675 Honest Co., Inc. (The)*
(a)
436,362
15,317 Ingles Markets, Inc., Class A 1,354,942
11,853 Interparfums, Inc. 1,118,568
2,083 J & J Snack Foods Corp. 158,558
731 John B Sanfilippo & Son, Inc. 54,759
16,349 Lifevantage Corp.
(a)
128,667
48,773 Mama's Creations, Inc.* 673,067
2,248 Marzetti Company (The) 251,641
9,249 Medifast, Inc.* 115,890
14,358 MGP Ingredients, Inc.
(a)
253,419
15,300 Mission Produce, Inc.* 170,442
26,644 National Beverage Corp.* 985,561

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
16,216 Natural Grocers by Vitamin
Cottage, Inc.
(a)
$ 476,102
72,556 Niagen Bioscience, Inc.* 280,066
63,063 Nu Skin Enterprises, Inc., Class
A 365,135
9,741 PriceSmart, Inc. 1,655,873
4,685 Seneca Foods Corp., Class A* 673,656
17,574 Simply Good Foods Co. (The)* 202,452
132,145 SkinHealth Systems, Inc.* 102,254
9,858 Spectrum Brands Holdings, Inc. 775,726
8,299 Turning Point Brands, Inc. 704,834
55,828 United Natural Foods, Inc.* 2,866,768
8,438 Universal Corp. 437,679
15,259 USANA Health Sciences, Inc.* 279,240
13,185 Village Super Market, Inc.,
Class A 612,575
9,934 Vita Coco Co., Inc. (The)* 746,341
35,784 Vital Farms, Inc.*
(a)
358,198
6,675 WD-40 Co. 1,334,800
13,516 Weis Markets, Inc. 986,262
26,512,947
Energy – 4.3%
26,180 Archrock, Inc. 876,768
26,625 Ardmore Shipping Corp.
(Ireland) 428,130
69,492 Borr Drilling Ltd. (Mexico)* 348,155
13,597 Bristow Group, Inc. 566,179
11,289 Cactus, Inc., Class A 655,214
20,425 California Resources Corp. 1,210,998
10,920 Calumet, Inc.* 387,332
3,358 Centrus Energy Corp., Class A* 612,734
192,284 Clean Energy Fuels Corp.* 392,259
34,124 CNX Resources Corp.* 1,149,638
21,125 Core Laboratories, Inc. 288,779
4,857 Core Natural Resources, Inc. 429,553
12,894 Delek US Holdings, Inc. 573,912
38,859 DHT Holdings, Inc. 634,179
7,258 Dorian LPG Ltd. 291,917
40,599 Energy Fuels, Inc.* 739,714
9,707 Energy Services of America
Corp. 144,925
12,783 Epsilon Energy Ltd. 72,352
38,281 Evolution Petroleum Corp. 162,311
5,028 Excelerate Energy, Inc., Class A 165,622
15,748 FLEX LNG Ltd. (Norway)*
(a)
468,818
4,035 Forum Energy Technologies,
Inc.* 202,638
8,961 Golar LNG Ltd. (Cameroon) 445,810
39,452 Granite Ridge Resources, Inc. 191,737
22,173 Green Plains, Inc.* 347,451
4,084 Gulfport Energy Corp.* 688,522
102,520 Helix Energy Solutions Group,
Inc.* 958,562
16,857 Helmerich & Payne, Inc. 643,095
9,692 Innovex International, Inc.* 258,873
8,731 International Seaways, Inc. 673,946
16,136 Kodiak Gas Services, Inc. 1,078,692
35,634 Liberty Energy, Inc. 1,042,651
16,426 Lightbridge Corp.*
(a)
188,570
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
48,597 Magnolia Oil & Gas Corp.,
Class A $ 1,329,614
19,082 Murphy Oil Corp. 690,578
2,280 Nabors Industries Ltd.* 211,196
5,279 NACCO Industries, Inc., Class A 267,117
35,851 National Energy Services
Reunited Corp.* 872,972
14,380 Natural Gas Services Group, Inc. 565,134
24,225 Navigator Holdings Ltd. 525,682
20,353 Noble Corp. PLC 946,007
115,012 Nordic American Tankers Ltd. 592,312
8,114 Northern Oil & Gas, Inc. 176,642
22,580 Oceaneering International, Inc.* 863,233
79,300 Oil States International, Inc.* 674,050
21,126 Par Pacific Holdings, Inc.* 1,186,436
94,767 Patterson-UTI Energy, Inc. 1,062,338
9,079 PBF Energy, Inc., Class A 369,515
23,707 Peabody Energy Corp. 641,274
59,768 ProPetro Holding Corp.* 912,060
20,472 REX American Resources Corp.* 957,271
13,031 Riley Exploration Permian, Inc. 433,411
60,162 RPC, Inc. 398,272
26,487 SandRidge Energy, Inc. 388,564
12,148 Scorpio Tankers, Inc. (Monaco) 905,147
11,263 Seadrill Ltd. (Norway)* 531,276
17,765 Select Water Solutions, Inc. 318,526
40,038 SFL Corp. Ltd. (Norway) 442,020
14,687 SM Energy Co. 451,038
14,634 Solaris Oilfield Infrastructure,
Inc. 1,017,648
42,231 Talos Energy, Inc.* 619,529
61,764 Teekay Corp. Ltd. (Bermuda) 708,433
9,397 Teekay Tankers Ltd., Class A
(Canada) 661,079
93,285 TETRA Technologies, Inc.* 954,306
9,799 Tidewater, Inc.* 720,129
234,058 Transocean Ltd.* 1,448,819
58,419 Uranium Energy Corp.* 804,430
64,984 VAALCO Energy, Inc. 339,216
10,413 Valaris Ltd.* 964,556
20,984 Vitesse Energy, Inc. 362,604
34,013 World Kinect Corp. 979,915
43,612,385
Financials – 16.9%
2,621 1st Source Corp. 193,482
38,414 Acadian Asset Management, Inc. 2,777,716
9,514 ACRES Commercial Realty
Corp. REIT* 194,086
54,124 Adamas Trust, Inc. REIT 497,941
17,679 Amalgamated Financial Corp. 733,325
33,833 American Coastal Insurance
Corp. 353,555
19,022 Ameris Bancorp 1,603,745
12,874 AMERISAFE, Inc. 394,588
3,598 Ames National Corp. 103,406
18,807 Apollo Commercial Real Estate
Finance, Inc. REIT 206,125
37,025 Arbor Realty Trust, Inc. REIT 212,894

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
9,997 ARMOUR Residential REIT,
Inc. REIT $ 171,449
9,711 Arrow Financial Corp. 356,394
40,554 Artisan Partners Asset
Management, Inc., Class A 1,518,342
31,098 Associated Banc-Corp. 864,835
25,258 Atlantic Union Bankshares Corp. 950,206
7,825 Atlanticus Holdings Corp.* 674,671
21,350 Axos Financial, Inc.* 1,855,528
32,296 Banc of California, Inc. 620,729
5,814 BancFirst Corp. 641,226
23,575 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 1,316,428
31,705 Bancorp, Inc. (The)* 1,748,848
3,593 Bank First Corp. 499,499
6,892 Bank of Hawaii Corp. 527,927
32,900 Bank of NT Butterfield & Son
Ltd. (The) (Bermuda) 1,857,534
22,751 BankUnited, Inc. 1,055,419
8,781 Bankwell Financial Group, Inc. 459,422
8,469 Banner Corp. 550,485
22,938 BCB Bancorp, Inc. 239,473
17,706 Berkshire Hills Bancorp, Inc. 515,068
45,652 BGC Group, Inc., Class A 477,063
22,838 Blackstone Mortgage Trust, Inc.,
Class A REIT 417,479
17,410 Bread Financial Holdings, Inc. 1,550,709
20,896 Burford Capital Ltd. 96,957
7,585 Business First Bancshares, Inc. 216,021
13,383 BV Financial, Inc.* 262,708
10,059 Byline Bancorp, Inc. 332,852
2,641 C&F Financial Corp. 194,774
7,285 Camden National Corp. 364,469
10,543 Capital City Bank Group, Inc. 481,182
44,833 Capitol Federal Financial, Inc. 348,352
3,214 Cass Information Systems, Inc. 147,940
14,705 Cathay General Bancorp 847,890
7,222 CB Financial Services, Inc. 258,836
15,585 Central Pacific Financial Corp. 535,501
4,906 Chemung Financial Corp. 336,944
18,174 Chimera Investment Corp. REIT 247,530
3,919 ChoiceOne Financial Services,
Inc. 123,057
13,317 Citizens Community Bancorp,
Inc. 271,667
44,788 Citizens, Inc.*
(a)
232,450
4,179 City Holding Co. 519,491
19,234 Civista Bancshares, Inc. 498,161
8,404 CNB Financial Corp. 257,751
34,174 CNO Financial Group, Inc. 1,570,979
4,331 Coastal Financial Corp.* 308,281
15,420 Cohen & Steers, Inc. 1,076,316
7,844 Community Financial System,
Inc. 499,192
3,999 Community Trust Bancorp, Inc. 267,373
17,190 ConnectOne Bancorp, Inc. 516,903
7,080 Consumer Portfolio Services,
Inc.* 69,809
11,680 Customers Bancorp, Inc.* 877,635
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
35,866 CVB Financial Corp. $ 730,232
9,597 Dave, Inc.* 2,711,728
10,204 Dime Community Bancshares,
Inc. 381,834
14,535 Donegal Group, Inc., Class A 246,659
3,467 Donnelley Financial Solutions,
Inc.* 137,605
38,206 Dynex Capital, Inc. REIT 500,117
11,425 Eagle Bancorp Montana, Inc. 253,521
26,765 Eastern Bankshares, Inc. 528,073
10,069 ECB Bancorp, Inc.* 183,860
44,489 eHealth, Inc.* 68,958
32,993 Ellington Financial, Inc. REIT 447,715
4,861 Employers Holdings, Inc. 211,453
11,589 Enact Holdings, Inc. 484,304
3,798 Encore Capital Group, Inc.* 303,574
18,320 Enova International, Inc.* 2,958,863
8,434 Enterprise Financial Services
Corp. 511,185
8,916 Esquire Financial Holdings, Inc. 979,779
26,119 Essent Group Ltd. 1,512,029
25,799 EVERTEC, Inc. (Puerto Rico) 631,302
15,054 Farmers National Banc Corp. 213,466
5,955 FB Financial Corp. 313,769
5,267 Federal Agricultural Mortgage
Corp., Class C 936,420
2,890 Fidelity D&D Bancorp, Inc. 134,992
18,847 Financial Institutions, Inc. 682,827
11,146 Finwise Bancorp* 160,279
12,544 First Bancorp 737,963
9,933 First Bancorp, Inc. (The) 289,150
63,398 First BanCorp. (Puerto Rico) 1,520,284
9,047 First Busey Corp. 247,616
10,938 First Business Financial Services,
Inc. 629,154
15,186 First Commonwealth Financial
Corp. 287,623
7,920 First Community Corp/SC 238,075
21,372 First Financial Bancorp 657,403
25,743 First Financial Bankshares, Inc. 841,281
9,970 First Financial Corp. 689,725
10,677 First Internet Bancorp 257,956
18,665 First Interstate BancSystem, Inc.,
Class A 664,474
19,204 First Merchants Corp. 773,921
8,016 First Mid Bancshares, Inc. 353,105
10,421 First National Corp. 289,652
7,676 First United Corp. 303,509
9,164 FirstCash Holdings, Inc. 2,015,255
2,405 Flushing Financial Corp. 38,408
20,482 Franklin BSP Realty Trust, Inc.
REIT 177,579
6,137 Franklin Financial Services Corp. 356,744
6,079 FS Bancorp, Inc. 247,476
45,186 Fulton Financial Corp. 980,084
8,114 GBank Financial Holdings, Inc.* 241,716
87,560 Genworth Financial, Inc., Class
A* 749,514
4,504 German American Bancorp, Inc. 196,915
15,316 Glacier Bancorp, Inc. 728,276

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
4,411 Great Southern Bancorp, Inc. $ 316,489
8,203 Greene County Bancorp, Inc. 215,247
6,040 HA Sustainable Infrastructure
Capital, Inc. REIT 247,640
37,568 Hamilton Insurance Group Ltd.,
Class B (Bermuda) 1,112,388
25,531 Hancock Whitney Corp. 1,739,172
20,197 Hanmi Financial Corp. 608,334
7,305 Hanover Bancorp, Inc. 169,914
6,159 Hawthorn Bancshares, Inc. 225,974
9,023 HCI Group, Inc. 1,390,174
11,033 Heritage Financial Corp. 300,649
34,369 Heritage Insurance Holdings,
Inc.* 745,120
10,044 Hilltop Holdings, Inc. 378,860
850 Hingham Institution For Savings
(The) 245,981
10,701 Hippo Holdings, Inc.* 276,835
6,855 Home Bancorp, Inc. 441,325
37,554 Home BancShares, Inc. 1,004,945
6,730 HomeTrust Bancshares, Inc. 312,743
30,713 Hope Bancorp, Inc. 385,141
12,677 Horace Mann Educators Corp. 579,719
15,309 Horizon Bancorp, Inc. 283,982
19,765 Independent Bank Corp. 678,335
10,062 Independent Bank Corp. 795,703
17,041 International Bancshares Corp. 1,229,679
38,199 International Money Express,
Inc.* 571,839
24,772 Invesco Mortgage Capital, Inc.
REIT 194,956
1,208 Investors Title Co. 283,578
21,179 Jackson Financial, Inc., Class A 2,183,767
32,691 James River Group Holdings,
Inc.
(a)
127,822
29,957 Kearny Financial Corp. 246,846
14,402 Kingstone Cos., Inc. 214,158
5,976 Lakeland Financial Corp. 362,325
6,737 Landmark Bancorp, Inc. 191,466
3,739 Lemonade, Inc.* 216,862
30,059 LendingClub Corp.* 536,553
9,833 LendingTree, Inc.* 375,621
9,006 Live Oak Bancshares, Inc. 342,498
67,238 Lument Finance Trust, Inc. REIT 70,600
27,264 Marex Group PLC (United
Kingdom) 1,443,356
50,773 Marqeta, Inc., Class A* 206,138
49,458 MBIA, Inc.* 290,318
20,671 Medallion Financial Corp. 201,129
9,288 Mercantile Bank Corp. 492,171
17,927 Merchants Bancorp 845,079
19,439 Mercury General Corp. 1,905,605
14,012 Meridian Corp. 251,936
8,015 Metropolitan Bank Holding
Corp. 717,503
23,549 MFA Financial, Inc. REIT 226,070
5,823 Mid Penn Bancorp, Inc. 190,121
8,921 Midland States Bancorp, Inc. 248,004
28,329 Moelis & Co., Class A 1,906,258
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
5,849 National Bank Holdings Corp.,
Class A $ 244,664
9,064 National Bankshares, Inc. 318,962
7,855 NBT Bancorp, Inc. 363,215
12,490 NCR Atleos Corp.* 557,054
1,582 Nelnet, Inc., Class A 206,562
30,241 NewtekOne, Inc. 419,745
9,347 Nexpoint Real Estate Finance,
Inc. REIT 145,907
7,250 Nicolet Bankshares, Inc. 1,016,957
24,615 NMI Holdings, Inc.* 883,678
9,330 Northeast Bank 1,173,154
9,619 Northeast Community Bancorp,
Inc. 233,165
21,164 Northrim BanCorp, Inc. 522,962
28,810 Northwest Bancshares, Inc. 407,661
7,124 Norwood Financial Corp. 215,359
10,637 Oak Valley Bancorp
(a)
350,064
21,076 OceanFirst Financial Corp. 396,018
18,769 OFG Bancorp (Puerto Rico) 855,116
5,880 Ohio Valley Banc Corp. 282,534
68,875 Old National Bancorp 1,653,689
13,746 Old Second Bancorp, Inc. 293,065
18,198 OP Bancorp 255,864
46,506 Oportun Financial Corp.* 252,062
8,890 OppFi, Inc.*
(a)
75,476
5,905 Origin Bancorp, Inc. 281,432
72,974 Pagseguro Digital Ltd., Class A
(Brazil) 682,307
8,275 Palomar Holdings, Inc.* 885,756
2,828 Park National Corp. 485,172
13,001 Parke Bancorp, Inc. 399,521
18,978 Pathward Financial, Inc. 1,560,751
24,207 Patria Investments Ltd., Class A
(Cayman Islands) 280,559
45,717 Payoneer Global, Inc.* 237,728
16,197 PCB Bancorp 397,960
13,150 Peapack-Gladstone Financial
Corp. 568,737
8,983 Pelagos Insurance Capital Ltd
(United Kingdom) 193,853
5,040 PennyMac Financial Services,
Inc. 422,705
15,428 PennyMac Mortgage Investment
Trust REIT 161,377
3,638 Peoples Bancorp of North
Carolina, Inc. 153,160
9,326 Peoples Bancorp, Inc. 324,358
6,513 Peoples Financial Services Corp. 386,937
18,732 Piper Sandler Cos. 1,468,776
12,741 PJT Partners, Inc., Class A 1,948,099
3,120 Plumas Bancorp 164,206
9,951 PRA Group, Inc.* 151,852
8,528 Preferred Bank 817,153
6,929 ProAssurance Corp.* 166,227
38,071 PROG Holdings, Inc. 1,399,871
38,484 Provident Financial Services, Inc. 853,960
5,229 QCR Holdings, Inc. 481,852
41,273 Radian Group, Inc. 1,409,473
13,565 Regional Management Corp. 498,649

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
17,256 Renasant Corp. $ 702,664
6,671 Republic Bancorp, Inc., Class A 540,017
4,715 Ridgepost Capital, Inc., Class A
(a)
39,040
31,572 Riverview Bancorp, Inc. 177,119
18,012 Root, Inc., Class A* 937,705
7,425 S&T Bancorp, Inc. 334,793
3,103 Safety Insurance Group, Inc. 217,737
8,831 SB Financial Group, Inc. 190,750
14,021 Seacoast Banking Corp. of
Florida 424,976
22,307 Security National Financial
Corp., Class A* 216,378
11,833 Selective Insurance Group, Inc. 1,024,028
70,608 Selectquote, Inc.* 70,608
14,458 ServisFirst Bancshares, Inc. 1,127,579
21,731 Sezzle, Inc.* 2,567,518
11,927 Sierra Bancorp 452,987
18,606 Simmons First National Corp.,
Class A 399,099
47,740 SiriusPoint Ltd.* 1,019,249
13,206 Skyward Specialty Insurance
Group, Inc.* 582,649
9,334 Southern First Bancshares, Inc.* 539,225
5,598 Southern Missouri Bancorp, Inc. 386,598
2,321 Southside Bancshares, Inc. 76,036
12,137 SR Bancorp, Inc. 228,054
12,117 Stellar Bancorp, Inc. 452,449
28,895 StepStone Group, Inc., Class A 1,424,812
5,357 Stewart Information Services
Corp. 348,098
8,142 Stock Yards Bancorp, Inc. 584,107
67,871 StoneCo Ltd., Class A (Brazil) 777,123
29,963 StoneX Group, Inc.* 3,396,306
11,157 Texas Capital Bancshares, Inc.* 1,110,010
3,183 Timberland Bancorp, Inc. 129,166
4,932 Tiptree, Inc. 89,960
5,040 Tompkins Financial Corp. 434,196
13,231 Towne Bank 450,780
22,483 TPG RE Finance Trust, Inc.
REIT 188,857
7,179 TriCo Bancshares 364,693
11,418 TrustCo Bank Corp. 591,567
18,039 Trustmark Corp. 796,602
16,582 UMB Financial Corp. 2,176,553
24,805 United Bankshares, Inc. 1,076,785
22,086 United Community Banks, Inc. 727,734
8,717 United Fire Group, Inc. 386,425
10,151 Unity Bancorp, Inc. 567,035
37,304 Universal Insurance Holdings,
Inc. 1,380,994
16,464 Univest Financial Corp. 649,340
138,903 Valley National Bancorp 1,912,694
11,571 Victory Capital Holdings, Inc.,
Class A 978,328
7,475 Virginia National Bankshares
Corp. 324,340
3,718 Virtus Investment Partners, Inc. 531,786
13,165 WaFd, Inc. 468,147
4,557 Walker & Dunlop, Inc. 228,716
8,087 Washington Trust Bancorp, Inc. 263,394
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
22,628 Waterstone Financial, Inc. $ 418,844
32,467 Webull Corp. (Cayman Islands)* 207,789
17,953 WesBanco, Inc. 622,071
19,692 West BanCorp, Inc. 471,426
9,025 Westamerica BanCorp 500,797
28,401 Western New England Bancorp,
Inc. 376,881
92,393 WisdomTree, Inc. 1,760,087
3,131 World Acceptance Corp.* 516,897
10,950 WSFS Financial Corp. 782,377
165,793,287
Health Care – 16.3%
80,266 10X Genomics, Inc., Class A* 2,271,929
89,945 ACADIA Pharmaceuticals, Inc.* 1,948,209
91,432 Accendra Health, Inc.* 259,667
5,149 Acme United Corp. 217,288
54,680 AdaptHealth Corp.* 553,908
59,120 Adaptive Biotechnologies Corp.* 895,668
5,605 Addus HomeCare Corp.* 513,866
81,574 ADMA Biologics, Inc.* 650,961
5,903 Agios Pharmaceuticals, Inc.* 173,548
326,417 Akebia Therapeutics, Inc.* 332,945
74,423 Aldeyra Therapeutics, Inc.* 130,240
30,988 Alignment Healthcare, Inc.* 474,736
91,620 Alkermes PLC* 3,865,448
100,634 Alphatec Holdings, Inc.* 779,914
11,873 Alumis, Inc.* 256,457
33,209 AMN Healthcare Services, Inc.* 962,065
135,550 Amneal Pharmaceuticals, Inc.* 1,785,193
49,047 Amphastar Pharmaceuticals,
Inc.* 924,536
43,655 Amylyx Pharmaceuticals, Inc.* 626,449
7,749 AnaptysBio, Inc.* 431,387
57,598 AngioDynamics, Inc.* 661,225
13,925 ANI Pharmaceuticals, Inc.* 1,093,252
13,535 Anika Therapeutics, Inc.* 196,664
4,882 Apogee Therapeutics, Inc.* 401,007
64,366 Arbutus Biopharma Corp.* 293,509
12,950 Arcturus Therapeutics Holdings,
Inc.*
(a)
102,564
16,180 Arcus Biosciences, Inc.* 410,001
74,441 Arcutis Biotherapeutics, Inc.* 1,597,504
17,992 Arrowhead Pharmaceuticals,
Inc.* 1,401,757
14,525 Artivion, Inc.* 322,310
14,334 Arvinas, Inc.* 128,719
14,405 Astrana Health, Inc.* 541,916
46,322 AtriCure, Inc.* 1,281,730
44,616 Aurinia Pharmaceuticals, Inc.
(Canada)* 683,963
80,654 Avadel Pharmaceuticals PLC*
(b)
51,619
62,453 Avanos Medical, Inc.* 1,548,834
37,696 Aveanna Healthcare Holdings,
Inc.* 270,280
18,465 Avita Medical, Inc.*
(a)
79,953
16,434 Axogen, Inc.* 648,814
14,725 Axsome Therapeutics, Inc.* 3,452,718
42,115 Azenta, Inc.* 963,591

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
7,730 Benitec Biopharma, Inc.
(Australia)* $ 89,359
10,835 BioAge Labs, Inc.* 187,337
213,133 BioCryst Pharmaceuticals, Inc.* 1,899,015
31,236 BioLife Solutions, Inc.* 778,401
28,343 Bridgebio Pharma, Inc.* 1,878,007
2,740 Bright Minds Biosciences, Inc.
(Canada)* 241,312
28,945 BrightSpring Health Services,
Inc.* 1,785,328
61,694 Brookdale Senior Living, Inc.* 794,002
10,262 Capricor Therapeutics, Inc.* 307,450
73,893 CareDx, Inc.* 1,686,238
30,376 Castle Biosciences, Inc.* 640,326
92,261 Catalyst Pharmaceuticals, Inc.* 2,881,311
6,187 Celcuity, Inc.* 822,129
6,539 Celldex Therapeutics, Inc.* 205,521
263,199 Cerus Corp.* 800,125
7,511 CG oncology, Inc.* 467,860
18,263 ClearPoint Neuro, Inc.*
(a)
231,392
17,403 Cogent Biosciences, Inc.* 608,409
36,154 Collegium Pharmaceutical, Inc.* 1,215,136
132,595 Community Health Systems,
Inc.* 360,658
46,574 Compass Therapeutics, Inc.* 110,846
23,307 Concentra Group Holdings
Parent, Inc. 579,645
21,723 CONMED Corp. 775,511
96,006 CorMedix, Inc.*
(a)
810,291
8,563 CorVel Corp.* 528,765
29,277 Corvus Pharmaceuticals, Inc.* 363,328
5,689 Crinetics Pharmaceuticals, Inc.* 202,244
7,288 CRISPR Therapeutics AG
(Switzerland)* 409,440
38,591 Cross Country Healthcare, Inc.* 505,156
41,651 CryoPort, Inc.* 653,504
5,216 Cullinan Therapeutics, Inc.* 85,751
128,422 Cytek Biosciences, Inc.* 538,088
5,851 Cytokinetics, Inc.* 449,123
46,044 Definitive Healthcare Corp.* 42,858
31,411 Definium Therapeutics, Inc.* 759,832
35,321 Delcath Systems, Inc.*
(a)
380,760
10,205 Denali Therapeutics, Inc.* 214,713
5,283 Dianthus Therapeutics, Inc.* 491,372
131,735 DocGo, Inc.* 86,682
9,466 Electromed, Inc.* 357,058
76,401 Embecta Corp. 258,235
67,946 Emergent BioSolutions, Inc.* 619,668
35,771 Enovis Corp.* 811,286
14,022 Ensign Group, Inc. (The) 2,350,788
33,055 Entrada Therapeutics, Inc.* 233,699
27,794 Erasca, Inc.* 356,875
213,578 Esperion Therapeutics, Inc.* 668,499
27,208 Eton Pharmaceuticals, Inc.* 828,484
72,875 Evolus, Inc.* 478,060
25,575 EyePoint, Inc.* 347,308
7,749 First Tracks Biotherapeutics,
Inc.* 123,674
69,738 Fortrea Holdings, Inc.* 1,073,268
53,140 Fulcrum Therapeutics, Inc.* 367,729
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
7,679 Fulgent Genetics, Inc.* $ 139,297
12,363 GeneDx Holdings Corp.* 642,752
10,619 Glaukos Corp.* 1,097,474
11,051 GRAIL, Inc.* 792,136
23,993 Guardant Health, Inc.* 3,111,652
27,330 Guardian Pharmacy Services,
Inc., Class A* 1,058,764
5,317 Haemonetics Corp.* 360,546
43,435 Harmony Biosciences Holdings,
Inc.* 1,372,112
28,159 Harrow, Inc.* 991,478
82,942 Health Catalyst, Inc.*
(a)
114,460
14,915 HealthEquity, Inc.* 1,312,371
22,298 HealthStream, Inc. 556,781
52,525 Hims & Hers Health, Inc.* 1,373,529
5,380 ICU Medical, Inc.* 728,398
17,521 Ideaya Biosciences, Inc.* 516,344
20,738 ImmunityBio, Inc.*
(a)
155,950
18,348 Immunome, Inc.* 400,537
40,903 Indivior Pharmaceuticals, Inc.* 1,473,326
6,357 Inhibrx Biosciences, Inc.* 661,192
65,873 Innoviva, Inc.* 1,411,000
8,295 Integer Holdings Corp.* 741,407
52,139 Integra LifeSciences Holdings
Corp.* 836,310
12,727 Intellia Therapeutics, Inc.* 179,069
11,622 iRadimed Corp. 1,053,651
8,928 iRhythm Holdings, Inc.* 1,016,899
73,969 Ironwood Pharmaceuticals, Inc.* 264,069
21,091 Joint Corp. (The)* 187,710
38,819 Keros Therapeutics, Inc.* 436,714
17,304 Kodiak Sciences, Inc.* 635,230
65,630 KORU Medical Systems, Inc.* 266,458
4,624 Krystal Biotech, Inc.* 1,428,955
75,402 Kura Oncology, Inc.* 769,100
5,327 Kymera Therapeutics, Inc.* 433,724
14,929 Lantheus Holdings, Inc.* 1,482,450
5,050 LeMaitre Vascular, Inc. 477,982
14,533 LENSAR, Inc.*
(a)
84,291
56,925 LifeMD, Inc.* 243,639
35,201 LifeStance Health Group, Inc.* 271,400
7,952 Ligand Pharmaceuticals, Inc.* 1,844,546
18,939 Liquidia Corp.* 1,171,567
12,890 LivaNova PLC* 951,282
2,022 Madrigal Pharmaceuticals, Inc.* 1,005,480
61,465 MannKind Corp.* 231,723
5,055 Maze Therapeutics, Inc.* 133,755
7,648 MBX Biosciences, Inc.* 240,683
11,832 Merit Medical Systems, Inc.* 746,126
6,958 Mesa Laboratories, Inc. 709,855
171,785 MiMedx Group, Inc.* 632,169
18,177 Mirum Pharmaceuticals, Inc.* 1,844,965
3,112 Monopar Therapeutics, Inc.*
(a)
202,404
130,295 Myriad Genetics, Inc.* 517,271
7,255 National HealthCare Corp. 1,337,967
12,112 NeuroPace, Inc.* 200,332
15,765 Novocure Ltd.* 268,636
15,935 NRC Health 311,211
11,173 Nurix Therapeutics, Inc.* 198,432
4,860 Nutex Health, Inc.*
(a)
627,475

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
3,959 Nuvalent, Inc., Class A* $ 437,034
64,408 Nuvation Bio, Inc.* 307,870
16,085 Nuvectis Pharma, Inc.*
(a)
156,829
18,801 Olema Pharmaceuticals, Inc.* 247,985
120,925 OmniAb, Inc.* 326,497
1,368 OmniAb, Inc. 12.5 Earnout*
(b)
—
1,368 OmniAb, Inc. 15.00 Earnout*
(b)
—
16,996 Omnicell, Inc.* 750,203
91,001 Oncology Institute, Inc. (The)* 426,795
327,900 OPKO Health, Inc.* 478,734
35,023 Option Care Health, Inc.* 730,930
113,825 OraSure Technologies, Inc.* 489,448
86,415 Organogenesis Holdings, Inc.* 222,087
53,295 Orthofix Medical, Inc.* 494,045
24,488 OrthoPediatrics Corp.* 420,459
6,385 Oruka Therapeutics, Inc.* 373,714
46,867 Pacira BioSciences, Inc.* 1,088,252
5,389 PACS Group, Inc.* 197,507
4,017 Palvella Therapeutics, Inc.* 475,854
41,037 Pediatrix Medical Group, Inc.* 883,937
15,069 Pennant Group, Inc. (The)* 516,113
26,556 Personalis, Inc.* 302,738
49,552 Phathom Pharmaceuticals, Inc.* 475,204
28,763 Phibro Animal Health Corp.,
Class A 885,613
83,940 Phreesia, Inc.* 827,648
2,420 Praxis Precision Medicines, Inc.* 846,927
65,610 Precigen, Inc.* 284,747
21,588 Prestige Consumer Healthcare,
Inc.* 1,026,078
18,451 Privia Health Group, Inc.* 396,881
10,820 Procept Biorobotics Corp.* 284,891
24,106 Progyny, Inc.* 616,149
8,339 Protagonist Therapeutics, Inc.* 830,231
39,411 PTC Therapeutics, Inc.* 2,910,502
55,680 Puma Biotechnology, Inc.* 399,226
12,835 QuidelOrtho Corp.* 167,112
7,936 RadNet, Inc.* 440,686
35,750 Relay Therapeutics, Inc.* 502,287
117,274 Rezolute, Inc.* 387,004
7,134 Rhythm Pharmaceuticals, Inc.* 630,075
23,773 Rigel Pharmaceuticals, Inc.* 724,839
2,135 Sanara Medtech, Inc.* 48,657
9,750 SANUWAVE Health, Inc.* 160,582
33,621 Savara, Inc.* 174,829
20,087 Schrodinger, Inc.* 305,322
39,163 Select Medical Holdings Corp. 646,189
51,293 SELLAS Life Sciences Group,
Inc.*
(a)
477,538
54,019 SI-BONE, Inc.* 761,668
54,001 SIGA Technologies, Inc. 252,725
5,028 Sionna Therapeutics, Inc.* 215,299
12,695 Spyre Therapeutics, Inc.* 933,082
22,102 Stoke Therapeutics, Inc.* 683,173
42,019 Supernus Pharmaceuticals, Inc.* 1,940,437
27,019 Surgery Partners, Inc.* 360,974
8,464 Syndax Pharmaceuticals, Inc.* 165,810
31,821 Tactile Systems Technology,
Inc.* 783,115
202,997 Talkspace, Inc.* 1,055,584
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
54,329 Tandem Diabetes Care, Inc.* $ 934,459
32,613 Tango Therapeutics, Inc.* 716,834
19,431 Tarsus Pharmaceuticals, Inc.* 1,154,201
64,980 Taysha Gene Therapies, Inc.* 381,433
261,035 Teladoc Health, Inc.* 1,986,476
50,951 TG Therapeutics, Inc.* 1,933,081
53,131 Theravance Biopharma, Inc.* 853,284
4,695 TransMedics Group, Inc.* 315,504
54,435 Travere Therapeutics, Inc.* 2,568,243
18,627 Trevi Therapeutics, Inc.* 263,386
14,484 TruBridge, Inc.* 376,005
7,422 Twist Bioscience Corp.* 496,309
7,291 Tyra Biosciences, Inc.* 243,592
905 UFP Technologies, Inc.* 199,190
21,882 UroGen Pharma Ltd.* 615,541
5,421 US Physical Therapy, Inc. 348,353
42,387 Vanda Pharmaceuticals, Inc.* 273,396
55,202 Varex Imaging Corp.* 564,716
6,131 Vaxcyte, Inc.* 315,133
25,026 Veracyte, Inc.* 1,159,705
29,304 Verastem, Inc.*
(a)
126,886
23,390 Vericel Corp.* 779,589
52,165 Viemed Healthcare, Inc.* 513,304
15,272 Viridian Therapeutics, Inc.* 269,093
61,864 Voyager Therapeutics, Inc.* 239,414
10,681 Waystar Holding Corp.* 212,659
9,276 Xenon Pharmaceuticals, Inc.
(Canada)* 507,675
61,391 Xeris Biopharma Holdings, Inc.* 378,169
15,596 Zenas Biopharma, Inc.* 286,966
10,887 Zymeworks, Inc.* 273,590
161,397,537
Industrials – 19.4%
8,224 AAR Corp.* 926,187
16,173 ABM Industries, Inc. 631,717
123,361 ACCO Brands Corp. 488,510
34,622 ACV Auctions, Inc., Class A* 227,467
15,066 Aebi Schmidt Holding AG
(Switzerland) 188,024
3,755 AeroVironment, Inc.* 778,186
3,596 Alamo Group, Inc. 541,953
7,318 Albany International Corp.,
Class A 473,401
215,684 Alight, Inc., Class A 203,239
5,196 Allegiant Travel Co.* 476,006
8,443 Alliance Laundry Holdings, Inc.* 213,186
18,025 Allient, Inc. 1,426,859
8,710 American Superconductor
Corp.* 443,687
52,871 Amprius Technologies, Inc.* 1,072,224
18,668 Apogee Enterprises, Inc. 717,038
5,395 ArcBest Corp. 737,443
31,977 Archer Aviation, Inc., Class A* 217,763
11,569 Arcosa, Inc. 1,466,371
4,136 Argan, Inc. 2,758,795
60,217 Array Technologies, Inc.* 546,770
17,981 Astec Industries, Inc. 905,523
17,194 Astronics Corp.* 1,495,878
11,452 Atkore, Inc. 948,340

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
34,714 Atmus Filtration Technologies,
Inc. $ 1,623,921
12,066 AZZ, Inc. 1,635,064
11,879 Barrett Business Services, Inc. 386,543
12,051 BlackSky Technology, Inc.* 584,112
34,387 Bloom Energy Corp., Class A* 9,800,295
26,568 Blue Bird Corp.* 1,800,513
11,224 BlueLinx Holdings, Inc.* 583,536
12,453 Boise Cascade Co. 868,223
19,272 Bowman Consulting Group Ltd.* 607,646
46,255 BrightView Holdings, Inc.* 571,712
9,804 Brink’s Co. (The) 1,019,812
9,010 Brookfield Business Corp., Class
A (Canada)
(a)
295,798
18,871 Byrna Technologies, Inc.*
(a)
117,755
4,766 Casella Waste Systems, Inc.,
Class A* 391,622
12,012 CBIZ, Inc.* 398,798
10,489 CECO Environmental Corp.* 784,053
7,261 Centuri Holdings, Inc.* 223,203
8,446 Chart Industries, Inc.* 1,755,248
24,132 Cimpress PLC (Ireland)* 2,378,450
41,526 Columbus McKinnon Corp. 662,755
141,953 Conduent, Inc.* 245,579
7,789 Construction Partners, Inc., Class
A* 907,185
22,526 CoreCivic, Inc.* 474,848
46,208 Costamare, Inc. (Monaco) 710,679
14,966 Covenant Logistics Group, Inc. 594,150
1,563 CRA International, Inc. 216,866
3,551 CSW Industrials, Inc. 983,520
57,163 Deluxe Corp. 1,388,489
12,856 Distribution Solutions Group,
Inc.*
(a)
347,112
100,690 DNOW, Inc.* 1,287,825
18,057 Douglas Dynamics, Inc. 804,439
7,351 Ducommun, Inc.* 1,118,969
13,345 DXP Enterprises, Inc.* 1,935,826
6,518 Dycom Industries, Inc.* 3,324,180
50,568 Energy Recovery, Inc.* 413,141
26,060 Enerpac Tool Group Corp. 872,749
12,292 EnerSys 2,802,207
12,543 Ennis, Inc. 256,630
5,209 Enpro, Inc. 1,599,111
28,648 Enviri Corp.* 594,446
67,772 Eos Energy Enterprises, Inc.*
(a)
571,318
6,366 ESCO Technologies, Inc. 1,858,235
3,438 EVI Industries, Inc. 60,027
4,979 Exponent, Inc. 290,375
12,918 Federal Signal Corp. 1,378,351
17,291 First Advantage Corp.* 276,656
19,610 Fluence Energy, Inc.* 370,237
33,025 Fluor Corp.* 1,511,224
17,080 Forrester Research, Inc.* 120,414
9,524 Franklin Covey Co.* 225,909
14,028 Franklin Electric Co., Inc. 1,380,075
5,007 GATX Corp. 846,584
17,683 Genco Shipping & Trading Ltd. 425,453
12,684 Gencor Industries, Inc.* 178,971
13,865 GEO Group, Inc. (The)* 314,320
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
15,986 Gibraltar Industries, Inc.* $ 617,859
20,069 Global Industrial Co. 610,098
12,967 Gorman-Rupp Co. (The) 971,877
11,628 Graham Corp.* 1,164,428
15,311 Granite Construction, Inc. 2,095,157
13,592 Greenbrier Cos., Inc. (The) 640,319
24,837 Griffon Corp. 2,185,159
16,259 Healthcare Services Group, Inc.* 334,935
35,084 Heartland Express, Inc. 525,909
11,331 Helios Technologies, Inc. 941,493
51,151 Hillman Solutions Corp.* 381,586
2,686 HireQuest, Inc. 35,321
42,143 HNI Corp. 1,314,440
20,698 Hub Group, Inc., Class A 859,795
46,296 Hudson Technologies, Inc.* 246,295
4,187 Huron Consulting Group, Inc.* 449,642
16,786 Hyster-Yale, Inc. 609,668
13,951 IBEX Holdings Ltd.* 441,410
3,383 ICF International, Inc. 232,886
8,156 IES Holdings, Inc.* 5,532,623
33,345 Innodata, Inc.* 3,500,558
10,650 Insperity, Inc. 367,105
11,371 Insteel Industries, Inc. 312,589
39,519 Interface, Inc. 1,169,762
93,367 Janus International Group, Inc.* 498,580
8,255 JBT Marel Corp. 1,109,389
59,604 Joby Aviation, Inc.* 709,288
3,115 Kadant, Inc. 994,246
44,996 Kelly Services, Inc., Class A 522,854
26,265 Kennametal, Inc. 861,492
24,804 Kforce, Inc. 1,165,540
12,413 Korn Ferry 868,662
26,807 Kratos Defense & Security
Solutions, Inc.* 1,719,133
610 L B Foster Co., Class A* 25,095
186,949 Legalzoom.com, Inc.* 1,175,909
3,271 Legence Corp., Class A* 273,914
2,686 Limbach Holdings, Inc.* 208,031
2,943 Lindsay Corp. 321,640
39,882 LSI Industries, Inc. 966,341
49,209 Manitowoc Co., Inc. (The)* 582,142
18,335 Marten Transport Ltd. 316,095
113,190 Masterbrand, Inc.* 982,489
34,890 Matrix Service Co.* 458,106
7,000 Matson, Inc. 1,269,100
7,893 Maximus, Inc. 488,814
15,364 Mayville Engineering Co., Inc.* 412,523
4,169 McGrath RentCorp 454,379
7,414 Mercury Systems, Inc.* 828,144
84,977 Microvast Holdings, Inc.* 131,714
15,086 Miller Industries, Inc. 722,770
47,012 Millerknoll, Inc. 760,654
17,622 Mistras Group, Inc.* 309,795
11,862 Modine Manufacturing Co.* 3,308,430
5,400 Moog, Inc., Class A 1,943,838
34,220 Mueller Water Products, Inc.,
Class A 862,686
4,105 MYR Group, Inc.* 1,909,071
3,318 National Presto Industries, Inc. 419,959
24,422 Nextpower, Inc., Class A* 3,819,601

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
42,085 NPK International, Inc.* $ 611,074
24,533 NuScale Power Corp.* 310,833
13,075 NWPX Infrastructure, Inc.* 1,542,327
3,918 Omega Flex, Inc. 118,441
14,918 Onterris, Inc.* 238,837
30,535 OPENLANE, Inc.* 1,163,383
35,642 Orion Group Holdings, Inc.* 490,434
65,530 Pitney Bowes, Inc. 1,055,033
63,186 Planet Labs PBC* 3,231,332
4,965 Powell Industries, Inc. 1,412,145
12,550 Power Solutions International,
Inc.*
(a)
523,084
3,408 Preformed Line Products Co. 1,260,347
18,644 Primoris Services Corp. 2,345,042
15,378 Proto Labs, Inc.* 1,165,037
43,413 Quanex Building Products Corp. 807,916
52,861 Radiant Logistics, Inc.* 448,790
6,558 RCM Technologies, Inc.* 141,718
10,958 Red Cat Holdings, Inc.*
(a)
158,891
40,276 Resideo Technologies, Inc.* 1,259,430
2,137 Resolute Holdings Management,
Inc.* 254,260
41,971 Resources Connection, Inc. 189,709
28,259 Rush Enterprises, Inc., Class A 1,959,197
12,028 Rush Enterprises, Inc., Class B 780,617
18,141 RXO, Inc.* 464,047
63,519 Safe Bulkers, Inc. (Monaco) 396,994
65,376 Satellogic, Inc., Class A* 621,726
68,457 Shoals Technologies Group, Inc.,
Class A* 852,290
12,757 SkyWest, Inc.* 1,092,637
25,609 Spire Global, Inc.*
(a)
584,910
9,730 SPX Technologies, Inc.* 2,108,102
2,203 Standex International Corp. 610,253
7,587 Sterling Infrastructure, Inc.* 6,531,193
43,335 Sunrun, Inc.* 724,561
5,617 Tecnoglass, Inc. 242,037
16,130 Tennant Co. 1,388,954
37,757 Terex Corp. 2,196,702
19,943 Thermon Group Holdings, Inc.* 1,219,315
28,160 TIC Solutions, Inc.* 230,067
56,598 Titan International, Inc.* 408,638
27,973 Titan Machinery, Inc.* 610,371
11,797 Trinity Industries, Inc. 382,695
39,548 TrueBlue, Inc.* 245,593
27,897 Tutor Perini Corp. 1,994,357
15,937 UFP Industries, Inc. 1,290,897
764 UniFirst Corp. 202,781
61,760 Upwork, Inc.* 544,723
9,556 V2X, Inc.* 794,390
51,291 Vestis Corp.* 662,680
5,950 Vicor Corp.* 1,992,298
10,401 Virco Mfg. Corp. 62,718
5,046 VSE Corp. 934,267
43,219 Wabash National Corp. 342,727
10,018 Watts Water Technologies, Inc.,
Class A 3,095,362
7,282 Werner Enterprises, Inc. 302,276
14,076 Willdan Group, Inc.* 1,278,664
1,390 Willis Lease Finance Corp. 246,044
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
6,557 Worthington Enterprises, Inc. $ 372,241
9,587 Xometry, Inc., Class A* 913,545
33,173 Zurn Elkay Water Solutions
Corp. 1,559,131
190,969,127
Information Technology – 16.3%
181,463 8x8, Inc.* 375,628
37,476 A10 Networks, Inc. 1,129,527
26,913 ACI Worldwide, Inc.* 1,175,291
11,899 ACM Research, Inc., Class A* 1,029,977
37,499 Adeia, Inc. 1,001,973
64,982 ADTRAN Holdings, Inc.* 1,075,452
7,980 Advanced Energy Industries, Inc. 2,411,396
5,298 Aehr Test Systems* 489,164
11,502 Aeluma, Inc.*
(a)
248,213
22,872 Aeva Technologies, Inc.* 644,533
3,866 Agilysys, Inc.* 334,641
12,741 Alarm.com Holdings, Inc.* 574,747
11,531 Alkami Technology, Inc.* 209,518
15,746 Alpha & Omega Semiconductor
Ltd.* 714,081
3,568 Ambarella, Inc.* 257,538
23,389 Amplitude, Inc., Class A* 182,902
48,725 Appian Corp., Class A* 1,140,165
35,705 Applied Digital Corp.* 1,688,132
2,890 Applied Optoelectronics, Inc.* 457,805
97,212 Arlo Technologies, Inc.* 1,296,808
44,516 Arteris, Inc.* 1,600,350
127,013 Asana, Inc., Class A* 978,000
13,903 Atomera, Inc.*
(a)
138,752
37,610 AvePoint, Inc.* 410,325
6,798 Axcelis Technologies, Inc.* 1,022,487
76,831 Backblaze, Inc., Class A* 636,161
6,927 Badger Meter, Inc. 858,255
2,228 Bel Fuse, Inc., Class A 545,726
5,627 Bel Fuse, Inc., Class B 1,544,724
9,475 Belden, Inc. 995,633
19,356 Benchmark Electronics, Inc. 1,634,808
43,102 BigBear.ai Holdings, Inc.*
(a)
217,234
43,572 Bitdeer Technologies Group,
Class A* 762,074
3,308 BK Technologies Corp.* 273,075
6,515 Blackbaud, Inc.* 199,945
6,304 BlackLine, Inc.* 185,338
286,873 Blend Labs, Inc., Class A* 513,503
52,846 Box, Inc., Class A* 1,424,728
9,607 Braze, Inc., Class A* 246,227
32,185 C3.ai, Inc., Class A* 346,632
28,930 Calix, Inc.* 1,149,968
59,378 Cerence, Inc.* 763,601
9,126 CEVA, Inc.* 364,858
50,818 Cipher Digital Inc* 1,201,846
57,057 Cleanspark, Inc.* 1,043,573
13,698 Clear Secure, Inc., Class A 759,554
16,446 Clearfield, Inc.* 776,580
19,380 Clearwater Analytics Holdings,
Inc., Class A* 471,709
15,704 Climb Global Solutions, Inc. 339,992
16,156 Cohu, Inc.* 852,229

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
84,044 Commerce.com, Inc., Series 1* $ 263,058
14,700 Commvault Systems, Inc.* 1,745,625
25,445 Consensus Cloud Solutions, Inc.* 874,036
31,666 Core Scientific, Inc.* 850,232
66,241 Corsair Gaming, Inc.* 804,166
30,999 Credo Technology Group
Holding Ltd.* 7,316,694
13,950 CTS Corp. 895,730
467 Daily Journal Corp.* 241,495
43,565 Daktronics, Inc.* 900,924
17,273 Diebold Nixdorf, Inc.* 1,401,531
13,918 Digi International, Inc.* 929,722
83,852 Digital Turbine, Inc.* 736,221
11,992 DigitalOcean Holdings, Inc.* 1,870,152
13,948 Diodes, Inc.* 1,469,003
41,870 Domo, Inc., Class B* 174,598
45,422 D-Wave Quantum, Inc.
(Canada)* 1,369,019
21,712 eGain Corp.* 161,320
8,331 ePlus, Inc. 683,892
19,915 Everforth, Inc.* 451,672
32,819 Evolv Technologies Holdings,
Inc.* 211,683
92,686 Extreme Networks, Inc.* 2,457,106
6,674 Fabrinet (Thailand)* 4,365,864
9,882 Fastly, Inc., Class A* 175,554
46,199 Five9, Inc.* 1,124,946
5,121 FormFactor, Inc.* 638,025
8,349 Frequency Electronics, Inc.* 633,522
30,847 Freshworks, Inc., Class A* 299,524
27,433 GPGI, Inc. 333,585
67,812 Grid Dynamics Holdings, Inc.* 488,246
34,824 Hackett Group, Inc. (The) 401,521
79,717 Harmonic, Inc.* 1,204,524
16,382 Hut 8 Corp.* 2,044,965
7,545 I3 Verticals, Inc., Class A* 153,616
15,675 Ichor Holdings Ltd.* 1,121,076
36,146 Immersion Corp. 234,226
4,049 Impinj, Inc.* 611,399
55,229 Information Services Group, Inc. 249,083
8,967 Insight Enterprises, Inc.* 953,910
9,839 Intapp, Inc.* 227,183
6,404 InterDigital, Inc. 1,614,384
34,501 IonQ, Inc.* 2,486,487
7,871 Itron, Inc.* 649,200
28,764 Kimball Electronics, Inc.* 745,851
33,461 Knowles Corp.* 1,251,776
100,319 Kopin Corp.*
(a)
572,822
10,930 Kulicke & Soffa Industries, Inc.
(Singapore) 1,113,658
15,525 Life360, Inc.*
(a)
659,657
29,659 LiveRamp Holdings, Inc.* 1,113,992
12,085 MaxLinear, Inc.* 1,123,059
37,425 Mirion Technologies, Inc.* 684,129
38,096 Mitek Systems, Inc.* 654,489
53,799 N-able, Inc.* 199,056
28,038 Napco Security Technologies,
Inc. 1,052,266
32,526 NCR Voyix Corp.* 233,862
13,115 NETGEAR, Inc.* 340,859
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
28,568 NetScout Systems, Inc.* $ 1,189,000
12,429 NextNav, Inc.* 256,286
14,298 nLight, Inc.* 1,059,768
3,277 Novanta, Inc.* 522,124
6,111 NVE Corp. 598,511
49,497 OneSpan, Inc. 714,737
36,934 Ooma, Inc.* 651,885
3,875 OSI Systems, Inc.* 839,906
10,567 Ouster, Inc.* 486,610
58,852 Pagaya Technologies Ltd., Class
A* 889,842
74,925 PagerDuty, Inc.* 745,504
11,623 PAR Technology Corp.* 179,459
7,890 PC Connection, Inc. 549,065
15,915 PDF Solutions, Inc.* 777,129
41,068 Penguin Solutions, Inc.* 2,292,826
22,824 Photronics, Inc.* 738,356
7,985 Plexus Corp.* 2,142,855
53,998 Porch Group, Inc.* 562,659
6,623 Power Integrations, Inc. 556,332
13,145 Progress Software Corp.* 431,550
12,796 Q2 Holdings, Inc.* 605,891
10,413 Qualys, Inc.* 1,138,037
25,896 Rambus, Inc.* 3,766,832
61,904 Rapid7, Inc.* 518,756
12,683 Red Violet, Inc.* 720,902
80,399 Rezolve AI PLC*
(a)
239,589
118,668 Ribbon Communications, Inc.* 365,497
47,574 Rigetti Computing, Inc.* 1,215,040
25,532 Riot Platforms, Inc.* 692,173
7,865 Rogers Corp.* 1,113,055
15,246 Sanmina Corp.* 3,959,844
22,574 ScanSource, Inc.* 1,044,499
21,415 Semtech Corp.* 3,266,644
4,238 Silicon Laboratories, Inc.* 922,189
3,093 SiTime Corp.* 2,196,649
6,111 SkyWater Technology, Inc.* 238,207
22,580 SoundHound AI, Inc., Class A*
(a)
203,220
142,059 Sprinklr, Inc., Class A* 792,689
62,444 Sprout Social, Inc., Class A* 467,081
11,195 SPS Commerce, Inc.* 635,316
9,257 Synaptics, Inc.* 1,270,801
48,634 T1 Energy Inc (Norway)* 513,575
44,166 Tenable Holdings, Inc.* 1,246,806
91,522 Terawulf, Inc.* 2,339,302
17,967 Thryv Holdings, Inc.* 69,712
29,941 TTM Technologies, Inc.* 5,201,351
20,954 Turtle Beach Corp.* 273,240
16,136 Ultra Clean Holdings, Inc.* 1,380,758
82,106 Unisys Corp.* 376,867
7,059 Varonis Systems, Inc.* 241,065
14,569 Veeco Instruments, Inc.* 839,757
1,051 Viant Technology, Inc., Class A* 13,369
32,793 Viasat, Inc.* 2,643,772
43,232 Viavi Solutions, Inc.* 2,099,346
12,829 Vishay Precision Group, Inc.* 1,607,602
105,943 Vistance Networks, Inc.* 1,322,169
68,294 VTEX, Class A (Brazil)* 257,468
7,420 Vuzix Corp.*
(a)
34,132
78,771 Weave Communications, Inc.* 474,201

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
7,920 Workiva, Inc.* $ 394,258
159,911 Xerox Holdings Corp. 518,112
58,338 Xperi, Inc.* 463,787
143,126 Yext, Inc.* 598,267
88,162 Zeta Global Holdings Corp.,
Class A* 2,018,028
160,743,832
Materials – 3.7%
19,986 AdvanSix, Inc. 448,486
1,399 Alpha Metallurgical Resources,
Inc.* 278,359
103,167 American Battery Technology
Co.* 372,433
24,507 Arq, Inc.*
(a)
67,639
56,874 Aspen Aerogels, Inc.* 363,994
23,888 Avient Corp. 846,113
3,708 Balchem Corp. 581,155
12,974 Cabot Corp. 1,135,355
19,833 Caledonia Mining Corp. PLC
(South Africa) 471,232
8,956 Century Aluminum Co.* 590,827
100,150 Coeur Mining, Inc. 1,934,898
30,226 Commercial Metals Co. 2,298,687
27,454 Compass Minerals International,
Inc.* 876,332
33,100 Constellium SE* 1,134,006
10,877 Core Molding Technologies,
Inc.* 257,676
24,732 Critical Metals Corp. (Austria)*
(a)
276,998
35,978 Dakota Gold Corp.* 207,233
59,461 Ecovyst, Inc.* 784,291
7,719 Flotek Industries, Inc.* 153,994
8,100 Greif, Inc., Class A 512,973
3,703 Hawkins, Inc. 573,113
11,124 HB Fuller Co. 712,826
66,860 Hecla Mining Co. 1,188,102
10,464 Idaho Strategic Resources, Inc.* 409,247
8,848 Ingevity Corp.* 600,071
6,953 Innospec, Inc. 576,682
25,079 Ivanhoe Electric, Inc.* 337,563
5,144 Kaiser Aluminum Corp. 936,414
7,556 Knife River Corp.* 593,222
20,327 Koppers Holdings, Inc. 829,342
15,123 LSB Industries, Inc.* 189,642
5,786 Materion Corp. 1,273,151
45,867 Mativ Holdings, Inc. 407,299
21,757 Metallus, Inc.* 427,525
11,080 Minerals Technologies, Inc. 853,382
40,204 Myers Industries, Inc. 916,651
78,458 NioCorp Developments Ltd.* 452,703
51,790 Novagold Resources, Inc.
(Canada)* 443,840
45,856 O-I Glass, Inc.* 401,240
38,222 Perimeter Solutions, Inc.* 1,233,806
26,148 Perpetua Resources Corp.* 707,826
3,854 Quaker Chemical Corp. 553,165
15,727 Ramaco Resources, Inc., Class
A* 245,498
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
62,651 Rayonier Advanced Materials,
Inc.* $ 573,257
40,270 Ryerson Holding Corp. 1,151,722
6,173 Sensient Technologies Corp. 702,796
4,232 Smith-Midland Corp.* 135,636
46,519 SSR Mining, Inc. (Canada)* 1,452,323
9,535 Stepan Co. 503,925
46,876 SunCoke Energy, Inc. 422,353
8,832 Sylvamo Corp. 346,833
10,768 TriMas Corp. 440,734
14,043 U.S. Gold Corp.* 226,654
103,485 United States Antimony Corp.*
(a)
929,295
3,239 United States Lime & Minerals,
Inc. 369,214
8,735 USA Rare Earth, Inc.* 244,667
3,987 Warrior Met Coal, Inc. 376,931
5,371 Worthington Steel, Inc. 226,603
36,557,934
Real Estate – 3.7%
19,421 Acadia Realty Trust REIT 427,650
833 Alexander's, Inc. REIT 205,010
16,551 American Assets Trust, Inc.
REIT 385,638
31,257 American Healthcare REIT, Inc.
REIT 1,528,155
50,485 Apple Hospitality REIT, Inc.
REIT 741,625
131,497 Brandywine Realty Trust REIT 407,641
33,993 Broadstone Net Lease, Inc. REIT 687,678
14,813 BRT Apartments Corp. REIT 214,640
41,619 CareTrust REIT, Inc. REIT 1,698,888
19,768 CBL & Associates Properties,
Inc. REIT 950,643
65,519 Chatham Lodging Trust REIT 710,881
282,965 Compass, Inc., Class A* 2,328,802
19,011 COPT Defense Properties REIT 609,493
8,969 CTO Realty Growth, Inc. REIT 184,313
7,669 Curbline Properties Corp. REIT 223,398
51,261 Cushman & Wakefield Ltd.* 637,687
66,170 DiamondRock Hospitality Co.
REIT 727,208
26,441 Diversified Healthcare Trust
REIT 219,989
102,849 Douglas Elliman, Inc.* 185,128
73,158 Douglas Emmett, Inc. REIT 851,559
15,618 Easterly Government Properties,
Inc. REIT 374,520
77,882 Empire State Realty Trust, Inc.,
Class A REIT 446,264
24,930 Essential Properties Realty Trust,
Inc. REIT 762,359
120,459 eXp World Holdings, Inc. 592,658
12,077 Four Corners Property Trust, Inc.
REIT 300,717
95,395 Franklin Street Properties Corp.
REIT 50,302
7,562 FRP Holdings, Inc.* 174,758
7,022 Getty Realty Corp. REIT 228,426

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
20,312 Gladstone Commercial Corp.
REIT $ 256,134
40,660 Global Net Lease, Inc. REIT 380,984
69,515 Hudson Pacific Properties, Inc.
REIT* 832,790
32,467 Independence Realty Trust, Inc.
REIT 526,939
42,740 Industrial Logistics Properties
Trust REIT 383,378
10,030 InvenTrust Properties Corp.
REIT 332,294
21,726 JBG SMITH Properties REIT 318,720
29,361 Kite Realty Group Trust REIT 805,079
9,948 LTC Properties, Inc. REIT 372,155
7,147 LXP Industrial Trust REIT 369,071
26,659 Macerich Co. (The) REIT 600,361
7,769 Marcus & Millichap, Inc. 219,397
10,717 Modiv Industrial, Inc. REIT 194,621
8,632 National Health Investors, Inc.
REIT 632,639
13,026 NET Lease Office Properties
REIT 156,442
31,057 NETSTREIT Corp. REIT 629,215
32,088 Newmark Group, Inc., Class A 448,269
28,955 Outfront Media, Inc. REIT 933,509
63,446 Pebblebrook Hotel Trust REIT 967,551
12,422 Phillips Edison & Co., Inc. REIT 498,743
86,151 Piedmont Realty Trust, Inc.
REIT* 715,915
24,694 RE/MAX Holdings, Inc., Class
A* 235,581
194,226 Real Brokerage, Inc. (The)
(Canada)*
(a)
349,607
74,811 RLJ Lodging Trust REIT 727,911
12,586 RMR Group, Inc. (The), Class A 251,091
9,071 Ryman Hospitality Properties,
Inc. REIT 1,044,344
40,984 Sabra Health Care REIT, Inc.
REIT 815,172
215,965 Service Properties Trust REIT 386,577
7,663 Sila Realty Trust, Inc. REIT 231,729
29,973 SITE Centers Corp. REIT 151,364
7,809 SL Green Realty Corp. REIT 354,529
7,088 St Joe Co. (The) 451,009
134,072 Summit Hotel Properties, Inc.
REIT 773,595
67,037 Sunstone Hotel Investors, Inc.
REIT 725,340
14,271 Tanger, Inc. REIT 514,755
6,720 Terreno Realty Corp. REIT 441,437
12,136 UMH Properties, Inc. REIT 182,283
14,177 Urban Edge Properties REIT 318,132
47,340 Xenia Hotels & Resorts, Inc.
REIT 822,296
36,206,988
Utilities – 2.2%
5,059 American States Water Co. 390,909
21,646 Avista Corp. 897,660
19,110 Black Hills Corp. 1,391,590
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
34,041 Brookfield Infrastructure Corp.,
Class A (Canada)
(a)
$ 1,413,723
7,001 California Water Service Group 315,745
4,777 Chesapeake Utilities Corp. 589,100
16,565 Consolidated Water Co. Ltd. 499,932
27,986 Genie Energy Ltd., Class B 388,446
32,815 Hallador Energy Co.* 632,017
71,332 Hawaiian Electric Industries,
Inc.* 948,716
5,009 MGE Energy, Inc. 378,179
54,617 Montauk Renewables, Inc.* 95,034
16,907 New Jersey Resources Corp. 934,112
14,021 Northwest Natural Holding Co. 679,878
14,794 Northwestern Energy Group, Inc. 1,044,604
18,361 Oklo, Inc.*
(a)
1,227,984
15,649 ONE Gas, Inc. 1,216,553
12,687 Ormat Technologies, Inc. 1,741,037
7,078 Otter Tail Corp. 613,379
24,583 Portland General Electric Co. 1,232,100
30,243 Pure Cycle Corp.* 313,015
3,158 RGC Resources, Inc. 72,792
15,702 Southwest Gas Holdings, Inc. 1,353,669
16,367 Spire, Inc. 1,346,349
22,468 TXNM Energy, Inc. 1,330,330
3,629 Unitil Corp. 181,559
21,228,412
TOTAL COMMON STOCKS
(Cost $729,746,309)
969,983,546
Units Description Expiration Month Value
A
Rights – 0.0%
Health Care – –%
4,104 Chinook
Therapeutics,
Inc.*
(b)
12/25 —
Materials – 0.0%
15,501 Resolute Forest
Products*
(b)
09/23 22,012
TOTAL RIGHTS
(Cost $0)
22,012
Shares Dividend Rate Value
aa
Investment Company – 1.4%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
14,285,641 3.519% 14,285,641
(Cost $14,285,641)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $744,031,950)
984,291,199

GOLDMAN SACHS ACTIVEBETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.2%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
12,090,600 3.532% $ 12,090,600
(Cost $12,090,600)
TOTAL INVESTMENTS – 101.0%
(Cost $756,122,550)
$ 996,381,799
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.0)%
(10,193,883)
NET ASSETS – 100.0%
$ 986,187,916
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At May 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 100 06/18/26 $ 14,621,500 $ 1,011,450

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 99.4%
Australia – 2.1%
93,187 ALS Ltd. (Industrials) $ 1,581,664
17,208 Ampol Ltd. (Energy) 415,512
11,945 Anglogold Ashanti PLC
(Materials) 1,156,754
27,147 ANZ Group Holdings Ltd.
(Financials) 687,536
81,437 BHP Group Ltd. (Materials) 3,650,989
25,009 Cochlear Ltd. (Health Care) 1,808,395
114,334 Coles Group Ltd. (Consumer
Staples) 1,786,760
24,136 Commonwealth Bank of
Australia (Financials) 2,865,714
254,409 Endeavour Group Ltd.
(Consumer Staples) 527,176
60,340 Evolution Mining Ltd.
(Materials) 527,054
171,565 Glencore PLC (Materials)* 1,313,102
10,246 IREN Ltd. (Information
Technology)* 651,031
23,140 JB Hi-Fi Ltd. (Consumer
Discretionary) 1,240,202
442,583 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 1,725,937
30,544 Lynas Rare Earths Ltd.
(Materials)* 421,727
32,403 National Australia Bank Ltd.
(Financials) 870,310
12,912 Pro Medicus Ltd. (Health Care) 1,228,720
48,979 QBE Insurance Group Ltd.
(Financials) 797,843
22,135 Ramsay Health Care Ltd.
(Health Care) 590,700
14,010 REA Group Ltd.
(Communication Services) 1,501,950
4,469 Rio Tinto Ltd. (Materials) 596,883
14,148 Rio Tinto PLC (Materials) 1,519,563
23,895 Sonic Healthcare Ltd. (Health
Care) 335,597
232,702 Telstra Group Ltd.
(Communication Services) 872,306
31,152 Wesfarmers Ltd. (Consumer
Discretionary) 1,788,403
36,040 Westpac Banking Corp.
(Financials) 933,508
102,791 Whitehaven Coal Ltd. (Energy) 647,134
48,285 Woodside Energy Group Ltd.
(Energy) 1,065,161
72,469 Woolworths Group Ltd.
(Consumer Staples) 1,836,944
65,292 Worley Ltd. (Industrials) 607,890
35,552,465
Austria – 0.3%
11,826 ANDRITZ AG (Industrials) 1,077,808
3,027 BAWAG Group AG
(Financials)
(a)
544,337
7,179 Erste Group Bank AG
(Financials) 862,887
6,051 OMV AG (Energy) 435,324
3,318 Strabag SE (Industrials) 368,222
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
9,266 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) $ 682,298
24,232 voestalpine AG (Materials) 1,368,634
22,678 Wienerberger AG (Materials) 640,431
5,979,941
Belgium – 0.1%
1,684 Ackermans & van Haaren NV
(Industrials) 534,127
9,056 Ageas SA/NV (Financials) 703,823
10,628 Anheuser-Busch InBev SA/NV
(Consumer Staples) 855,762
3,315 KBC Group NV (Financials) 440,809
2,534,521
Brazil – 0.2%
612 MercadoLibre, Inc. (Consumer
Discretionary)* 1,037,738
7,599 Wheaton Precious Metals Corp.
(Materials) 1,022,504
16,897 Yara International ASA
(Materials) 919,938
2,980,180
Canada – 2.8%
8,283 Agnico Eagle Mines Ltd.
(Materials) 1,524,137
11,652 Alimentation Couche-Tard, Inc.
(Consumer Staples) 658,832
12,549 Bank of Montreal (Financials) 2,039,924
20,103 Bank of Nova Scotia (The)
(Financials) 1,614,311
29,639 Barrick Mining Corp.
(Materials) 1,267,277
4,375 Bombardier, Inc., Class B
(Industrials)* 987,682
8,793 Brookfield Corp. (Financials) 400,921
5,751 Cameco Corp. (Energy) 646,719
17,708 Canadian Imperial Bank of
Commerce (Financials) 1,934,505
30,560 Canadian Natural Resources
Ltd. (Energy) 1,390,956
3,091 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 396,935
2,066 Celestica, Inc. (Information
Technology)* 799,389
36,425 Cenovus Energy, Inc. (Energy) 1,006,378
1,188 Constellation Software, Inc.
(Information Technology) 2,434,410
12,631 Emera, Inc. (Utilities) 661,098
38,437 Empire Co. Ltd. (Consumer
Staples) 1,364,150
20,027 Enbridge, Inc. (Energy) 1,099,664
634 Fairfax Financial Holdings Ltd.
(Financials) 987,531
2,351 Franco-Nevada Corp.
(Materials) 545,037
9,884 George Weston Ltd. (Consumer
Staples) 692,967
6,720 Imperial Oil Ltd. (Energy) 797,931

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
33,986 Kinross Gold Corp. (Materials) $ 1,033,236
31,254 Loblaw Cos. Ltd. (Consumer
Staples) 1,399,175
28,478 Lundin Gold, Inc. (Materials) 1,902,944
18,196 Magna International, Inc.
(Consumer Discretionary) 1,180,220
18,713 Manulife Financial Corp.
(Financials)
(b)
716,298
5,468 National Bank of Canada
(Financials) 799,192
12,492 Pan American Silver Corp.
(Materials) 713,945
14,678 Power Corp. of Canada
(Financials) 887,893
24,943 Royal Bank of Canada
(Financials) 4,788,158
15,705 Shopify, Inc., Class A
(Information Technology)* 1,874,385
5,397 Sun Life Financial, Inc.
(Financials)
(b)
388,178
30,505 Suncor Energy, Inc. (Energy) 1,908,182
12,293 TC Energy Corp. (Energy) 819,742
39,677 Toronto-Dominion Bank (The)
(Financials) 4,543,608
8,511 WSP Global, Inc. (Industrials) 1,206,387
47,412,297
Chile – 0.1%
32,133 Lundin Mining Corp.
(Materials) 960,573
China – 0.2%
288,616 BYD Electronic International
Co. Ltd. (Information
Technology) 1,074,568
400,213 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 866,054
355,405 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 853,436
7,807 Prosus NV (Consumer
Discretionary)* 355,487
678,222 Sino Biopharmaceutical Ltd.
(Health Care) 431,818
170,065 SITC International Holdings
Co. Ltd. (Industrials) 751,225
4,332,588
Denmark – 0.3%
16,864 Danske Bank A/S (Financials) 888,452
3,014 Genmab A/S (Health Care)* 801,939
58,980 Novo Nordisk A/S, Class B
(Health Care) 2,697,904
4,388,295
Finland – 0.2%
51,616 Nordea Bank Abp (Financials) 992,043
20,717 Orion OYJ, Class B (Health
Care) 1,730,982
2,723,025
Shares Description Value
a
Common Stocks – (continued)
France – 1.5%
3,177 Air Liquide SA (Materials) $ 660,214
4,647 Airbus SE (Industrials) 974,481
29,947 AXA SA (Financials) 1,388,432
15,508 BNP Paribas SA (Financials) 1,682,123
21,007 Bouygues SA (Industrials) 1,236,983
4,209 Capgemini SE (Information
Technology)* 500,747
16,096 Cie de Saint-Gobain SA
(Industrials) 1,469,977
27,552 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 1,013,104
32,721 Credit Agricole SA (Financials) 633,851
6,848 Danone SA (Consumer Staples) 486,989
26,621 Engie SA (Utilities) 822,301
3,474 EssilorLuxottica SA (Health
Care) 710,056
494 Hermes International SCA
(Consumer Discretionary) 933,888
5,031 L'Oreal SA (Consumer Staples) 2,245,924
3,375 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 1,863,088
43,888 Orange SA (Communication
Services) 918,544
3,897 Safran SA (Industrials) 1,390,204
21,513 Societe Generale SA
(Financials) 1,798,244
39,442 TotalEnergies SE (Energy) 3,460,301
6,327 Vinci SA (Industrials) 923,282
25,112,733
Germany – 1.7%
13,093 adidas AG (Consumer
Discretionary) 2,545,463
6,021 Allianz SE (Financials) 2,681,203
30,037 Bayer AG (Health Care) 1,280,439
5,703 Beiersdorf AG (Consumer
Staples)
(b)
460,401
13,335 Commerzbank AG
(Financials)
(b)
576,701
4,968 Continental AG (Consumer
Discretionary) 413,703
16,131 Daimler Truck Holding AG
(Industrials) 793,435
41,112 Deutsche Bank AG (Financials) 1,336,603
48,606 Deutsche Post AG (Industrials) 2,904,106
55,343 Deutsche Telekom AG
(Communication Services) 1,863,853
17,838 E.ON SE (Utilities) 378,853
14,413 Fresenius Medical Care AG
(Health Care) 625,508
2,608 Heidelberg Materials AG
(Materials) 580,682
6,946 Knorr-Bremse AG (Industrials) 840,555
17,318 Mercedes-Benz Group AG
(Consumer Discretionary) 1,054,721

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
1,819 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) $ 960,090
683 Rheinmetall AG (Industrials) 1,030,875
12,817 RWE AG (Utilities) 816,044
13,775 SAP SE (Information
Technology) 2,495,766
10,243 Siemens AG (Industrials) 3,224,941
13,122 Siemens Energy AG
(Industrials) 2,499,650
4,439 Talanx AG (Financials) 533,550
29,897,142
Hong Kong – 0.6%
143,996 AIA Group Ltd. (Financials) 1,511,173
252,317 Cathay Pacific Airways Ltd.
(Industrials) 428,180
786,678 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 647,418
18,536 Hong Kong Exchanges &
Clearing Ltd. (Financials) 945,555
67,768 Prudential PLC (Financials) 978,793
49,897 Sun Hung Kai Properties Ltd.
(Real Estate) 838,471
73,320 Swire Pacific Ltd., Class A
(Industrials) 763,380
112,224 Swire Properties Ltd. (Real
Estate) 318,455
130,056 Techtronic Industries Co. Ltd.
(Industrials) 1,929,915
1,044,635 WH Group Ltd. (Consumer
Staples)
(a)
1,206,261
9,567,601
Indonesia – 0.1%
18,216 Jardine Matheson Holdings Ltd.
(Industrials) 1,209,178
Ireland – 0.1%
68,831 AIB Group PLC (Financials) 811,256
28,336 Bank of Ireland Group PLC
(Financials) 576,519
1,387,775
Israel – 1.2%
33,167 Bank Hapoalim BM
(Financials) 857,732
32,872 Bank Leumi Le-Israel BM
(Financials) 838,494
410,045 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 1,171,578
1,473 Big Shopping Centers Ltd.
(Real Estate) 403,368
33,245 Cellebrite DI Ltd. (Information
Technology)* 489,699
12,924 Clal Insurance Enterprises
Holdings Ltd. (Financials) 1,306,023
2,600 Delek Group Ltd. (Energy) 803,802
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
857 Elbit Systems Ltd. (Industrials) $ 774,325
8,242 Enlight Renewable Energy Ltd.
(Utilities)* 893,157
4,824 First International Bank Of
Israel Ltd. (The) (Financials) 412,633
19,137 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 1,221,896
30,142 Israel Discount Bank Ltd., Class
A (Financials) 336,637
4,923 Menora Mivtachim Holdings
Ltd. (Financials) 918,590
159,618 Migdal Insurance & Financial
Holdings Ltd. (Financials)* 1,088,052
5,527 Mizrahi Tefahot Bank Ltd.
(Financials) 427,224
20,911 Next Vision Stabilized Systems
Ltd. (Information Technology) 2,237,707
15,402 OPC Energy Ltd. (Utilities)*
(b)
680,150
13,597 Phoenix Financial Ltd.
(Financials) 908,908
20,368 Plus500 Ltd. (Financials) 1,216,809
49,983 Shufersal Ltd. (Consumer
Staples) 869,525
5,291 Tower Semiconductor Ltd.
(Information Technology)* 1,520,612
20,372 Wix.com Ltd. (Information
Technology)* 1,142,054
20,518,975
Italy – 1.0%
215,204 A2A SpA (Utilities) 564,797
34,968 Banca Mediolanum SpA
(Financials) 808,366
48,950 Banco BPM SpA (Financials) 770,293
31,225 BPER Banca SpA (Financials) 423,337
113,544 Enel SpA (Utilities) 1,275,315
36,619 Eni SpA (Energy) 962,765
15,462 FinecoBank Banca Fineco SpA
(Financials) 378,190
12,209 Generali (Financials) 551,513
274,352 Intesa Sanpaolo SpA
(Financials) 1,859,142
7,290 Leonardo SpA (Industrials) 462,955
6,626 Moncler SpA (Consumer
Discretionary) 431,922
13,442 Poste Italiane SpA (Financials) 397,801
189,720 PRADA SpA (Consumer
Discretionary) 887,913
8,333 Prysmian SpA (Industrials) 1,439,182
3,058,040 Telecom Italia SpA
(Communication Services)*
(b)
2,600,783
26,399 UniCredit SpA (Financials) 2,287,063
28,503 Unipol Assicurazioni SpA
(Financials) 706,476
16,807,813
Japan – 8.0%
23,624 Advantest Corp. (Information
Technology) 3,883,662

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
60,823 Aeon Co. Ltd. (Consumer
Staples) $ 531,662
52,545 Aisin Corp. (Consumer
Discretionary) 796,641
35,748 ANA Holdings, Inc.
(Industrials) 671,103
54,117 Asahi Group Holdings Ltd.
(Consumer Staples) 517,917
64,969 Asahi Intecc Co. Ltd. (Health
Care) 1,536,989
61,916 Asics Corp. (Consumer
Discretionary) 1,883,656
163,768 Astellas Pharma, Inc. (Health
Care) 2,348,655
28,820 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 659,172
28,412 BayCurrent, Inc. (Industrials) 1,002,335
27,720 Bridgestone Corp. (Consumer
Discretionary) 599,535
35,440 Brother Industries Ltd.
(Information Technology) 835,519
22,325 Central Japan Railway Co.
(Industrials) 487,899
45,524 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 1,011,486
158,980 CyberAgent, Inc.
(Communication Services) 1,291,794
19,194 Dai Nippon Printing Co. Ltd.
(Industrials) 334,047
85,744 Daiichi Life Group, Inc.
(Financials) 881,193
35,032 Daiichi Sankyo Co. Ltd. (Health
Care) 594,283
46,445 Daiwa Securities Group, Inc.
(Financials) 437,783
30,960 Dentsu Group, Inc.
(Communication Services)* 584,621
1,732 Disco Corp. (Information
Technology) 708,184
23,424 Eisai Co. Ltd. (Health Care) 586,225
39,713 Electric Power Development Co.
Ltd. (Utilities) 1,002,118
130,860 ENEOS Holdings, Inc. (Energy) 1,073,169
1,932 Fast Retailing Co. Ltd.
(Consumer Discretionary) 999,193
34,216 Food & Life Cos. Ltd.
(Consumer Discretionary) 2,337,452
33,608 Fujikura Ltd. (Industrials) 1,007,248
24,440 Fujitsu Ltd. (Information
Technology) 517,080
12,016 Fukuoka Financial Group, Inc.
(Financials) 494,861
3,800 Furukawa Electric Co. Ltd.
(Industrials) 1,242,716
37,156 Haseko Corp. (Consumer
Discretionary) 633,115
18,636 Hitachi Construction Machinery
Co. Ltd. (Industrials) 608,635
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
46,032 Hitachi Ltd. (Industrials) $ 1,493,821
15,877 Hoya Corp. (Health Care) 2,700,855
10,864 Ibiden Co. Ltd. (Information
Technology) 1,569,646
109,369 Idemitsu Kosan Co. Ltd.
(Energy) 960,818
30,244 IHI Corp. (Industrials) 525,598
45,232 Inpex Corp. (Energy) 1,024,035
52,852 ITOCHU Corp. (Industrials) 642,597
40,632 J Front Retailing Co. Ltd.
(Consumer Discretionary) 553,365
120,651 Japan Airlines Co. Ltd.
(Industrials) 2,076,282
64,768 Japan Post Holdings Co. Ltd.
(Financials) 841,386
115,176 Japan Post Insurance Co. Ltd.
(Financials) 1,034,261
53,349 JFE Holdings, Inc. (Materials)
(b)
569,885
33,000 JX Advanced Metals Corp.
(Materials) 814,480
18,836 Kajima Corp. (Industrials) 698,940
42,568 Kawasaki Kisen Kaisha Ltd.
(Industrials) 673,857
11,608 Kinden Corp. (Industrials) 523,487
8,200 Kioxia Holdings Corp.
(Information Technology)* 3,391,984
68,269 Kyushu Electric Power Co., Inc.
(Utilities) 702,889
4,280 Lasertec Corp. (Information
Technology) 1,078,940
58,559 Lixil Corp. (Industrials) 620,389
206,421 LY Corp. (Communication
Services) 541,111
31,060 Marubeni Corp. (Industrials) 1,013,806
77,192 MatsukiyoCocokara & Co.
(Consumer Staples) 1,100,976
40,528 Medipal Holdings Corp. (Health
Care) 699,356
39,713 MISUMI Group, Inc.
(Industrials) 941,247
140,228 Mitsubishi Chemical Group
Corp. (Materials) 1,010,374
48,272 Mitsubishi Corp. (Industrials) 1,535,886
24,644 Mitsubishi Electric Corp.
(Industrials) 1,015,236
28,004 Mitsubishi Estate Co. Ltd. (Real
Estate) 713,514
78,119 Mitsubishi HC Capital, Inc.
(Financials) 638,683
40,328 Mitsubishi Heavy Industries
Ltd. (Industrials) 964,183
172,508 Mitsubishi UFJ Financial
Group, Inc. (Financials) 3,249,899
24,748 Mitsui & Co. Ltd. (Industrials) 822,394
57,433 Mitsui Chemicals, Inc.
(Materials) 787,047
57,640 Mitsui Fudosan Co. Ltd. (Real
Estate) 554,168

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
6,844 Mitsui Kinzoku Co. Ltd.
(Materials) $ 2,219,711
31,668 Mizuho Financial Group, Inc.
(Financials) 1,431,316
74,236 MonotaRO Co. Ltd.
(Industrials) 880,908
35,132 MS&AD Insurance Group
Holdings, Inc. (Financials) 946,108
28,720 NEC Corp. (Information
Technology) 740,236
36,256 NGK Corp. (Industrials) 1,438,488
27,587 NH Foods Ltd. (Consumer
Staples) 1,058,146
45,216 NIDEC Corp. (Industrials)* 793,034
7,336 Nintendo Co. Ltd.
(Communication Services) 329,403
52,610 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 1,738,024
107,862 Nippon Steel Corp.
(Materials)
(b)
383,910
24,908 Nippon Television Holdings,
Inc. (Communication Services) 444,288
20,876 Nippon Yusen KK
(Industrials)
(b)
696,741
87,577 Nomura Holdings, Inc.
(Financials) 706,932
165,524 Olympus Corp. (Health Care) 1,856,543
7,128 Open House Group Co. Ltd.
(Consumer Discretionary) 387,139
24,948 ORIX Corp. (Financials) 977,453
28,251 Osaka Gas Co. Ltd. (Utilities) 951,402
21,168 Otsuka Holdings Co. Ltd.
(Health Care) 1,557,781
99,276 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 547,674
477,030 Persol Holdings Co. Ltd.
(Industrials) 726,378
262,808 Rakuten Group, Inc. (Consumer
Discretionary)* 1,230,421
47,964 Recruit Holdings Co. Ltd.
(Industrials) 3,184,744
11,600 Resonac Holdings Corp.
(Materials) 1,364,106
80,082 Ricoh Co. Ltd. (Information
Technology) 733,712
27,396 Rinnai Corp. (Consumer
Discretionary) 583,923
80,412 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 1,961,428
295,832 Sanrio Co. Ltd. (Consumer
Discretionary) 1,591,126
21,892 Sanwa Holdings Corp.
(Industrials) 501,265
40,020 SBI Holdings, Inc. (Financials) 731,567
17,312 Seibu Holdings, Inc.
(Industrials) 306,622
59,980 Seven & i Holdings Co. Ltd.
(Consumer Staples) 700,627
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
46,520 Shimizu Corp. (Industrials) $ 783,613
26,000 Shin-Etsu Chemical Co. Ltd.
(Materials) 1,267,090
79,228 Shiseido Co. Ltd. (Consumer
Staples) 1,398,771
27,620 Shizuoka Financial Group, Inc.
(Financials) 498,128
40,428 SoftBank Group Corp.
(Communication Services) 1,902,419
10,752 Sompo Holdings, Inc.
(Financials) 402,415
72,608 Sony Group Corp. (Consumer
Discretionary) 1,570,840
35,440 Subaru Corp. (Consumer
Discretionary) 543,655
23,404 Sugi Holdings Co. Ltd.
(Consumer Staples) 404,671
246,237 Sumitomo Chemical Co. Ltd.
(Materials) 943,865
31,776 Sumitomo Corp. (Industrials) 1,417,035
19,652 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 1,553,618
42,668 Sumitomo Mitsui Financial
Group, Inc. (Financials) 1,559,678
22,300 Sumitomo Mitsui Trust Group,
Inc. (Financials) 766,821
57,740 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 754,802
24,440 Sundrug Co. Ltd. (Consumer
Staples) 556,843
49,696 Suzuki Motor Corp. (Consumer
Discretionary) 616,088
52,444 Sysmex Corp. (Health Care) 460,232
8,552 Taisei Corp. (Industrials) 752,645
27,062 Takeda Pharmaceutical Co. Ltd.
(Health Care) 870,050
103,541 Tohoku Electric Power Co., Inc.
(Utilities) 654,652
29,756 Tokio Marine Holdings, Inc.
(Financials) 1,329,197
50,920 Tokyo Century Corp.
(Financials) 755,531
8,252 Tokyo Electron Ltd.
(Information Technology) 2,717,318
19,452 Tokyo Gas Co. Ltd. (Utilities) 779,595
113,548 Toyota Motor Corp. (Consumer
Discretionary) 2,169,816
28,004 Toyota Tsusho Corp.
(Industrials) 1,219,095
38,856 Trend Micro, Inc. (Information
Technology) 1,466,955
71,064 Tsuruha Holdings, Inc.
(Consumer Staples) 880,097
34,908 Yamazaki Baking Co. Ltd.
(Consumer Staples) 686,801
8,960 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 404,070
25,456 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 1,287,592

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
103,408 ZOZO, Inc. (Consumer
Discretionary) $ 643,223
137,903,720
Luxembourg – 0.1%
149,532 CVC Capital Partners PLC
(Financials)
(a)
2,397,582
Mexico – 0.1%
42,273 Fresnillo PLC (Materials) 1,872,427
Netherlands – 1.3%
28,833 ABN AMRO Bank NV
(Financials) 1,148,025
2,169 Argenx SE ADR (Health Care)* 1,813,262
6,963 ASML Holding NV
(Information Technology) 11,252,164
9,416 Heineken Holding NV
(Consumer Staples) 680,158
61,632 ING Groep NV (Financials) 1,920,305
54,736 Koninklijke Ahold Delhaize NV
(Consumer Staples) 2,310,331
7,108 Nebius Group NV (Information
Technology)* 1,642,588
2,883 NXP Semiconductors NV
(Information Technology) 926,452
21,693,285
New Zealand – 0.1%
260,576 a2 Milk Co. Ltd. (The)
(Consumer Staples) 1,021,845
56,499 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 1,261,370
2,283,215
Norway – 0.3%
4,306 Aker ASA, Class A (Industrials) 580,959
15,559 DNB Bank ASA (Financials) 484,197
53,384 DOF Group ASA (Energy) 691,347
14,370 Gjensidige Forsikring ASA
(Financials) 397,403
68,198 Norsk Hydro ASA (Materials) 835,934
14,146 Protector Forsikring ASA
(Financials) 699,703
66,761 TOMRA Systems ASA
(Industrials) 701,933
4,391,476
Poland – 0.5%
14,706 Asseco Poland SA (Information
Technology) 798,886
95,348 Dino Polska SA (Consumer
Staples)*
(a)
810,845
34,007 InPost SA (Industrials)* 609,554
7,994 KGHM Polska Miedz SA
(Materials)* 771,523
279 LPP SA (Consumer
Discretionary) 1,739,417
42,977 ORLEN SA (Energy) 1,682,152
215,889 PGE Polska Grupa
Energetyczna SA (Utilities)* 630,655
Shares Description Value
a
Common Stocks – (continued)
Poland – (continued)
49,036 Powszechny Zaklad
Ubezpieczen SA (Financials) $ 871,920
7,914,952
Portugal – 0.1%
382,643 Banco Comercial Portugues SA,
Class R (Financials) 434,202
37,921 Jeronimo Martins SGPS SA
(Consumer Staples) 803,615
1,237,817
Singapore – 0.5%
38,930 DBS Group Holdings Ltd.
(Financials) 1,918,188
80,804 Keppel Ltd. (Industrials) 681,735
48,386 Oversea-Chinese Banking Corp.
Ltd. (Financials) 887,782
229,129 SATS Ltd. (Industrials) 691,690
292,901 Seatrium Ltd. (Industrials) 486,886
149,207 Singapore Airlines Ltd.
(Industrials) 793,212
66,774 Singapore Exchange Ltd.
(Financials) 1,145,580
55,173 Singapore Technologies
Engineering Ltd. (Industrials) 492,311
96,275 Singapore Telecommunications
Ltd. (Communication Services) 327,623
22,755 United Overseas Bank Ltd.
(Financials) 670,865
133,262 UOL Group Ltd. (Real Estate) 1,060,579
9,156,451
South Korea – 0.1%
92,656 Coupang, Inc. (Consumer
Discretionary)* 1,538,090
Spain – 0.8%
9,184 ACS Actividades de
Construccion y Servicios SA
(Industrials) 1,332,158
129,221 Banco Bilbao Vizcaya
Argentaria SA (Financials) 3,032,479
322,550 Banco Santander SA
(Financials) 4,038,020
68,517 CaixaBank SA (Financials) 927,489
10,363 Endesa SA (Utilities) 433,659
74,488 Iberdrola SA (Utilities) 1,695,015
22,727 Industria de Diseno Textil SA
(Consumer Discretionary) 1,413,585
33,585 Repsol SA (Energy) 863,793
119,415 Telefonica SA (Communication
Services) 548,766
14,284,964
Sweden – 0.6%
22,827 Avanza Bank Holding AB
(Financials) 856,144
21,869 Axfood AB (Consumer Staples) 624,812
28,896 Boliden AB (Materials) 1,802,000

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
75,773 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(b)
$ 1,347,103
33,925 Nordnet AB publ (Financials)
(b)
1,186,773
7,224 Saab AB, Class B (Industrials) 445,415
29,154 Sandvik AB (Industrials) 1,188,799
40,636 Securitas AB, Class B
(Industrials) 678,642
12,761 Skanska AB, Class B
(Industrials) 346,070
24,251 Svenska Handelsbanken AB,
Class A (Financials) 358,384
19,883 Swedbank AB, Class A
(Financials) 735,175
20,786 Tele2 AB, Class B
(Communication Services) 390,135
98,376 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 1,279,610
11,239,062
Switzerland – 1.2%
28,260 ABB Ltd. (Industrials) 3,024,382
5,058 Cie Financiere Richemont SA
(Consumer Discretionary) 1,093,359
1,761 Galderma Group AG (Health
Care)* 375,369
1,985 Geberit AG (Industrials) 1,304,280
8,233 Kuehne + Nagel International
AG (Industrials)
(b)
1,900,328
35,315 Nestle SA (Consumer Staples) 3,590,483
1,394 Partners Group Holding AG
(Financials) 1,475,801
15,976 SGS SA (Industrials) 1,817,299
10,567 Straumann Holding AG (Health
Care) 1,280,996
281 Swiss Life Holding AG
(Financials) 305,977
6,516 TE Connectivity PLC
(Information Technology) 1,390,580
30,434 UBS Group AG (Financials) 1,442,728
1,803 Zurich Insurance Group AG
(Financials) 1,285,302
20,286,884
United Kingdom – 2.7%
10,406 3i Group PLC (Financials) 319,109
31,827 Admiral Group PLC
(Financials) 1,414,025
20,178 Associated British Foods PLC
(Consumer Staples) 495,565
28,486 AstraZeneca PLC (Health Care) 5,299,657
37,114 BAE Systems PLC (Industrials) 1,012,064
303,309 Barclays PLC (Financials) 1,872,309
31,374 British American Tobacco PLC
(Consumer Staples) 1,941,563
139,601 Centrica PLC (Utilities) 352,829
133,908 CK Hutchison Holdings Ltd.
(Industrials) 1,203,692
91,154 GSK PLC (Health Care) 2,311,821
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
315,125 HSBC Holdings PLC
(Financials) $ 5,919,639
8,852 Imperial Brands PLC
(Consumer Staples) 321,689
199,570 International Consolidated
Airlines Group SA ADR
(Industrials) 2,315,012
173,983 J Sainsbury PLC (Consumer
Staples) 694,885
534,092 Kingfisher PLC (Consumer
Discretionary) 2,069,799
314,001 Legal & General Group PLC
(Financials) 1,148,722
887,470 Lloyds Banking Group PLC
(Financials) 1,218,996
96,339 M&G PLC (Financials) 410,359
184,305 Marks & Spencer Group PLC
(Consumer Staples) 884,177
40,208 National Grid PLC (Utilities) 647,942
179,477 NatWest Group PLC
(Financials) 1,450,106
12,214 Next PLC (Consumer
Discretionary) 2,175,702
7,553 Reckitt Benckiser Group PLC
(Consumer Staples) 467,413
26,879 RELX PLC (Industrials) 887,674
133,091 Rolls-Royce Holdings PLC
(Industrials) 2,399,298
134,773 Sage Group PLC (The)
(Information Technology) 1,530,367
33,599 Smith & Nephew PLC (Health
Care) 503,170
9,565 Smiths Group PLC (Industrials) 317,687
53,325 Standard Chartered PLC
(Financials) 1,432,918
36,549 Standard Life PLC (Financials) 382,306
175,192 Tesco PLC (Consumer Staples) 1,015,919
16,547 Unilever PLC (Consumer
Staples) 938,018
937,886 Vodafone Group PLC
(Communication Services) 1,408,346
46,762,778
United States – 70.5%
7,524 3M Co. (Industrials) 1,152,150
28,605 Abbott Laboratories (Health
Care) 2,448,588
34,019 AbbVie, Inc. (Health Care) 7,406,617
9,676 Accenture PLC, Class A
(Information Technology) 1,810,089
10,981 Adobe, Inc. (Information
Technology)* 2,846,385
31,289 Advanced Micro Devices, Inc.
(Information Technology)* 16,148,253
5,762 Aflac, Inc. (Financials) 647,764
4,803 Airbnb, Inc., Class A
(Consumer Discretionary)* 640,288
13,743 Allstate Corp. (The)
(Financials) 2,832,295

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
6,698 Alnylam Pharmaceuticals, Inc.
(Health Care)* $ 2,022,662
113,555 Alphabet, Inc., Class A
(Communication Services) 43,189,509
98,966 Alphabet, Inc., Class C
(Communication Services) 37,253,771
38,543 Altria Group, Inc. (Consumer
Staples) 2,681,822
185,847 Amazon.com, Inc. (Consumer
Discretionary)* 50,297,632
6,156 American Electric Power Co.,
Inc. (Utilities) 779,781
11,860 American Express Co.
(Financials) 3,753,334
12,080 American International Group,
Inc. (Financials) 896,698
3,978 Ameriprise Financial, Inc.
(Financials) 1,773,034
7,740 Amgen, Inc. (Health Care) 2,606,755
25,230 Amphenol Corp., Class A
(Information Technology) 3,753,215
8,295 Analog Devices, Inc.
(Information Technology) 3,432,886
4,044 Aon PLC, Class A (Financials) 1,278,147
398 AP Moller - Maersk A/S, Class
A (Industrials) 964,502
407 AP Moller - Maersk A/S, Class
B (Industrials)
(b)
1,004,742
280,432 Apple, Inc. (Information
Technology) 87,511,610
15,359 Applied Materials, Inc.
(Information Technology) 6,912,472
8,065 AppLovin Corp., Class A
(Information Technology)* 4,944,571
10,478 Arch Capital Group Ltd.
(Financials)* 936,105
24,238 Archer-Daniels-Midland Co.
(Consumer Staples) 1,933,708
20,177 Arista Networks, Inc.
(Information Technology)* 3,217,626
131,623 AT&T, Inc. (Communication
Services) 3,264,250
1,825 Atmos Energy Corp. (Utilities) 308,662
6,321 Autodesk, Inc. (Information
Technology)* 1,462,111
2,265 Automatic Data Processing, Inc.
(Industrials) 502,468
462 AutoZone, Inc. (Consumer
Discretionary)* 1,356,058
17,843 Baker Hughes Co. (Energy) 1,139,811
124,604 Bank of America Corp.
(Financials) 6,429,566
16,378 Bank of New York Mellon Corp.
(The) (Financials) 2,283,585
3,340 Becton Dickinson & Co.
(Health Care) 491,381
24,679 Berkshire Hathaway, Inc., Class
B (Financials)* 11,709,692
4,975 Biogen, Inc. (Health Care)* 975,100
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
2,113 Blackrock, Inc. (Financials) $ 2,212,057
13,166 Blackstone, Inc. (Financials) 1,540,027
9,847 Boeing Co. (The) (Industrials)* 2,276,134
22,100 Booking Holdings, Inc.
(Consumer Discretionary) 3,700,203
20,567 Boston Scientific Corp. (Health
Care)* 993,592
389,437 BP PLC (Energy) 2,739,148
31,321 Bristol-Myers Squibb Co.
(Health Care) 1,790,935
88,987 Broadcom, Inc. (Information
Technology) 39,756,722
5,058 Cadence Design Systems, Inc.
(Information Technology)* 1,896,396
5,601 Capital One Financial Corp.
(Financials) 1,052,596
6,530 Cardinal Health, Inc. (Health
Care) 1,285,104
27,453 Carnival Corp. Ltd. (Consumer
Discretionary) 770,331
10,325 Carvana Co. (Consumer
Discretionary)* 753,725
8,525 Caterpillar, Inc. (Industrials) 7,466,792
3,857 CBRE Group, Inc., Class A
(Real Estate)* 482,279
3,143 Cencora, Inc. (Health Care) 846,598
25,143 Centene Corp. (Health Care)* 1,498,523
9,333 CenterPoint Energy, Inc.
(Utilities) 394,413
32,975 Charles Schwab Corp. (The)
(Financials) 2,880,366
8,075 Charter Communications,
Inc., Class A (Communication
Services)* 1,163,204
2,598 Cheniere Energy, Inc. (Energy) 584,186
33,217 Chevron Corp. (Energy) 6,060,774
15,264 Chipotle Mexican Grill, Inc.
(Consumer Discretionary)* 486,311
6,992 Chubb Ltd. (Financials) 2,179,616
2,819 Ciena Corp. (Information
Technology)* 1,635,668
6,407 Cigna Group (The) (Health
Care) 1,777,302
4,677 Cincinnati Financial Corp.
(Financials) 736,253
8,982 Cintas Corp. (Industrials) 1,538,257
78,100 Cisco Systems, Inc.
(Information Technology) 9,404,802
39,250 Citigroup, Inc. (Financials) 4,941,575
17,148 Citizens Financial Group, Inc.
(Financials) 1,067,634
6,341 Cloudflare, Inc., Class A
(Information Technology)* 1,533,381
6,089 CME Group, Inc. (Financials) 1,665,585
61,312 Coca-Cola Co. (The)
(Consumer Staples) 4,844,261
10,185 Cognizant Technology Solutions
Corp., Class A (Information
Technology) 567,865

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
3,721 Coherent Corp. (Information
Technology)* $ 1,345,030
2,177 Coinbase Global, Inc., Class A
(Financials)* 411,518
29,946 Colgate-Palmolive Co.
(Consumer Staples) 2,699,033
52,858 Comcast Corp., Class A
(Communication Services) 1,314,578
762 Comfort Systems USA, Inc.
(Industrials) 1,393,096
16,864 ConocoPhillips (Energy) 1,922,159
2,756 Constellation Energy Corp.
(Utilities) 793,039
15,618 Corning, Inc. (Information
Technology) 2,829,357
1,151 Corpay, Inc. (Financials)* 416,432
10,022 Corteva, Inc. (Materials) 784,522
8,729 Costco Wholesale Corp.
(Consumer Staples) 8,347,717
8,544 CRH PLC (Materials) 929,502
4,013 Crowdstrike Holdings,
Inc., Class A (Information
Technology)* 2,933,503
27,612 CSX Corp. (Industrials) 1,249,719
3,694 Cummins, Inc. (Industrials) 2,388,651
34,736 CVS Health Corp. (Health
Care) 3,160,281
5,247 D.R. Horton, Inc. (Consumer
Discretionary) 771,781
6,499 Danaher Corp. (Health Care) 1,187,172
4,510 Datadog, Inc., Class A
(Information Technology)* 1,115,549
2,893 Deere & Co. (Industrials) 1,568,527
5,148 Dell Technologies, Inc., Class C
(Information Technology) 2,166,845
15,811 Delta Air Lines, Inc.
(Industrials) 1,304,091
43,032 Devon Energy Corp. (Energy) 1,914,494
19,259 Dexcom, Inc. (Health Care)* 1,420,159
5,192 Diamondback Energy, Inc.
(Energy) 994,164
8,168 Dollar General Corp.
(Consumer Staples) 903,462
16,742 Dollar Tree, Inc. (Consumer
Staples)* 1,949,438
4,842 DoorDash, Inc., Class A
(Consumer Discretionary)* 771,282
9,131 Duke Energy Corp. (Utilities) 1,120,648
6,266 Eaton Corp. PLC (Industrials) 2,510,160
19,987 eBay, Inc. (Consumer
Discretionary) 2,183,979
3,261 Ecolab, Inc. (Materials) 834,816
7,481 Edwards Lifesciences Corp.
(Health Care)* 646,882
7,104 Electronic Arts, Inc.
(Communication Services) 1,433,019
3,223 Elevance Health, Inc. (Health
Care) 1,267,251
17,147 Eli Lilly & Co. (Health Care) 18,947,435
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
6,735 Emerson Electric Co.
(Industrials) $ 968,628
7,874 Entergy Corp. (Utilities) 858,660
9,798 EOG Resources, Inc. (Energy) 1,306,857
1,066 Equinix, Inc. REIT (Real
Estate) 1,138,531
17,976 Estee Lauder Cos., Inc. (The),
Class A (Consumer Staples) 1,598,965
2,933 Everest Group Ltd. (Financials) 950,380
7,564 Exelon Corp. (Utilities) 345,221
7,688 Expedia Group, Inc. (Consumer
Discretionary) 1,735,874
76,528 Exxon Mobil Corp. (Energy) 11,116,457
2,216 Fair Isaac Corp. (Information
Technology)* 2,771,307
54,383 Fastenal Co. (Industrials) 2,403,729
5,790 FedEx Corp. (Industrials) 2,384,033
5,927 Ferguson Enterprises, Inc.
(Industrials) 1,339,324
10,098 Ferrovial NV (Industrials) 691,713
14,543 Fifth Third Bancorp (Financials) 726,132
13,316 FirstEnergy Corp. (Utilities) 617,729
15,486 Fiserv, Inc. (Financials)* 875,888
132,433 Ford Motor Co. (Consumer
Discretionary) 2,309,632
19,398 Fortinet, Inc. (Information
Technology)* 2,676,342
6,523 Fortive Corp. (Industrials) 380,421
13,317 Fox Corp., Class A
(Communication Services) 851,223
13,265 Fox Corp., Class B
(Communication Services) 761,278
20,455 Freeport-McMoRan, Inc.
(Materials) 1,344,098
2,862 Garmin Ltd. (Consumer
Discretionary) 669,479
5,226 GE Vernova, Inc. (Industrials) 5,060,440
3,544 General Dynamics Corp.
(Industrials) 1,229,130
18,986 General Electric Co.
(Industrials) 6,146,907
20,476 General Motors Co. (Consumer
Discretionary) 1,704,422
25,359 Gilead Sciences, Inc. (Health
Care) 3,409,010
23,091 Halliburton Co. (Energy) 897,085
8,578 Hartford Insurance Group, Inc.
(The) (Financials) 1,090,521
2,541 HCA Healthcare, Inc. (Health
Care) 961,870
25,347 Hewlett Packard Enterprise Co.
(Information Technology) 1,090,935
2,354 Hilton Worldwide Holdings,
Inc. (Consumer Discretionary) 771,312
6,839 Holcim AG (Materials)* 677,642
19,545 Home Depot, Inc. (The)
(Consumer Discretionary) 6,198,501
8,274 Honeywell International, Inc.
(Industrials) 1,968,054

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
6,539 Howmet Aerospace, Inc.
(Industrials) $ 1,688,697
21,895 HP, Inc. (Information
Technology) 592,041
4,326 Humana, Inc. (Health Care) 1,321,247
39,554 Huntington Bancshares, Inc.
(Financials) 647,103
10,915 ICON PLC (Health Care)* 1,485,204
3,656 IDEXX Laboratories, Inc.
(Health Care)* 2,060,266
3,174 Illinois Tool Works, Inc.
(Industrials) 784,867
83,235 Intel Corp. (Information
Technology)* 9,545,390
7,442 Interactive Brokers Group, Inc.,
Class A (Financials) 647,231
3,911 Intercontinental Exchange, Inc.
(Financials) 578,241
16,721 International Business Machines
Corp. (Information Technology) 4,979,514
4,557 Intuit, Inc. (Information
Technology) 1,510,782
4,787 Intuitive Surgical, Inc. (Health
Care)* 2,032,752
2,816 IQVIA Holdings, Inc. (Health
Care)* 513,103
11,244 Johnson Controls International
PLC (Industrials) 1,507,371
47,143 Johnson & Johnson (Health
Care) 10,622,732
52,537 JPMorgan Chase & Co.
(Financials) 15,724,849
3,613 Keysight Technologies, Inc.
(Information Technology)* 1,222,386
5,091 Kimberly-Clark Corp.
(Consumer Staples) 496,882
28,989 Kinder Morgan, Inc. (Energy) 900,978
3,211 KLA Corp. (Information
Technology) 6,170,611
34,445 Kraft Heinz Co. (The)
(Consumer Staples) 827,024
33,556 Kroger Co. (The) (Consumer
Staples) 2,085,505
3,310 L3Harris Technologies, Inc.
(Industrials) 1,043,246
28,504 Lam Research Corp.
(Information Technology) 9,069,403
3,270 Leidos Holdings, Inc.
(Industrials) 417,906
6,502 Linde PLC (Materials) 3,235,980
4,635 Lockheed Martin Corp.
(Industrials) 2,458,636
9,743 Loews Corp. (Financials) 1,008,888
12,931 Lowe’s Cos., Inc. (Consumer
Discretionary) 2,771,889
18,533 Lululemon Athletica, Inc.
(Consumer Discretionary)* 2,431,159
1,381 Lumentum Holdings, Inc.
(Information Technology)* 1,180,700
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
3,722 M&T Bank Corp. (Financials) $ 804,361
7,099 Marathon Petroleum Corp.
(Energy) 1,766,018
447 Markel Group, Inc.
(Financials)* 811,569
6,208 Marsh & McLennan Cos., Inc.
(Financials) 993,094
15,932 Marvell Technology, Inc.
(Information Technology) 3,266,060
17,138 Mastercard, Inc., Class A
(Financials) 8,465,829
10,373 McDonald's Corp. (Consumer
Discretionary) 2,896,142
1,923 McKesson Corp. (Health Care) 1,427,712
21,820 Medtronic PLC (Health Care) 1,610,534
44,850 Merck & Co., Inc. (Health Care) 5,324,592
42,491 Meta Platforms, Inc., Class A
(Communication Services) 26,875,982
7,711 MetLife, Inc. (Financials) 637,623
1,224 Mettler-Toledo International,
Inc. (Health Care)* 1,445,030
21,857 Micron Technology, Inc.
(Information Technology) 21,223,147
140,160 Microsoft Corp. (Information
Technology) 63,105,638
11,902 Monday.com Ltd. (Information
Technology)* 995,245
1,827 MongoDB, Inc. (Information
Technology)* 613,050
764 Monolithic Power Systems, Inc.
(Information Technology) 1,196,584
23,093 Monster Beverage Corp.
(Consumer Staples)* 2,034,031
4,381 Moody's Corp. (Financials) 1,985,688
24,113 Morgan Stanley (Financials) 5,015,504
2,486 Motorola Solutions, Inc.
(Information Technology) 1,002,554
9,208 NetApp, Inc. (Information
Technology) 1,604,862
77,964 Netflix, Inc. (Communication
Services)* 6,706,463
26,184 Newmont Corp. (Materials) 2,875,265
25,699 NextEra Energy, Inc. (Utilities) 2,236,070
24,836 NIKE, Inc., Class B (Consumer
Discretionary) 1,148,168
2,192 Norfolk Southern Corp.
(Industrials) 668,472
5,189 Northern Trust Corp.
(Financials) 858,520
2,184 Northrop Grumman Corp.
(Industrials) 1,231,077
39,114 Novartis AG (Health Care) 5,898,012
462,079 NVIDIA Corp. (Information
Technology) 97,563,360
82 NVR, Inc. (Consumer
Discretionary)* 500,594
20,911 Occidental Petroleum Corp.
(Energy) 1,184,190

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
11,868 ON Semiconductor Corp.
(Information Technology)* $ 1,431,518
6,510 ONEOK, Inc. (Energy) 546,449
26,564 Oracle Corp. (Information
Technology) 5,997,620
25,963 O'Reilly Automotive, Inc.
(Consumer Discretionary)* 2,255,665
6,731 Otis Worldwide Corp.
(Industrials) 476,824
6,199 PACCAR, Inc. (Industrials) 684,184
43,407 Palantir Technologies,
Inc., Class A (Information
Technology)* 6,794,932
10,476 Palo Alto Networks, Inc.
(Information Technology)* 2,950,984
1,855 Parker-Hannifin Corp.
(Industrials) 1,566,789
13,772 PayPal Holdings, Inc.
(Financials) 616,297
31,089 PepsiCo, Inc. (Consumer
Staples) 4,482,723
77,627 Pfizer, Inc. (Health Care) 2,032,275
26,853 Philip Morris International, Inc.
(Consumer Staples) 4,763,185
5,351 Phillips 66 (Energy) 941,134
5,817 PNC Financial Services Group,
Inc. (The) (Financials) 1,286,255
7,479 Principal Financial Group, Inc.
(Financials) 774,974
39,822 Procter & Gamble Co. (The)
(Consumer Staples) 5,716,846
12,639 Progressive Corp. (The)
(Financials) 2,406,466
7,891 Prologis, Inc. REIT (Real
Estate) 1,132,122
10,757 Prudential Financial, Inc.
(Financials) 1,082,584
5,088 PulteGroup, Inc. (Consumer
Discretionary) 601,300
21,519 QUALCOMM, Inc.
(Information Technology) 5,401,699
2,507 Quanta Services, Inc.
(Industrials) 1,784,307
1,783 Quest Diagnostics, Inc. (Health
Care) 347,507
10,378 Realty Income Corp. REIT
(Real Estate) 635,964
14,196 Reddit, Inc., Class A
(Communication Services)* 2,498,496
2,822 Regeneron Pharmaceuticals,
Inc. (Health Care) 1,734,909
25,326 Regions Financial Corp.
(Financials) 709,128
2,540 ResMed, Inc. (Health Care) 484,048
12,438 Robinhood Markets, Inc., Class
A (Financials)* 1,172,903
9,903 ROBLOX Corp., Class A
(Communication Services)* 466,926
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
14,015 Roche Holding AG (Health
Care) $ 5,906,623
2,876 Roche Holding AG (Health
Care) 1,238,960
1,699 Rockwell Automation, Inc.
(Industrials) 766,351
29,052 Rollins, Inc. (Industrials) 1,382,875
1,347 Roper Technologies, Inc.
(Information Technology) 438,489
9,307 Ross Stores, Inc. (Consumer
Discretionary) 2,156,711
2,543 Royal Caribbean Cruises Ltd.
(Consumer Discretionary) 723,814
16,882 Royalty Pharma PLC, Class A
(Health Care) 941,340
23,890 RTX Corp. (Industrials) 4,292,077
3,369 S&P Global, Inc. (Financials) 1,428,456
15,021 Salesforce, Inc. (Information
Technology) 2,870,513
2,917 Sandisk Corp. (Information
Technology)* 4,944,257
8,954 Sanofi SA (Health Care) 786,696
6,120 Schneider Electric SE
(Industrials) 1,927,913
7,002 Seagate Technology Holdings
PLC (Information Technology) 6,160,360
8,526 Sempra (Utilities) 759,922
16,510 ServiceNow, Inc. (Information
Technology)* 2,053,349
89,480 Shell PLC (Energy) 3,760,766
2,808 Sherwin-Williams Co. (The)
(Materials) 853,183
3,478 Simon Property Group, Inc.
REIT (Real Estate) 712,677
17,145 SLB Ltd. (Energy) 935,260
4,019 Snowflake, Inc. (Information
Technology)* 1,027,055
10,577 Southern Co. (The) (Utilities) 973,613
1,996 Spotify Technology SA
(Communication Services)* 993,369
7,198 SS&C Technologies Holdings,
Inc. (Industrials) 486,009
7,194 Starbucks Corp. (Consumer
Discretionary) 713,357
10,909 State Street Corp. (Financials) 1,697,877
4,648 Stryker Corp. (Health Care) 1,418,058
4,867 Swiss Re AG (Financials) 733,149
16,277 Synchrony Financial
(Financials) 1,162,829
2,106 Synopsys, Inc. (Information
Technology)* 1,001,656
25,269 Sysco Corp. (Consumer Staples) 1,915,643
5,854 T. Rowe Price Group, Inc.
(Financials) 611,919
4,272 Take-Two Interactive Software,
Inc. (Communication Services)* 957,612
4,451 Targa Resources Corp. (Energy) 1,135,317
14,793 Target Corp. (Consumer
Staples) 1,879,747

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
18,409 Tenaris SA (Energy) $ 560,476
5,168 Teradyne, Inc. (Information
Technology) 1,934,434
58,260 Tesla, Inc. (Consumer
Discretionary)* 25,389,125
16,835 Texas Instruments, Inc.
(Information Technology) 5,146,123
5,259 Thermo Fisher Scientific, Inc.
(Health Care) 2,590,110
29,211 TJX Cos., Inc. (The) (Consumer
Discretionary) 4,520,402
5,312 T-Mobile US, Inc.
(Communication Services) 996,159
16,791 Tractor Supply Co. (Consumer
Discretionary) 529,420
3,422 Trane Technologies PLC
(Industrials) 1,544,349
586 TransDigm Group, Inc.
(Industrials) 737,376
6,027 Travelers Cos., Inc. (The)
(Financials) 1,759,221
25,150 Truist Financial Corp.
(Financials) 1,212,482
8,770 Tyson Foods, Inc., Class A
(Consumer Staples) 535,145
33,764 Uber Technologies, Inc.
(Industrials)* 2,376,986
1,596 Ubiquiti, Inc. (Information
Technology) 931,841
4,132 Ulta Beauty, Inc. (Consumer
Discretionary)* 2,102,568
6,030 Union Pacific Corp.
(Industrials) 1,583,719
10,625 United Airlines Holdings, Inc.
(Industrials)* 1,219,750
6,643 United Parcel Service, Inc.,
Class B (Industrials) 708,742
706 United Rentals, Inc.
(Industrials) 702,943
16,146 UnitedHealth Group, Inc.
(Health Care) 6,140,485
26,503 US Bancorp (Financials) 1,453,690
8,998 Valero Energy Corp. (Energy) 2,202,890
12,361 Ventas, Inc. REIT (Real Estate) 1,043,516
8,513 VeriSign, Inc. (Information
Technology) 2,429,440
80,565 Verizon Communications, Inc.
(Communication Services) 3,851,813
4,177 Vertex Pharmaceuticals, Inc.
(Health Care)* 1,869,375
6,774 Vertiv Holdings Co., Class A
(Industrials) 2,138,620
35,025 Visa, Inc., Class A (Financials) 11,430,759
3,798 Vistra Corp. (Utilities) 608,554
5,543 W R Berkley Corp. (Financials) 352,202
2,241 W.W. Grainger, Inc. (Industrials) 2,765,932
98,466 Walmart, Inc. (Consumer
Staples) 11,397,439
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
27,333 Walt Disney Co. (The)
(Communication Services) $ 2,783,319
70,516 Warner Bros Discovery, Inc.
(Communication Services)* 1,904,637
3,012 Waste Management, Inc.
(Industrials) 636,918
60,470 Wells Fargo & Co. (Financials) 4,688,844
9,787 Welltower, Inc. REIT (Real
Estate) 2,009,565
8,469 Western Digital Corp.
(Information Technology) 4,498,817
15,552 Williams Cos., Inc. (The)
(Energy) 1,110,257
3,016 Workday, Inc., Class A
(Information Technology)* 440,909
7,827 Xcel Energy, Inc. (Utilities) 622,247
9,491 Yum! Brands, Inc. (Consumer
Discretionary) 1,404,193
6,080 Zimmer Biomet Holdings, Inc.
(Health Care) 500,566
8,018 Zoetis, Inc. (Health Care) 622,918
3,954 Zoom Communications,
Inc., Class A (Information
Technology)* 401,687
1,210,928,732
TOTAL COMMON STOCKS
(Cost $1,413,119,849)
1,705,256,537
Shares Dividend Rate Value
aa a
Investment Company – 0.4%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund - Institutional Shares
6,730,749 3.519% 6,730,749
(Cost $6,730,749)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,419,850,598)
1,711,987,286
a
Securities Lending Reinvestment Vehicle – 0.6%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
10,818,275 3.532% 10,818,275
(Cost $10,818,275)
TOTAL INVESTMENTS – 100.4%
(Cost $1,430,668,873)
$ 1,722,805,561
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(6,493,268)
NET ASSETS – 100.0%
$ 1,716,312,293
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.

GOLDMAN SACHS ACTIVEBETA
®
WORLD EQUITY ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header** **End swaps header**
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 31.1%
Financials 14.9
Consumer Discretionary 10.4
Industrials 10.3
Communication Services 9.0
Health Care 8.9
Consumer Staples 5.9
Energy 3.7
Materials 2.8
Utilities 1.4
Real Estate 0.6
Investment Company 0.4
Securities Lending Reinvestment Vehicle 0.6
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At May 31, 2026, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 18 06/19/26 $ 2,800,170 $ 72,361
S&P 500 E-Mini Index 18 06/18/26 6,836,175 419,045
Total Futures Contracts
$ 491,406

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the net asset value
(“NAV”) per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’
shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the
Underlying Fund’s shareholder report at SEC.gov.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of May 31, 2026:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
ActiveBeta
®
Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 52,705,832 $ — $ —
Asia 1,383,346,553 33,723,230 1,412,640
Europe 48,817,191 — —
North America 33,177,669 — —
Oceania 4,968,330 — —
South America 61,731,314 18,851,881 —
Exchange-Traded Fund 9,461,213 — —
Investment Company 41,143,014 — —
Securities Lending Reinvestment Vehicle 19,518,335 — —
Total
$ 1,654,869,451 $ 52,575,111 $ 1,412,640
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 2,362,029 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
Europe Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 644,702 $ — $ —
Asia 725,611 — —
Europe 98,866,833 805,768 —
North America 11,970,412 — —
Oceania 1,026,348 — —
South America 671,240 — —
Investment Company 1,967,105 — —
Securities Lending Reinvestment Vehicle 3,951,936 — —
Total
$ 119,824,187 $ 805,768 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 71,573 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
ActiveBeta
®
International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 18,546,929 $ — $ —
Asia 1,526,985,758 — —
Europe 2,882,725,998 23,509,774 —
North America 980,461,733 — —
Oceania 316,436,133 — —
South America 29,207,313 — —
Investment Company 62,266,133 — —
Securities Lending Reinvestment Vehicle 220,864,212 — —
Total
$ 6,037,494,209 $ 23,509,774 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 678,563 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
Japan Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 83,621,564 $ — $ —
Investment Company 232,405 — —
Securities Lending Reinvestment Vehicle 1,472,333 — —
Total
$ 85,326,302 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 70,091 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 4,581,082 $ — $ —
Europe 53,920,023 — —
North America 15,509,068,833 — —
Investment Company 10,904,084 — —
Securities Lending Reinvestment Vehicle 5,756,426 — —
Total
$ 15,584,230,448 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
ActiveBeta
®
U.S. Small Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 917,042 $ — $ —
Asia 6,269,290 — —
Europe 11,345,543 — —
North America 949,593,795 — 73,631
Oceania 89,359 — —
South America 1,716,898 — —
Investment Company 14,285,641 — —
Securities Lending Reinvestment Vehicle 12,090,600 — —
Total
$ 996,308,168 $ — $ 73,631
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 1,011,450 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
World Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 184,226,603 $ — $ —
Europe 217,892,020 1,148,025 —
North America 1,260,213,456 — —
Oceania 37,835,680 — —
South America 3,940,753 — —
Investment Company 6,730,749 — —
Securities Lending Reinvestment Vehicle 10,818,275 — —
Total
$ 1,721,657,536 $ 1,148,025 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 491,406 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the
Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index (or a reference index if applicable), including fundamental information that may be based on assumptions and estimates. Neither a Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Depositary Receipts Risk — Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent a Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the
Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Geographic and Sector Risk — If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology.
A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When an Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and its Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, a Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, a Fund will not concentrate in a particular industry or group of industries.
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. A Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of a Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in a Fund and hold its investment solely to facilitate commencement of a Fund or to facilitate a Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund, including on a Fund’s liquidity.
In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)